As filed with the Securities and Exchange Commission on April 30, 1998

                                                       Registration Nos. 2-78020
                                                                        811-3488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                      [X]
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 28                   [X]

                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                  [X]

                                AMENDMENT NO. 30

                       (CHECK APPROPRIATE BOX OR BOXES.)

                                   ----------

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                           (EXACT NAME OF REGISTRANT)
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                   ----------


                  ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06115
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                                 (800) 447-4312
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                                   ----------

                               DONA D. YOUNG, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------


                                    COPY TO:
                               EDWIN L. KERR, ESQ.
                                PHOENIX HOME LIFE
                            MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                               HARTFORD, CT 06115

                                   ----------

          It is proposed that this filing will become effective (check appropriate space)
          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
          [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ] on pursuant to paragraph (a)(1) of Rule 485
          If appropriate, check the following box:
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 POST-EFFECTIVE AMENDMENT NO. 27 TO REGISTRATION
                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                             FORM N-4 ITEM                                                       PROSPECTUS CAPTION
                             -------------                                                       ------------------
 1.    Cover Page .....................................................   Cover Page

 2.    Definitions.....................................................   Special Terms

 3.    Synopsis or Highlights .........................................   Summary of Expenses; Summary

 4.    Condensed Financial Information ................................   Financial Highlights

 5.    General Description of Registrant, Depositor, and...............   Phoenix and the Account; The Fund; Voting Rights
       Portfolio Companies

 6.    Deductions and Expenses.........................................   Deductions and Charges; Sales of Variable Accumulation
                                                                          Contracts

 7.    General Description of Variable Annuity Contracts ..............   The Variable Accumulation Annuity; Purchase of Contracts;
                                                                          The Accumulation Period; Miscellaneous Provisions

 8.    Annuity Period .................................................   The Annuity Period

 9.    Death Benefits .................................................   Payment Upon Death Before Maturity Date

10.    Purchases and Contract Value ...................................   Purchase of Contracts; The Accumulation Period; Variable
                                                                          Account Valuation Procedures; Sales of Variable
                                                                          Accumulation Contracts

11.    Redemptions ....................................................   Surrender of Contracts; Partial Withdrawals; Free Look
                                                                          Period

12.    Taxes ..........................................................   Federal Income Taxes

13.    Legal Proceeding ...............................................   Litigation

14.    Table of Contents of Statement of Additional Information .......   Statement of Additional Information

15.    Cover Page .....................................................   Cover Page

16.    Table of Contents ..............................................   Table of Contents

17.    General Information and History ................................   Not Applicable

18.    Services .......................................................   Not Applicable

19.    Purchase of Securities Being Offered ...........................   Appendix

20.    Underwriters ...................................................   Underwriter

21.    Calculation of Yield Quotations of Money Market
       Subaccounts ....................................................   Calculation of Yield and Return

22.    Annuity Payments................................................   Calculation of Annuity Payments

23.    Financial Statements............................................   Financial Statements


---------------
Note: This Registration Statement contains two prospectuses. One describes a variation of the Contract funded by The Phoenix Edge Series Fund, Wanger Advisors Trust and Templeton Variable Products Series Fund (Version A) and the other describes a variation of the Contract funded by the Templeton Variable Products Series Fund (Version B). This Registration Statement also contains two Statements of Additional Information; one corresponds to Prospectus Version A and the other corresponds to Prospectus Version B.

                                                                     [VERSION A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford,  Connecticut                                             P.O. Box 8027
                                                           Boston, MA 02266-8027
                                                               Tel. 800/447-4312


                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACTS

                                   PROSPECTUS

                                   May 1, 1998


              FOR TAX QUALIFIED AND NON-TAX QUALIFIED ANNUITY PLANS



    This Prospectus describes variable accumulation annuity contracts ("Contracts") issued by Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Contracts provide for both an Accumulation Period and an Annuity Period. Purchase payments under the Contract are flexible. Contracts may be purchased by individuals or on a group basis by employers to fund tax-qualified pension profit-sharing or tax sheltered annuity ("TSA") plans. For information on Individual Contracts issued in New York on or after May 1, 1997, see "New York Individual Contracts Issued On or After May 1, 1997," and for information on contracts issued on a group basis, see "Group Contracts."

    Generally, a minimum initial purchase payment of $1,000 is required and each subsequent purchase payment must be at least $25. If the bank draft investment program ("check-o-matic" as described under "Purchase of Contracts") is elected, the minimum initial purchase payment required is $25. For non-tax qualified and Individual Retirement Accounts ("IRAs") including SEP IRAs, SIMPLE IRAs and
Roth IRAs the minimum initial purchase payment required is $1,000. For individual Contracts issued under tax-qualified or employer sponsored plans other than IRAs, a minimum annual payment of $1,000 must be made. For Contracts with a Maturity Date in the first Contract year, a minimum initial purchase payment of $10,000 is required. Generally, a Contract may not be purchased with respect to a proposed Annuitant who is 80 years of age or older.

    Purchase payments are allocated to one or more of the available Subaccounts of the Phoenix Home Life Variable Accumulation Account (the "Account") and/or to the Guaranteed Interest Account ("GIA") (see Appendix A) as specified by the Contract Owner in the application, if any, for the Contract. The Account is divided into Subaccounts, each of which invests in a corresponding series of The Phoenix Edge Series Fund, Wanger Advisors Trust or Templeton Variable Products Series Fund (collectively, the "Funds").

    You may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. You may receive more or less than the initial payment depending on investment experience within the Subaccount during the 10-day period, unless the Contract was issued with the Temporary Money Market Allocation Amendment, in which case your initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")

    It may not be advantageous to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should recognize that a contract that has been in existence for a period of time might have certain advantages to you over a new contract. On the other hand, the proposed Contract may offer new features which are more important to you.

    It is in your best interest to have adequate information before a decision to replace your present annuity contract becomes final so that you may understand the basic features of both the proposed Contract and your existing contract.

    If you are replacing a life insurance policy, it is important to understand that the proposed Contract would provide limited, if any, life insurance coverage, and that annuities and life insurance are treated differently under the tax laws.

    In all cases, it is important to know if the replacement will result in current tax liability.


    This Prospectus provides information a prospective investor ought to know before investing and should be kept for future reference. It is accompanied by a current Prospectus for each of the Funds. No offer is being made of a Contract funded by any Fund for which a current Prospectus has not been delivered.


    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE FLUCTUATION OF CONTRACT VALUE AND THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

    Additional information about the Account has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 1998, which is incorporated herein by reference. The SAI, the table of contents of which is set forth in this Prospectus, is available without charge upon request by writing or telephoning Phoenix at the address or telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------


SPECIAL TERMS.............................................   3
SUMMARY OF EXPENSES.......................................   4
SUMMARY ..................................................  10
FINANCIAL HIGHLIGHTS......................................  12
PERFORMANCE HISTORY.......................................  16
THE VARIABLE ACCUMULATION ANNUITY ........................  18
PHOENIX AND THE ACCOUNT...................................  18
THE PHOENIX EDGE SERIES FUND..............................  18
WANGER ADVISORS TRUST.....................................  19
TEMPLETON VARIABLE PRODUCTS SERIES FUND...................  20
PURCHASE OF CONTRACTS ....................................  20
DEDUCTIONS AND CHARGES....................................  20
    Premium Tax ..........................................  20
    Sales Charges ........................................  21
    Charges for Mortality and Expense Risks ..............  21
    Charges for Administrative Services ..................  21
    Other Charges ........................................  22
THE ACCUMULATION PERIOD...................................  22
    Accumulation Units ...................................  22
    Accumulation Unit Values .............................  22
    Transfers ............................................  22
    Surrender of Contract; Partial Withdrawals ...........  23
    Lapse of Contract ....................................  23
    Payment Upon Death Before Maturity Date (Non-New
        York Individual Contracts)........................  23
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
MAY 1, 1997...............................................  24
    Sales Charges.........................................  24
    Daily Administrative Fee..............................  24
    Maturity Date.........................................  24
    Ownership of the Contract.............................  24
    Payment Upon Death Before Maturity Date...............  24
    Transfers.............................................  25
GROUP CONTRACTS...........................................  25
    Allocated Group Contracts ............................  25
    Unallocated Group Contracts ..........................  25
THE ANNUITY PERIOD .......................................  26
    Variable Accumulation Annuity Contracts...............  26
    Annuity Options ......................................  26
    Option A--Life Annuity With Specified Period Certain..  27
    Option B--Non-Refund Life Annuity ....................  27
    Option D--Joint and Survivor Life Annuity ............  27
    Option E--Installment Refund Life Annuity ............  27
    Option F--Joint and Survivor Life Annuity With
       Specified Period Certain ..........................  27
    Option G--Payments for Specified Period ..............  27
    Option H--Payments of Specified Amount ...............  27
    Option I--Variable Payment Life Annuity with Ten Year
       Period Certain ....................................  27

    Option J--Joint Survivor Variable Payment Life Annuity
       with Ten Year Period Certain ....................... 27
    Option K--Variable Payment Annuity for a Specified
       Period ............................................. 27
    Option L--Variable Payment Life Expectancy Annuity..... 27
    Option M--Unit Refund Variable Payment Life Annuity.... 28
    Option N--Variable Payment Non-Refund Life Annuity..... 28
    Other Options and Rates................................ 28
    Other Conditions ...................................... 28
    Payment Upon Death After Maturity Date ................ 28
VARIABLE ACCOUNT VALUATION PROCEDURES...................... 28
MISCELLANEOUS PROVISIONS .................................. 28
    Assignment............................................. 28
    Deferment of Payment .................................. 29
    Free Look Period....................................... 29
    Amendments to Contracts ............................... 29
    Substitution of Fund Shares ........................... 29
    Ownership of the Contract ............................. 29
FEDERAL INCOME TAXES ...................................... 29
    Introduction .......................................... 29
    Tax Status............................................. 29
    Taxation of Annuities in General....................... 29
       Surrenders or Withdrawals Prior to the Contract
         Maturity Date .................................... 30
       Surrenders or Withdrawals On or After the Contract
         Maturity Date .................................... 30
       Penalty Tax on Certain Surrenders and Withdrawals .. 30
    Additional Considerations.............................. 30
    Diversification Standards ............................. 31
    Qualified Plans........................................ 32
       Tax Sheltered Annuities ............................ 32
       Keogh Plans......................................... 33
       Individual Retirement Accounts ..................... 33
       Corporate Pension and Profit-Sharing Plans ......... 33
       Deferred Compensation Plans with Respect to
         Service for State and Local Governments and
         Tax Exempt Organizations ......................... 33
       Penalty Tax on Certain Surrenders and Withdrawals
         from Qualified Contracts.......................... 33
       Seek Tax Advice..................................... 34
SALES OF VARIABLE ACCUMULATION CONTRACTS .................. 34
STATE REGULATION .......................................... 34
REPORTS ................................................... 34
VOTING RIGHTS ............................................. 34
TEXAS OPTIONAL RETIREMENT PROGRAM ......................... 35
LITIGATION ................................................ 35
LEGAL MATTERS ............................................. 35
STATEMENT OF ADDITIONAL INFORMATION........................ 35
APPENDIX A ................................................ 36
APPENDIX B ................................................ 37

SPECIAL TERMS
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement with respect to each Subaccount used in determining the value of a Contract and the interest in the Subaccounts prior to the commencement of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract.


ANNUITY OPTION: The provisions under which a series of annuity payments is made to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. (See "Annuity Options.")


ANNUITY UNIT: A standard of measurement used in determining the amount of each variable income payment under the variable payment Annuity Options I, J, K, M and N.

CONTRACT: The deferred variable accumulation annuity contracts described in this Prospectus.


CONTRACT OWNER ("OWNER"): The person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the application, if any, for the Contract. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA. For 403(b) plans with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.


FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period that does not vary with or reflect the investment performance of any Subaccount.

FUNDS: The Phoenix Edge Series Fund, the Wanger Advisors Trust and the Templeton Variable Products Series Fund.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this Prospectus.

GIA: An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, in the sole discretion of Phoenix.

ISSUE DATE: The date that the initial purchase payment is invested under a Contract.


LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for 403(b) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the Owner pursuant to the Contract as of which annuity payments will commence. The election is subject to certain conditions described in "The Annuity Period."


MINIMUM INITIAL PURCHASE PAYMENT: The amount which must be paid when a Contract is purchased. Minimum initial purchase payments of $1,000, $1,000, $25, $1,000 annually and $10,000 is required for non-qualified, IRA, bank draft program, qualified plan Contracts and Contracts with a Maturity Date in the first Contract year, respectively.

MINIMUM SUBSEQUENT PAYMENT: The amount which must be paid when any subsequent payments are made, after the minimum initial purchase payment has been made (see above). The minimum subsequent payment for all Contracts is $25.


PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant at any time before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").


PHOENIX: Phoenix Home Life Mutual Insurance Company.


VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amount after the first payment is made, in accordance with the investment experience of the selected Subaccounts.


VPMO: The Variable Products Mail Operation Division of Phoenix that receives and processes incoming mail for Variable Products Operations.


VPO:  The Variable Products Operations Division of Phoenix.

                             SUMMARY OF EXPENSES(1)

CONTRACT OWNER TRANSACTION EXPENSES                                                      ALL SUBACCOUNTS
                                                                                         ---------------
Sales Charge Imposed on Purchases...................................................            None
Deferred Sales Load (as a percentage of amount surrendered):(2).....................
    Age of Payment in Complete Years 0-1............................................             6%
    Age of Payment in Complete Years 1-2............................................             5%
    Age of Payment in Complete Years 2-3............................................             4%
    Age of Payment in Complete Years 3-4............................................             3%
    Age of Payment in Complete Years 4-5............................................             2%
    Age of Payment in Complete Years 5-6............................................             1%
    Age of Payment in Complete Years 6 and thereafter...............................            None
Exchange Fee
    Maximum Allowable Charge Per Exchange...........................................            $10
ANNUAL CONTRACT FEE
    Maximum.........................................................................            $35
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
   Mortality and Expense Risk Fees.................................................. 1.25% or 1.00% (depending on Contract form)(3)
   Account Fees and Expenses........................................................            None
   Total Separate Account Annual Expenses........................................... 1.25% or 1.00% (depending on Contract form)(3)
FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)


                                                                                                                     TOTAL ANNUAL(4)
                                                                                                                       EXPENSES
                                                           INVESTMENT          RULE 12B-1                            (AFTER EXPENSE
SERIES                                                   MANAGEMENT FEES          FEES          OTHER EXPENSES(4)    REIMBURSEMENT)
------                                                   ---------------          ----          -----------------    --------------
Growth Series.......................................          .63%                 N/A               .11%                 .74%
Multi-Sector Fixed Income Series....................          .50%                 N/A               .15%                 .65%
Strategic Allocation Series ........................          .58%                 N/A               .13%                 .71%
Money Market Series.................................          .40%                 N/A               .15%                 .55%
International Series ...............................          .75%                 N/A               .26%                1.01%
Balanced Series.....................................          .55%                 N/A               .15%                 .70%
Real Estate Securities Series.......................          .75%                 N/A               .25%                1.00%
Strategic Theme Series..............................          .75%                 N/A               .25%                1.00%
Aberdeen New Asia Series............................         1.00%                 N/A               .25%                1.25%
Research Enhanced Index Series.....................           .45%                 N/A               .10%                 .55%
Engemann Nifty Fifty Series(7)......................          .90%                 N/A               .15%                1.05%
Phoenix Growth & Income Series(7)...................          .70%                 N/A               .15%                 .85%
Phoenix Value Equity Series(7)......................          .70%                 N/A               .15%                 .85%
Seneca Mid-Cap Growth Series(7).....................          .80%                 N/A               .25%                1.05%
Schafer Mid-Cap Value Series(7).....................         1.05%                 N/A               .15%                1.20%
Wanger U.S. Small Cap Series........................          .97%                 N/A               .09%                1.06%
Wanger International Small Cap Series...............         1.28%                 N/A               .32%                1.60%
Templeton Stock Series -- Class 2(5)................          .69%                .25%               .19%                1.13%
Templeton Asset Allocation Series -- Class 2(5).....          .60%                .25%               .18%                1.03%
Templeton International Series -- Class 2(5)........          .69%                .25%               .19%                1.13%
Templeton Developing Markets Series -- Class 2(6)...         1.25%                .25%               .33%                1.83%

(1) The information included on this page does not apply to New York Individual Contracts issued on or after May 1, 1997 or Group Contracts.
(2) A sales charge may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a sales charge. (See "Deductions and Charges--Sales Charges.")
(3) The expense risk charge under a Contract is either .60% or .85%, depending on when the Contract was issued. (See "Deductions and Charges--Charges for Mortality and Expense Risks.")
(4) Each Series pays a portion or all of its total annual expenses other than the management fee. The Research Enhanced Index Series will pay up to .10%; the Growth, Multi-Sector Fixed Income, Strategic Allocation, Money Market and Balanced Series will pay up to .15%; the International Series will pay up to .40%; the Real Estate Securities, Strategic Theme and Aberdeen New Asia Series will pay up to .25%; the U.S. Small Cap Series will pay up to .50%; and the International Small Cap Series will pay up to .60%. Absent expense reimbursement, total annual expenses were .66%, 1.05%, 1.07%, 1.14% and 2.00% for the Multi-Sector, Enhanced Index, Real Estate, Theme and
     Asia Series, respectively. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.
(5) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Annual Expenses have been restated to reflect the management fee schedule which was approved by shareholders and effective on May 1, 1997. Actual Management Fees and Total Annual Expenses during 1997 were lower. See Fund prospectus for details.
(6) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.
(7) Inclusion of this Subaccount began on March 2, 1998. Accordingly, annualized expenses have been projected for the fiscal period ending December 31, 1998. Without reimbursement, the total operating expenses are estimated to be approximately 1.35%, 1.68%, 1.10%, 1.10% and 1.31% of the average net assets of the Nifty Fifty, Seneca Mid-Cap, Growth & Income, Value and Schafer Mid-Cap Series, respectively, for the fiscal year ending December 31, 1998.

                             SUMMARY OF EXPENSES(1)

EXAMPLES:
    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

                                                                        1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                                        ------            -------          -------          --------

Growth Series...................................................         $ 68              $ 97             $126              $247
Multi-Sector Fixed Income Series................................           67                94              121               238
Strategic Allocation Series.....................................           68                96              124               244
Money Market Series.............................................           66                91              116               227
International Series............................................           71               105              139               275
Balanced Series.................................................           68                96              124               243
Real Estate Securities Series...................................           71               105              139               274
Strategic Theme Series..........................................           71               105              139               274
Aberdeen New Asia Series........................................           73               112              151               299
Research Enhanced Index Series..................................           66                91              N/A               N/A
Engemann Nifty Fifty Serie(2)...................................           71               106              N/A               N/A
Phoenix Growth & Income Series(2)...............................           69               100              N/A               N/A
Phoenix Value Equity Series(2)..................................           69               100              N/A               N/A
Seneca Mid-Cap Growth Series(2).................................           73               110              N/A               N/A
Schafer Mid-Cap Value Series(2).................................           71               106              N/A               N/A
Wanger U.S. Small Cap Series....................................           71               106              142               280
Wanger International Small Cap Series...........................           76               122              168               332
Templeton Stock Series -- Class 2...............................           72               108              145               287
Templeton Asset Allocation Series -- Class 2....................           71               105              140               277
Templeton International Series -- Class 2.......................           72               108              145               287
Templeton Developing Markets Series -- Class 2..................           79               129              179               354


    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

                                                                        1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                                        ------            -------          -------          --------

Growth Series...................................................         $ 22              $ 68             $116              $247
Multi-Sector Fixed Income Series................................           21                65              111               238
Strategic Allocation Series.....................................           22                67              114               244
Money Market Series.............................................           20                62              106               227
International Series............................................           25                76              129               275
Balanced Series.................................................           22                66              114               243
Real Estate Securities Series...................................           25                75              129               274
Strategic Theme Series..........................................           25                75              129               274
Aberdeen New Asia Series........................................           27                83              141               299
Research Enhanced Index Series..................................           20                62              N/A               N/A
Engemann Nifty Fifty Series(2)..................................           25                77              N/A               N/A
Phoenix Growth & Income Series(2)...............................           23                71              N/A               N/A
Phoenix Value Equity Series(2)..................................           23                71              N/A               N/A
Seneca Mid-Cap Growth Series(2).................................           27                81              N/A               N/A
Schafer Mid-Cap Value Series(2).................................           25                77              N/A               N/A
Wanger U.S. Small Cap Series....................................           25                77              132               280
Wanger International Small Cap Series...........................           31                93              158               332
Templeton Stock Series -- Class 2...............................           26                79              135               287
Templeton Asset Allocation Series -- Class 2....................           25                76              130               277
Templeton International Series -- Class 2.......................           26                79              135               287
Templeton Developing Markets Series -- Class 2..................           33               100              170               354


(1) The information included on this page does not apply to New York Individual Contracts issued on or after May 1, 1997 or Group Contracts.

(2)  Inclusion of this Subaccount began on March 2, 1998.

    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of new assets for the year ended December 31, 1997, except as indicated. The tables reflect Account annual expenses of 1.25% as well as the Funds. (See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.)

    Premium or other taxes levied by any governmental entity with respect to the Contract will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Deductions and Charges--Premium Tax" and Appendix B.)

    The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown and are based on Contracts assessing an expense risk charge of .85%. The $35 annual administrative charge is reflected in the Example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. (See "Deductions and Charges.")

                               SUMMARY OF EXPENSES
         INDIVIDUAL CONTRACTS ISSUED IN NEW YORK ON OR AFTER MAY 1, 1997

CONTRACT OWNER TRANSACTION EXPENSES                                                                    ALL SUBACCOUNTS
                                                                                                       ---------------
Sales Charge Imposed on Purchases.........................................................................    None

Deferred Sales Load (as a percentage of amount surrendered  up to a maximum of the total premium):(1)

    Age of Payment in Complete Years 0-1..................................................................     7%
    Age of Payment in Complete Years 1-2..................................................................     6%
    Age of Payment in Complete Years 2-3..................................................................     5%
    Age of Payment in Complete Years 3-4..................................................................     4%
    Age of Payment in Complete Years 4-5..................................................................     3%
    Age of Payment in Complete Years 5-6..................................................................     2%
    Age of Payment in Complete Years 6-7..................................................................     1%
    Age of Payment in Complete Years 7 and thereafter.....................................................    None
Exchange Fee
    Maximum Allowable Charge Per Exchange.................................................................    $10
ANNUAL CONTRACT FEE
    Maximum...............................................................................................    $35
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
    Mortality and Expense Risk Fees.......................................................................   1.25%
    Daily Administrative Fee..............................................................................    .125%
Total Separate Account Annual Expenses....................................................................   1.375%
FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)


                                                                                                                     TOTAL ANNUAL(2)
                                                                                                                       EXPENSES
                                                           INVESTMENT          RULE 12B-1                            (AFTER EXPENSE
SERIES                                                   MANAGEMENT FEES          FEES          OTHER EXPENSES(2)    REIMBURSEMENT)
------                                                   ---------------          ----          -----------------    --------------
Growth Series.....................................            .63%                 N/A               .11%                  .74%
Multi-Sector Fixed Income Series..................            .50%                 N/A               .15%                  .65%
Strategic Allocation Series.......................            .58%                 N/A               .13%                  .71%
Money Market Series...............................            .40%                 N/A               .15%                  .55%
International Series..............................            .75%                 N/A               .26%                 1.01%
Balanced Series...................................            .55%                 N/A               .15%                  .70%
Real Estate Securities Series.....................            .75%                 N/A               .25%                 1.00%
Strategic Theme Series............................            .75%                 N/A               .25%                 1.00%
Aberdeen New Asia Series..........................           1.00%                 N/A               .25%                 1.25%
Research Enhanced Index Series....................            .45%                 N/A               .10%                  .55%
Engemann Nifty Fifty Series(5)....................            .90%                 N/A               .15%                 1.05%
Phoenix Growth & Income Series(5).................            .70%                 N/A               .15%                  .85%
Phoenix Value Equity Series(5)....................            .70%                 N/A               .15%                  .85%
Seneca Mid-Cap Growth Series(5)...................            .80%                 N/A               .25%                 1.05%
Schafer Mid-Cap Value Series(5)...................           1.05%                 N/A               .15%                 1.20%
Wanger U.S. Small Cap Series......................            .97%                 N/A               .09%                 1.06%
Wanger International Small Cap Series.............           1.28%                 N/A               .32%                 1.60%
Templeton Stock Series -- Class 2(3)..............            .69%                 .25%              .19%                 1.13%
Templeton Asset Allocation Series -- Class 2(3)...            .60%                 .25%              .18%                 1.03%
Templeton International Series -- Class 2(3)......            .69%                 .25%              .19%                 1.13%
Templeton Developing Markets Series -- Class 2(4).           1.25%                 .25%              .33%                 1.83%

(1) A sales charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a sales charge. (See "Deductions and Charges--Sales Charges.")
(2) Each Series pays a portion or all of its total annual expenses other than the management fee. The Research Enhanced Index Series will pay up to .10%; the Growth, Multi-Sector Fixed Income, Strategic Allocation, Money Market and Balanced Series will pay up to .15%; the International Series will pay up to .40%; the Real Estate Securities, Strategic Theme and Aberdeen New Asia Series will pay up to .25%; the U.S. Small Cap Series will pay up to .50%; and the International Small Cap Series will pay up to .60%. Absent expense reimbursement, total annual expenses were .66%, 1.05%, 1.07%, 1.14% and 2.00% for the Multi-Sector, Enhanced Index, Real Estate, Theme and
     Asia Series. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.
(3) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Annual Expenses have been restated to reflect the management fee schedule which was approved by shareholders and effective on May 1, 1997. Actual Management Fees and Total Annual Expenses during 1997 were lower. See Fund prospectus for details.
(4) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, the figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.
(5) Inclusion of this Subaccount began on March 2, 1998. Accordingly, annualized expenses have been projected for the fiscal period ending December 31, 1998. Without reimbursement, the total operating expenses are estimated to be approximately 1.35%, 1.68%, 1.10%, 1.10% and 1.31% of the average net assets of the Nifty Fifty, Seneca Mid-Cap, Growth & Income, Value and Schafer Mid-Cap Series, respectively, for the fiscal year ending December 31, 1997.

                               SUMMARY OF EXPENSES
         INDIVIDUAL CONTRACTS ISSUED IN NEW YORK ON OR AFTER MAY 1, 1997

EXAMPLES:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

                                                                        1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                                        ------            -------          -------          --------

Growth Series...................................................         $ 77              $107             $139              $260
Multi-Sector Fixed Income Series................................           76               105              135               251
Strategic Allocation Series.....................................           77               106              138               257
Money Market Series.............................................           75               102              130               241
International Series............................................           80               115              154               287
Balanced Series.................................................           77               106              138               256
Real Estate Securities Series...................................           80               115              153               286
Strategic Theme Series..........................................           80               115              153               286
Aberdeen New Asia Series........................................           82               123              165               311
Research Enhanced Index Series..................................           75               102              N/A               N/A
Engemann Nifty Fifty Series(1)..................................           80               117              N/A               N/A
Phoenix Growth & Income Series(1)...............................           78               111              N/A               N/A
Phoenix Value Equity Series(1)..................................           78               111              N/A               N/A
Seneca Mid-Cap Growth Series(1).................................           80               117              N/A               N/A
Schafer Mid-Cap Value Series(1).................................           82               121              N/A               N/A
Wanger U.S. Small Cap Series....................................           80               117              156               292
Wanger International Small Cap Series...........................           86               133              183               344
Templeton Stock Series -- Class 2...............................           81               119              159               299
Templeton Asset Allocation Series -- Class 2....................           80               116              155               289
Templeton International Series -- Class 2.......................           81               119              159               299
Templeton Developing Markets Series -- Class 2..................           88               140              194               365


    If you annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

                                                                        1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                                        ------            -------          -------          --------

Growth Series...................................................         $ 77              $107             $122              $260
Multi-Sector Fixed Income Series................................           76               105              117               251
Strategic Allocation Series.....................................           77               106              120               257
Money Market Series.............................................           75               102              112               241
International Series............................................           80               115              136               287
Balanced Series.................................................           77               106              120               256
Real Estate Securities Series...................................           80               115              135               286
Strategic Theme Series..........................................           80               115              135               286
Aberdeen New Asia Series........................................           82               123              147               311
Research Enhanced Index Series..................................           75               102              N/A               N/A
Engemann Nifty Fifty Series(1)..................................           80               117              N/A               N/A
Phoenix Growth & Income Series(1)...............................           78               111              N/A               N/A
Phoenix Value Equity Series(1)..................................           78               111              N/A               N/A
Seneca Mid-Cap Growth Series(1).................................           80               117              N/A               N/A
Schafer Mid-Cap Value Series(1).................................           82               121              N/A               N/A
Wanger U.S. Small Cap Series....................................           80               117              138               292
Wanger International Small Cap Series...........................           86               133              165               344
Templeton Stock Series -- Class 2...............................           81               119              141               299
Templeton Asset Allocation Series -- Class 2....................           80               116              137               289
Templeton International Series -- Class 2.......................           81               119              141               299
Templeton Developing Markets Series -- Class 2..................           88               140              176               365

(1) Inclusion of this Subaccount began on March 2, 1998.

                               SUMMARY OF EXPENSES
         INDIVIDUAL CONTRACTS ISSUED IN NEW YORK ON OR AFTER MAY 1, 1997

EXAMPLE:

If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

                                                                        1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                                        ------            -------          -------          --------

Growth Series...................................................         $ 23              $ 71             $122              $260
Multi-Sector Fixed Income Series................................           22                69              117               251
Strategic Allocation Series.....................................           23                70              120               257
Money Market Series.............................................           21                66              112               241
International Series............................................           26                79              136               287
Balanced Series.................................................           23                70              120               256
Real Estate Securities Series...................................           26                79              135               286
Strategic Theme Series..........................................           26                79              135               286
Aberdeen New Asia Series........................................           28                87              147               311
Research Enhanced Index Series..................................           21                66              N/A               N/A
Engemann Nifty Fifty Series(1)..................................           26                81              N/A               N/A
Phoenix Growth & Income Series(1)...............................           24                75              N/A               N/A
Phoenix Value Equity Series(1)..................................           24                75              N/A               N/A
Seneca Mid-Cap Growth Series(1).................................           26                81              N/A               N/A
Schafer Mid-Cap Value Series(1).................................           28                85              N/A               N/A
Wanger U.S. Small Cap Series....................................           26                81              138               292
Wanger International Small Cap Series...........................           32                97              165               344
Templeton Stock Series -- Class 2...............................           27                83              141               299
Templeton Asset Allocation Series -- Class 2....................           26                80              137               289
Templeton International Series -- Class 2.......................           27                83              141               299
Templeton Developing Markets Series -- Class 2..................           34               104              176               365

(1)  Inclusion of this Subaccount began on March 2, 1998.


    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It is based on historical Fund expenses as a percentage of net assets for the year ended December 31, 1997, except as indicated. The tables reflect expenses of the Account as well as the Funds. (See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.)

    The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The $35 annual administrative charge is reflected in the Example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. (See "Deductions and Charges.")

SUMMARY
--------------------------------------------------------------------------------

    The individual deferred accumulation annuity contracts ("Contract") described in this Prospectus present a dynamic concept in retirement planning designed to give you maximum flexibility in attaining your investment goals. There are no deductions from your purchase payments so that your entire payment is put to work in the investment portfolio(s) of your choice. Currently, the Account consists of several Subaccounts, which invest their assets exclusively in specified Series of the Funds. Each Series has a distinct investment objective. You choose the Subaccount or Subaccounts in which you wish to invest among the available Subaccounts and/or the GIA when you make your purchase payments under the Contract. You also may transfer amounts held under the Contract among the available Subaccounts and/or the GIA. When the accumulation period ends, the then Contract Value will be applied to furnish a Variable Payment Annuity unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will, thereafter, be fixed and guaranteed by Phoenix.

    The Contract is eligible for purchase as non-tax qualified retirement plans by individuals. Contracts also are eligible for use in connection with (1) pension or profit-sharing plans qualified under the Self-Employed Individuals Tax Retirement Act of 1962, known as "HR 10" or "Keogh" plans, (2) pension or profit-sharing plans qualified under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), known as "corporate plans," (3) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations (TSA),
(4) IRA plans satisfying the requirements of Section 408 or 408A of the Code and
(5) government plans and deferred compensation plans maintained by a state or political subdivision thereof under Section 457 of the Code. These plans are sometimes referred to in this Prospectus as "tax qualified plans."



HOW ARE PAYMENTS MADE UNDER THE CONTRACTS?

    A Contract Owner may make payments at any time until the Maturity Date selected by the Owner pursuant to the terms of the Contract. The payments purchase Accumulation Units of the Subaccount(s) and/or are deposited in the GIA, as chosen by the Owner. (See "Purchases of Contracts" and "The Accumulation Period.")



IS THERE A GUARANTEED OPTION?
    Yes. A Contract Owner may elect to have payments allocated to the GIA. Amounts allocated to the GIA earn a fixed rate of interest and Phoenix also may, in its sole discretion, credit excess interest. (See Appendix A.)


WHAT ARE THE INVESTMENT OPTIONS UNDER THE CONTRACT?

    The Contract currently offers a number of series of The Phoenix Edge Series Fund, Wanger Advisors Trust and Templeton Variable Products Series Fund as investment options. Each series has a specific investment objective. (For a complete list of the series offered and a brief discussion of their respective investment objectives, see "The Phoenix Edge Series Fund," "Wanger Advisors Trust" and "Templeton Variable Products Series Fund.")


    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS, SEE THE ACCOMPANYING FUND PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


WHAT SALES COSTS ARE CHARGED TO PURCHASE PAYMENTS UNDER THE CONTRACTS?

    No deductions are made from purchase payments. A deduction for sales charges may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. However, no deduction for sales charges will be taken after the Annuity Period has begun, unless unscheduled withdrawals are made under Annuity Options K or L. If a sales charge is imposed, it is imposed on a first-in, first-out basis. No sales charge will be imposed in the event that the Annuitant dies before the date that annuity payments will commence. The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments. (See "Sales Charges.")



WHAT FEES ARE CHARGED TO THE ACCOUNT?

    There is a mortality and expense risk fee and a daily administrative fee assessed against the Account. (See "Charges for Mortality and Expense Risks.") The daily administrative fee applies only to Individual Contracts issued in New York on or after May 1, 1997. (See "Charges for Administrative Services.")



ARE THERE ANY OTHER CHARGES OR DEDUCTIONS?

    In most states, premium taxes are imposed when a Contract is annuitized rather than when purchase payments are made by the Contract Owner. Phoenix will reimburse itself on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. (See "Premium Tax.") To cover its fixed cost of administration, Phoenix generally charges each Contract $35 each year.

    In addition, certain charges are deducted from the assets of the Funds. For investment management services, each Series of a Fund pays the investment manager a separate monthly fee calculated on the basis of its average daily net assets during the year. (See "Other Charges.")

    For a more complete description of the fees chargeable to the Account, see "Deductions and Charges."



WHAT ARE THE MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS?
    For non-tax qualified and IRA plans, the following minimum purchase payments apply (unless investments are made pursuant to a bank draft investment program):

    Initial minimum per Contract:                $1,000
    Subsequent minimum per Contract:             $   25

    For Contracts issued pursuant to a bank draft investment program, the following minimum purchase payments apply:

    Initial minimum per Contract:                   $25
    Subsequent minimum per Contract:                $25

    For Contracts issued under tax-qualified or employer sponsored plans other than IRAs, a minimum annual premium of $1,000 must be paid.

    For Contracts with a Maturity Date in the first Contract year, a minimum initial purchase payment of $10,000 is required.


MAY I ALLOCATE MY PURCHASE PAYMENTS AMONG AVAILABLE OPTIONS?

    You may choose the amount of each purchase payment to be directed to each Subaccount and/or to the GIA, provided that the minimum initial purchase payment requirements have been met. (See "Purchase of Contracts.")



MAY I TRANSFER AMOUNTS ALLOCATED TO A SUBACCOUNT OR THE GIA?

    Prior to the Maturity Date, you may transfer some or all of the Contract Value among one or more available Subaccounts and/or the GIA provided that the minimum initial purchase payment requirements have been met. Also, if issued, the Temporary Money Market Allocation Amendment provides that no transfers may be made until the termination of the Free Look Period. Currently, there is not a limit to the number of transfers per Contract Year, however, Phoenix may in the future limit the number of transfers allowed during a Contract year, but in no event will the limit be less than six transfers per year (see "Transfers"). However, there are additional restrictions on transfers from the GIA as described in Appendix A.



DOES THE CONTRACT PROVIDE FOR PAYMENT UPON DEATH?

    The Contract provides that if the Owner and Annuitant are the same and the Owner/Annuitant dies before annuity payments begin and there is no surviving Joint Owner, payment to the beneficiary will be made and no surrender charge will be imposed. The Contract also provides for payment upon death after the Contract Maturity Date. Special provisions may apply if the Owner and the Annuitant are not the same person. (See "Payment Upon Death Before Maturity Date" and "Payment Upon Death After Maturity Date.")



IS THERE A SHORT-TERM CANCELLATION RIGHT?

    An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. The Owner may receive more or less than the initial payment depending on investment experience within the Subaccounts during the 10-day period, unless the Contract is issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")



HOW WILL THE ANNUITY PAYMENTS BE DETERMINED ON THE MATURING OF A CONTRACT?

    The Owner and Annuitant bear the risk of the investment performance during the Accumulation Period unless the GIA is selected. Once annuity payments commence, investment in the Account will continue and the Owner and Annuitant will continue to bear the risk of investment unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will be fixed and guaranteed by the general assets of Phoenix. The fixed payment schedule is a part of the Contract and the Owner also may be given the opportunity to choose another annuity option available from Phoenix at the maturity of the Contract. If the current practice settlement rates in effect for Contracts are more favorable than the applicable rates guaranteed under the Contract, the current rates shall be applied. (See "The Annuity Period.")



CAN MONEY BE WITHDRAWN FROM THE CONTRACT?

    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Although loans are available only under 403(b) plans, certain limitations may apply (see "Qualified Plans; Tax Sheltered Annuities"). There may be a federal tax penalty assessed in connection with withdrawals (see "Federal Income Taxes").



CAN THE CONTRACT LAPSE?
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

    THE FOREGOING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


    Following are the financial highlights for the period indicated. As used below, the designation "VA1" refers to Contracts assessing an expense risk charge of .60% and "VA2," "VA3" and "GSE" refer to Contracts assessing an expense risk charge of .85% and not including a daily administration fee. (See "Deductions and Charges.") As there were no Contracts issued in New York on or after May 1, 1997, data is not available for this table.

                                                                         MONEY MARKET SUBACCOUNT
                                                                                   VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                                         -----------------------

                                    1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period.......................... $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413 $1.407621
Unit value, end of period....... $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units  outstanding
(000)...........................     2,264     3,460     3,457     4,649     4,617     8,601    10,289    13,110    13,319    12,813


                                                                         MONEY MARKET SUBACCOUNT
                                                                              VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                    1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit  value, beginning of
period.......................... $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598 $1.403711
Unit value, end of period ...... $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)...........................    32,025    40,530    37,026    38,007    30,143    27,132    15,331     8,723     4,057     1,741


                                                                          GROWTH SUBACCOUNT
                                                                                  VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                    1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period.........................  $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870 $2.431756
Unit value, end of period...... $11.055774 $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870
                                ========== ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................      6,273     7,215     8,153     8,351     8,671     8,652     7,280     6,658     6,726     6,243


                                                                           GROWTH SUBACCOUNT
                                                                             VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                    1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                    ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period.........................  $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403 $2.425706
Unit value, end of period...... $10.762048 $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403
                                ========== ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................     97,099   100,883    94,344    76,226    52,751    29,531    12,343    4,415     1,792        655


                                                                         MULTI-SECTOR SUBACCOUNT
                                                                                   VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                                         -----------------------

                                   1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                   ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period......................... $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177 $1.632777
Unit value, end of period...... $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................     3,556     4,114     4,418     4,839     5,798     5,539     5,541     5,085     6,195     5,585

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                        MULTI-SECTOR SUBACCOUNT
                                                                             VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                   1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                   ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period......................... $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705 $1.900136 $1.777482 $1.628898
Unit value, end of period...... $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705 $1.900136 $1.777482
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................    29,600    27,079    25,435    20,608    19,839    10,612     3,480     1,438       856       396


                                                                         ALLOCATION SUBACCOUNT
                                                                                  VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                        -----------------------

                                   1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                   ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period......................... $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209 $1.587193
Unit value, end of period...... $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................    13,378    15,341    18,038    19,981    23,027    23,424   22,916    22,667     24,606    31,107


                                                                        ALLOCATION SUBACCOUNT
                                                                             VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,

                                   1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                                   ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of
period......................... $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110 $1.583050
Unit value, end of period...... $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................    64,407    69,901    73,165   68,860     53,869    30,431    13,524     7,031     3,797     3,139


                                                                                  INTERNATIONAL SUBACCOUNT
                                                                                             VA1
                                                     -------------------------------------------------------------------------------
                                                                                                                              FROM
                                                                             YEAR ENDED DECEMBER 31,                       INCEPTION
                                                                             -----------------------
                                                                                                                           5/1/90 TO
                                                        1997      1996      1995      1994      1993      1992      1991    12/31/90
                                                        ----      ----      ----      ----      ----      ----      ----    --------
Unit value, beginning of period..................... $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543 $1.000000
Unit value, end of period .......................... $1.792595 $1.615890 $1.375527 $1.267735  1.279733 $0.933515 $1.081746 $0.912543
                                                     ========= ========= ========= =========  ======== ========= ========= =========
Number of units outstanding (000)...................     2,998     3,337     3,762     5,926     3,309     1,401       816       490


                                                                                  INTERNATIONAL SUBACCOUNT
                                                                                       VA2, VA3 & GSE
                                                     -------------------------------------------------------------------------------
                                                                                                                              FROM
                                                                             YEAR ENDED DECEMBER 31,                       INCEPTION
                                                                             -----------------------
                                                                                                                           5/1/90 TO
                                                        1997      1996      1995      1994      1993      1992      1991    12/31/90
                                                        ----      ----      ----      ----      ----      ----      ----    --------
Unit value, beginning of period..................... $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158 $1.000000
Unit value, end of period .......................... $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158
                                                     ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)...................    76,704    80,535    78,985    88,400    39,929    12,307     4,364     1,616


                                                                            BALANCED SUBACCOUNT
                                                                                     VA1
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              FROM
                                                                  YEAR ENDED DECEMBER 31,                                  INCEPTION
                                                                  -----------------------
                                                                                                                           5/1/92 TO
                                           1997             1996            1995             1994             1993          12/31/92
                                           ----             ----            ----             ----             ----          --------
Unit value, beginning of period.....    $1.503025        $1.373104       $1.124370        $1.168840        $1.086965       $1.000000
Unit value, end of period...........    $1.755101        $1.503025       $1.373104        $1.124370        $1.168840       $1.086965
                                        =========        =========       =========        =========        =========       =========
Number of units outstanding (000)...        2,885            3,271           4,027            4,732            5,601           3,283

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            BALANCED SUBACCOUNT
                                                                               VA2, VA3 & GSE
                                     -----------------------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,                                    FROM
                                                                  -----------------------                                  INCEPTION
                                                                                                                           5/1/92 TO
                                           1997             1996            1995             1994             1993          12/31/92
                                           ----             ----            ----             ----             ----          --------
Unit value, beginning of period.....    $1.485649        $1.360620       $1.116862        $1.163951        $1.085113       $1.000000
Unit value, end of period...........    $1.730535        $1.485649       $1.360620        $1.116862        $1.163951       $1.085113
                                        =========        =========       =========        =========        =========       =========
Number of units outstanding (000)...      110,735          118,572         126,919          130,797          123,929          39,740


                                                                               REAL ESTATE SUBACCOUNT
                                                                 VA1                                     VA2, VA3 & GSE
                                         --------------------------------------------  ---------------------------------------------
                                                                       FROM INCEPTION                                 FROM INCEPTION
                                          YEAR ENDED DECEMBER 31,        5/1/95 TO       YEAR ENDED DECEMBER 31,        5/1/95 TO
                                            1997          1996           12/31/95         1997          1996            12/31/95
                                            ----          ----           --------         ----          ----            --------
Unit value, beginning of period......... $1.522792      $1.155453       $1.000000      $1.535829       $1.168262       $1.000000
Unit value, end of period............... $1.840367      $1.522792       $1.155453      $1.851492       $1.535829       $1.168262
                                         =========      =========       =========      =========       =========       =========
Number of units outstanding (000).......       405            189              34         19,835          12,614           7,009


                                                                         INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                 VA1                                     VA2, VA3 & GSE
                                             ------------------------------------------  -------------------------------------------
                                                                                FROM                                         FROM
                                              YEAR ENDED DECEMBER 31,         INCEPTION   YEAR ENDED DECEMBER 31,          INCEPTION
                                                                              5/1/95 TO                                    5/1/95 TO
                                                1997            1996          12/31/95      1997             1996          12/31/95
                                                ----            ----          --------      ----             ----          --------
Unit value, beginning of period............. $1.620307       $1.239576       $1.000000   $1.740203        $1.334598       $1.000000
Unit value, end of period................... $1.580723       $1.620307       $1.239576   $1.693453        $1.740203       $1.334598
                                             =========       =========       =========   =========        =========       =========
Number of units outstanding (000)...........     1,630           1,632             194      47,318           37,820           7,738


                                                                              U.S. SMALL CAP SUBACCOUNT
                                                                 VA1                                     VA2, VA3 & GSE
                                             ------------------------------------------  -------------------------------------------
                                                                              FROM                                          FROM
                                              YEAR ENDED DECEMBER 31,       INCEPTION       YEAR ENDED DECEMBER 31,       INCEPTION
                                                                            5/1/95 TO                                     5/1/95 TO
                                                 1997           1996         12/31/95         1997           1996          12/31/95
                                                 ----           ----         --------         ----           ----          --------
Unit value, beginning of period.............  $1.680622      $1.157802      $1.000000      $1.673666       $1.155807      $1.000000
Unit value, end of period...................  $2.153561      $1.680622      $1.157802      $2.139447       $1.673666      $1.155807
                                              =========      =========      =========      =========       =========      =========
Number of units outstanding (000)...........      3,346          2,888            460         83,070          58,623         17,039


                                                                                           THEME SUBACCOUNT
                                                                                   VA1                      VA2, VA3 & GSE
                                                                      ------------------------------  ------------------------------
                                                                                     FROM INCEPTION                  FROM INCEPTION
                                                                        YEAR ENDED     1/29/96 TO      YEAR ENDED      1/29/96 TO
                                                                         12/31/97       12/31/96        12/31/97        12/31/96
                                                                         --------       --------        --------        --------
Unit value, beginning of period....................................     $1.086084      $1.000000        $1.090843      $1.000000
Unit value, end of period..........................................     $1.259897      $1.086084        $1.262435      $1.090843
                                                                        =========      =========        =========      =========
Number of units outstanding (000)..................................           737            621           23,027         17,311


                                                                                            ASIA SUBACCOUNT
                                                                                   VA1                     VA2, VA3 & GSE
                                                                      ------------------------------  ------------------------------
                                                                                         FROM                           FROM
                                                                                       INCEPTION                      INCEPTION
                                                                        YEAR ENDED     9/17/96 TO     YEAR ENDED      9/17/96 TO
                                                                         12/31/97       12/31/96       12/31/97        12/31/96
                                                                         --------       --------       --------        --------
Unit value, beginning of period.....................................    $0.997626      $1.000000       $0.998026      $1.000000
Unit value, end of period...........................................    $0.667590      $0.997626       $0.666233      $0.998026
                                                                        =========      =========       =========      =========
Number of units outstanding (000)...................................          223            395           9,542          8,125

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                                               RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                          ---------------            ---------------
                                                                                                FROM                       FROM
                                                                                             INCEPTION                  INCEPTION
                                                                                             7/15/97 TO                7/15/97 TO
                                                                                              12/31/97                  12/31/97
                                                                                              --------                  --------
Unit value, beginning of period.......................................................       $1.000000                  $1.000000
Unit value, end of period.............................................................       $1.019907                  $1.052252
                                                                                             =========                  =========
Number of units outstanding (000).....................................................             600                     22,856


                                                                                                    TEMPLETON STOCK SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                          ---------------            --------------
                                                                                                FROM                       FROM
                                                                                             INCEPTION                  INCEPTION
                                                                                             5/1/97 TO                  5/1/97 TO
                                                                                              12/31/97                   12/31/97
                                                                                              --------                   --------
Unit value, beginning of period.......................................................       $1.000000                  $1.000000
Unit value, end of period.............................................................       $1.063678                  $1.062244
                                                                                             =========                  =========
Number of units outstanding (000).....................................................             116                      7,841



                                                                                             TEMPLETON ASSET ALLOCATION SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                          ---------------            ---------------
                                                                                               FROM                       FROM
                                                                                             INCEPTION                  INCEPTION
                                                                                             6/2/97 TO                  5/2/97 TO
                                                                                              12/31/97                   12/31/97
                                                                                              --------                   --------
Unit value, beginning of period.......................................................       $1.000000                  $1.000000
Unit value, end of period.............................................................       $1.032795                  $1.076228
                                                                                             =========                  =========
Number of units outstanding (000).....................................................             152                      4,254


                                                                                               TEMPLETON INTERNATIONAL SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                          ---------------            ---------------
                                                                                               FROM                       FROM
                                                                                             INCEPTION                  INCEPTION
                                                                                             7/2/97 TO                  5/5/97 TO
                                                                                              12/31/97                   12/31/97
                                                                                              --------                   --------
Unit value, beginning of period.......................................................       $1.000000                  $1.000000
Unit value, end of period.............................................................       $0.973941                  $1.075966
                                                                                             =========                  =========
Number of units outstanding (000).....................................................             144                      6,907


                                                                                           TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                          ---------------            ---------------
                                                                                               FROM                       FROM
                                                                                             INCEPTION                  INCEPTION
                                                                                             5/15/97 TO                 5/1/97 TO
                                                                                              12/31/97                   12/31/97
                                                                                              --------                   --------
Unit value, beginning of period.......................................................       $1.000000                  $1.000000
Unit value, end of period.............................................................       $0.676043                  $0.666465
                                                                                             =========                  =========
Number of units outstanding (000).....................................................             718                      4,166


                ENGEMANN NIFTY FIFTY SUBACCOUNT, PHOENIX GROWTH &
               INCOME SUBACCOUNT, PHOENIX VALUE EQUITY SUBACCOUNT
       SCHAFER MID-CAP VALUE SUBACCOUNT, SENECA MID-CAP GROWTH SUBACCOUNT

           These Subaccounts commenced operations as of March 2, 1998; accordingly, data for these Subaccounts is not yet available.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Multi-Sector Subaccount and as total return of any Subaccount. For the Multi-Sector Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years, or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


    Below are quotations of average annual total return for Contracts assessing an .85% expense charge which are not subject to a daily administration fee, calculated as described above.

                           AVERAGE ANNUAL TOTAL RETURN
                         FOR THE PERIODS ENDED 12/31/97
                         ------------------------------

                          COMMENCE-                        10       SINCE
SUBACCOUNT                MENT DATE   1 YEAR   5 YEARS    YEARS   INCEPTION
----------                ---------   ------   -------    -----   ---------
Multi-Sector..........     1/1/83      4.60%     9.34%     9.35%    9.55%
Balanced..............     5/1/92     11.06%     9.42%      N/A     9.86%
Strategic Allocation..     9/17/84    13.70%     9.50%    10.69%   11.68%
Growth................     1/1/83     14.03%    14.93%    15.96%   17.00%
International.........     5/1/90      5.51%    13.31%      N/A     7.48%
Money Market..........    10/10/82    (0.96%)    2.87%     4.24%    4.98%
Real Estate...........     5/1/95     14.94%      N/A       N/A    24.06%
Theme.................    1/29/96     10.34%      N/A       N/A    10.03%
Asia..................    9/17/96    (36.36%)     N/A       N/A   (29.74%)
Enhanced Index........    7/15/97       N/A       N/A       N/A    (0.46%)
U.S. Small Cap........     5/1/95     21.89%      N/A       N/A    30.97%
Int'l. Small Cap......     5/1/95     (7.22%)     N/A       N/A    19.99%
TPT Asset Alloc.(1)...     11/28/88    8.56%    13.50%      N/A    10.98%
TPT Stock(1)..........    11/4/88      5.12%    15.52%      N/A    11.36%
TPT International(1)..      5/1/92     7.03%    16.60%      N/A    13.06%
TPT Dev. Mkts.(1).....    9/15/96    (33.51%)     N/A       N/A   (27.26%)


(1) Returns shown prior to 5/1/97, the inception date of the Class 2 shares, are derived from the historical performance of Class 1 shares. These returns have been adjusted to reflect the higher operating expenses for Class 2 shares, which includes a 12b-1 fee of .25% annually.

                             ANNUAL TOTAL RETURN(1)
                             ----------------------

             MULTI-                ALLO-               INTER-     MONEY
YEAR         SECTOR    BALANCED   CATION     GROWTH   NATIONAL   MARKET
----         ------    --------   ------     ------   --------   ------
1983....      4.64%      N/A        N/A      31.26%      N/A      7.03%
1984....     10.02%      N/A      (1.45%)     9.29%      N/A      8.85%
1985....     19.02%      N/A      25.76%     33.26%      N/A      6.69%
1986....     17.82%      N/A      14.25%     18.98%      N/A      5.19%
1987....     (0.18%)     N/A      11.18%      5.61%      N/A      5.13%
1988....      8.01%      N/A       1.08%      2.63%      N/A      6.12%
1989....      6.90%      N/A      18.41%     34.51%      N/A      7.86%
1990....      3.92%      N/A       4.45%      2.75%    (8.88%)    6.88%
1991....     18.11%      N/A      27.73%     41.00%    18.25%     4.67%
1992....      8.72%     8.51%      9.28%      8.93%   (13.91%)    2.29%
1993....     14.48%     7.27%      9.64%     18.23%    36.75%     1.60%
1994....     (6.64%)   (4.05%)    (2.66%)     0.21%    (1.19%)    2.56%
1995....     22.02%    21.83%     16.78%     29.27%     8.24%     4.39%
1996....     11.02%     9.19%      7.70%     11.18%    17.18%     3.72%

1997....      9.71%    16.48%     19.25%     19.59%    10.66%     3.88%


              REAL                              ENHANCED    U.S.        INT'L.
YEAR         ESTATE     THEME        ASIA        INDEX    SMALL CAP    SMALL CAP
----         ------     -----        ----        -----    ---------    ---------
1995....     16.83%      N/A         N/A          N/A     15.07%(3)    33.41%(3)
1996....     31.46%(3)  9.08%(3)   (0.20%)(3)     N/A     44.80%       30.39%
1997....     20.55%    15.73%     (33.24%)       5.23%    27.83%       (2.69%)


               TPT           TPT         TPT           TPT
YEAR       ALLOCATION(2)    STOCK(2)    INT'L(2)    DEV. MKTS.(2)
----       -------------    --------    --------    -------------
1989....     11.63%          12.97%       N/A          N/A
1990....     (9.36%)        (12.39%)      N/A          N/A
1991....     25.85%          25.65%       N/A          N/A
1992....      6.49%           5.54%     (7.07%)        N/A
1993....     24.30%          32.08%     45.19%         N/A
1994....     (4.43%)         (3.68%)    (3.71%)        N/A
1995....     20.75%          23.41%     14.05%         N/A
1996....     17.11%          20.62%     22.21%        0.93%
1997....     13.86%          10.25%     12.25%      (30.26%)(3)


(1) Sales Charges have not been deducted from the Annual Total Return.

(2) Returns shown prior to 5/1/97, the inception date of the Class 2 shares, are derived from the historical performance of Class 1 shares. These returns have been adjusted to reflect the higher operating expenses for Class 2 shares, which includes a 12b-1 fee of .25% annually. Past fee waivers by the Investment Manager of the Templeton Developing Markets Fund increased total return.

(3) From inception.

    Below are quotations of average annual total return for New York Contracts issued on or after May 1, 1997. These figures have been restated to reflect an average annual total return assuming the assessment of an .85% expense charge and .125% daily administration fee, calculated as described above based on past performance of existing Subaccounts as data for these Subaccounts are not yet available.


                           AVERAGE ANNUAL TOTAL RETURN
                         FOR THE PERIODS ENDED 12/31/97
                         ------------------------------

                    COMMENCE-                          10       SINCE
SUBACCOUNT          MENT DATE    1 YEAR     5 YEARS   YEARS   INCEPTION
----------          ---------    ------     -------   -----   ---------
Multi-Sector....     1/1/83       3.99%      9.15%     9.21%     9.40%
Balanced........     5/1/92      10.75%      9.24%      N/A      9.71%
Allocation......     9/17/84     13.51%      9.32%    10.58%    11.55%
Growth..........     1/1/83      13.86%     14.79%    15.81%    16.84%
International...     5/1/90       4.95%     13.17%      N/A      7.34%
Money Market....    10/10/82     (1.82%)     2.60%     4.10%     4.84%
Real Estate.....     5/1/95      14.82%       N/A       N/A     24.47%
Theme...........     1/29/96     10.00%       N/A       N/A     10.45%
Asia............     9/17/96    (37.05%)      N/A       N/A    (30.21%)
Enhanced Index..     7/15/97       N/A        N/A       N/A    (27.91%)

                          FOR THE PERIOD ENDED 12/31/97
                          -----------------------------

                          COMMENCE-                         10     LIFE OF
SUBACCOUNT                MENT DATE   1 YEAR     5 YEARS   YEARS    FUND
----------                ---------   ------     -------   -----    ----
U.S. Small Cap........     5/1/95      20.59%       N/A     N/A     31.34%
Int'l. Small Cap......     5/1/95      (8.21%)      N/A     N/A     20.29%
TPT Asset Alloc.(2)...    11/28/88      8.16%     13.35%    N/A     10.79%
TPT Stock2............    11/4/88       4.53%     15.38%    N/A     11.22%
TPT International(2)..     5/1/92       6.54%     16.47%    N/A     12.92%
TPT Dev. Mkts.(2).....    9/15/96     (34.23%)      N/A     N/A    (27.91%)



                             ANNUAL TOTAL RETURN(1)
                             ----------------------

           MULTI-                 ALLO-               INTER-    MONEY
YEAR       SECTOR     BALANCED   CATION    GROWTH   NATIONAL    MARKET
----       ------     --------   ------    ------   --------    ------
1983....    4.56%       N/A         N/A    31.10%       N/A     6.85%
1984....    9.82%       N/A      (1.51%)    9.16%       N/A     8.72%
1985....   18.97%       N/A      25.61%    33.09%       N/A     6.56%
1986....   17.67%       N/A      14.11%    18.83%       N/A     5.06%
1987....   (0.30%)      N/A      11.02%     5.47%       N/A     5.05%
1988....    8.98%       N/A       0.94%     2.50%       N/A     5.98%
1989....    6.76%       N/A      18.28%    34.35%       N/A     7.71%
1990....    3.78%       N/A       4.32%     2.62%     (8.98%)   6.74%
1991....   17.96%       N/A      27.56%    40.81%     18.11%    4.53%
1992....    8.58%      8.43%      9.15%     8.79%    (14.03%)   2.16%
1993....   14.35%      7.13%      9.50%    18.08%     36.59%    1.47%
1994....   (6.78%)    (4.17%)    (2.75%)    0.08%     (1.31%)   2.42%
1995....   21.89%     21.69%     16.63%    29.13%      8.12%    4.23%
1996....   10.89%      9.06%      7.57%    11.06%     17.05%    3.60%

1997....    9.57%     16.34%     19.10%    19.45%     10.53%    3.76%




            REAL                        ENHANCED     U.S.       INT'L.
YEAR       ESTATE   THEME      ASIA      INDEX     SMALL CAP   SMALL CAP
----       ------   -----      ----      -----     ---------   ---------
1995....   16.75%     N/A       N/A       N/A        14.97%     33.35%
1996....   31.31%    8.98%    (0.23%)     N/A        44.64%     30.24%
1997....   20.41%   15.59%   (33.33%)    5.19%       27.68%     (2.81%)



                 TPT            TPT          TPT            TPT
YEAR         ALLOCATION(2)     STOCK(2)     INT'L(2)     DEV. MKTS.(2)
----         -------------     --------     --------     -------------
1989....       11.49%           12.83%        N/A             N/A
1990....       (9.47%)         (12.50%)       N/A             N/A
1991....       25.70%           25.50%        N/A             N/A
1992....        6.36%            5.41%      (7.15%)           N/A
1993....       24.15%           31.92%      45.01%            N/A
1994....       (4.55%)          (3.80%)     (3.83%)           N/A
1995....       20.60%           23.26%      13.91%            N/A
1996....       16.96%           20.47%      22.06%           0.90%

1997....       13.74%           10.10%      12.12%         (30.35%)


(1) Sales Charges have not been deducted from the Annual Total Return.

(2) Returns shown prior to 5/1/97, the inception date of the Class 2 shares, are derived from the historical performance of Class 1 shares. These returns have been adjusted to reflect the higher operating expenses for Class 2 shares, which includes a 12b-1 fee of .25% annually. Past fee waivers by the Investment Manager of the Templeton Developing Markets Fund increased total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Money Market Subaccount is based upon the income earned by the Subaccount over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level including the annual administrative fee.


    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this seven-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield calculation for the Money Market Subaccount based on a seven-day period ending December 31, 1997.

Example:

Assumptions:

                                                            CONTRACTS
                                             CONTRACTS     ASSESSING .85%
                                             ASSESSING     EXPENSE CHARGE
                                            85% EXPENSE     & .125% DAILY
                                               CHARGE        ADMIN. FEE
                                               ------        ----------
Value of hypothetical pre-existing account
   with exactly one unit at the beginning of
   the period:..............................  2.153665       1.090370

Value of the same account (excluding
   capital changes) at the end of the
   seven-day period:........................  2.155028       1.091039
Calculation:
   Ending account value.....................  2.155028       1.091039
   Less beginning account value.............  2.153665       1.090370
   Net change in account value..............  0.001363       0.000669
Base period return:
   (adjusted change/beginning account
   value)...................................  0.000633       0.000614
Current yield = return x (365/7) =..........     3.30%          3.20%
Effective yield = [(1 + return)(365/7)] -1 =     3.35%          3.25%



    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time or other investment companies, due to charges which will be deducted on the Account level.


    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuities as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses;

or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including but not limited to the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index, and Solomon Brothers Corporate and Government Bond indices.

    Each Fund's Annual Report, available upon request and without charge, contains a discussion of the performance of the Fund and a comparison of that performance to a securities market index.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix may be significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who assume the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts of the Account. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account and/or the GIA. The monthly annuity payments will vary in accordance with the investment experience of the selected Subaccounts unless invested in the GIA, then the monthly anniversary payment will not vary. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    The Owner selects the investment objective of each Contract on a continuing basis by directing the allocation of purchase payments and Contract Value among the GIA or the Subaccounts.



PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Its Executive Office is located at One American Row, Hartford, Connecticut 06115 and its main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix is the nation's 9th largest mutual life insurance company and has consolidated assets of $18.5 billion. Phoenix sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.

    On June 21, 1982, Phoenix established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.



THE PHOENIX EDGE SERIES FUND
--------------------------------------------------------------------------------

    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The investment objective of each of the Series of the Fund is as follows:

    (1) MULTI-SECTOR FIXED INCOME ("MULTI-SECTOR") SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.


    (2) MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity. The Money Market Series invests exclusively in high quality money market instruments.

    (3) GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.


    (4) STRATEGIC ALLOCATION ("ALLOCATION") SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk. The Allocation Series invests in stocks, bonds and money market instruments in accordance with the Adviser's appraisal of investments most likely to achieve the highest total rate of return.


    (5) INTERNATIONAL SERIES: The International Series seeks as its investment objective a high total return consistent with reasonable risk. It intends to achieve its objective by investing primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return.

    (6) BALANCED SERIES: The investment objective of the Balanced Series is to seek reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

    (7) REAL ESTATE SECURITIES ("REAL ESTATE") SERIES: The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    (8) STRATEGIC THEME ("THEME") SERIES: The investment objective of the Theme Series is to seek long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

    (9) ABERDEEN NEW ASIA ("ASIA") SERIES: The investment objective of the Asia Series is to seek long-term capital appreciation. It is intended that this Series will invest primarily in a diversified portfolio of equity securities of issuers located in at least three different countries throughout Asia, excluding Japan.

    (10) RESEARCH ENHANCED INDEX ("ENHANCED INDEX") SERIES: The investment objective of the Enhanced Index Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It is intended that this Series will invest in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

     (11) ENGEMANN NIFTY FIFTY ("NIFTY FIFTY") SERIES: The investment objective of the Nifty Fifty Series is to seek long-term capital appreciation by investing in approximately 50 different securities which in the opinion of the Adviser offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

     (12) SENECA MID-CAP GROWTH ("SENECA MID-CAP") SERIES: The investment objective of the Seneca Mid-Cap Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

     (13) PHOENIX GROWTH AND INCOME ("GROWTH & INCOME") SERIES: The investment objective of the Growth & Income Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

     (14) PHOENIX VALUE EQUITY ("VALUE") SERIES: The primary investment objective of the Value Series is long-term capital appreciation, with a secondary investment objective of current income. The Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

     (15) SCHAFER MID-CAP VALUE ("SCHAFER MID-CAP") SERIES: The primary investment objective of the Schafer Mid-Cap Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.


INVESTMENT ADVISERS
    The investment adviser to all series except the Real Estate and Asia Series is Phoenix Investment Counsel, Inc. ("PIC"). Pursuant to subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions with respect to the following series to the subadviser indicated:

Enhanced Index Series      J.P. Morgan Investment Management, Inc.
Nifty Fifty Series         Roger Engemann & Associates, Inc. ("Engemann")
Seneca Mid-Cap Series      Seneca Capital Management, LLC ("Seneca")
Schafer Mid-Cap Series     Schafer Capital Management, Inc.

    The investment adviser to the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix Home Life. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix Home Life, and Aberdeen Fund Managers, Inc.



WANGER ADVISORS TRUST
--------------------------------------------------------------------------------

    The investment adviser of the U.S. Small Cap and International Small Cap Series is Wanger Asset Management, L.P. ("WAM"). The investment objective of each of the Series is as follows:

    (1) WANGER U.S. SMALL CAP ("U.S. SMALL CAP") SERIES: The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with a total common stock market capitalization of less than $1 billion.

    (2) WANGER INTERNATIONAL SMALL CAP ("INTERNATIONAL SMALL CAP") SERIES: The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S. companies with a total common stock market capitalization of less than $1 billion.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
--------------------------------------------------------------------------------

    The investment adviser for the Templeton Stock, Templeton Asset Allocation and Templeton International Series is Templeton Investment Counsel, Inc. ("TICI"). Templeton Asset Management, Ltd. is the investment adviser for the Templeton Developing Markets Series. The investment objectives and policies of each of the Series follows:

    (1) TEMPLETON STOCK ("TPT STOCK") SERIES: Pursues capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.

    (2) TEMPLETON ASSET ALLOCATION ("TPT ALLOCATION") SERIES: Seeks a high level of total return through a flexible policy of investing globally in stocks of companies in any nation, debt securities of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    (3) TEMPLETON INTERNATIONAL ("TPT INTERNATIONAL") SERIES: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Fund generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    (4) TEMPLETON DEVELOPING MARKETS ("TPT DEV. MKTS.") SERIES: Seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.

          Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.

    Shares of the Funds may be sold to other separate accounts of Phoenix or its affiliates or of other insurance companies funding variable annuity or variable life insurance contracts. It is conceivable that it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Phoenix nor the Funds currently foresees any such disadvantages either to variable annuity contract owners or to variable life insurance policyowners, the Funds' Trustees intend to monitor events in order to identify any material conflict between variable annuity contract owners and variable life insurance policyowners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of a Fund or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS AND THEIR SERIES, PLEASE SEE THE ACCOMPANYING FUND PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    The minimum initial purchase payment for each Contract purchased is $1,000. However, for Contracts purchased in connection with IRAs, the minimum initial purchase payment is $1,000 and for contracts purchased in connection with tax-qualified or employer sponsored plans, a minimum initial payment of $1,000 is required. For Contracts with a Maturity Date in the first Contract year, the minimum initial purchase payment is $10,000. In addition, a Contract Owner may authorize his bank to draw $25 or more from his personal checking account monthly to purchase Units in any available Subaccount or for deposit in the GIA. The amount the Contract Owner designates will be automatically invested on the date the bank draws on his account. If this "check-o-matic" privilege is elected, the minimum initial purchase payment is $25. This payment must accompany the application, if any. Each subsequent purchase payment under a Contract must be at least $25.

    Generally, a Contract may not be purchased with respect to a proposed Annuitant who is 80 years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, purchase payments may be resumed at any time before the Maturity Date of a Contract.

    Purchase payments received under the Contracts will be allocated to any Subaccount and/or to the GIA, or a combination thereof, in the proportion specified in the application, if any, for the Contract or as indicated by the Owner from time to time. Initial purchase payments may, under certain circumstances, be allocated to the Money Market Subaccount (see "Free Look Period"). Changes in the allocation of purchase payments will be effective as of receipt by VPMO by notice of election in a form satisfactory to Phoenix and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by the Contract Owner.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will only reimburse itself upon the earlier of partial withdrawal, surrender of the Contract, the Maturity Date or payment of death proceeds. For a list of states and premium taxes, see "Appendix B."



SALES CHARGES

    A deduction for contingent deferred sales charges (also referred to in this Prospectus as sales or surrender charges) for these Contracts may be taken from proceeds of withdrawals from, or complete surrender of, the Contracts if assets are not held under the Contract for a certain period of time (see chart below). No sales charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Options K or L below (see "Annuity Options"). Any sales charge is imposed on a first-in, first-out basis.

    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract Year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without the imposition of a sales charge. During the first Contract Year, the 10% withdrawal without a sales charge is available only on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amount redeemed in excess of the 10% allowable amount, follows:


              AGE OF DEPOSIT IN        CONTINGENT DEFERRED
            COMPLETE YEARS FROM         SALES CHARGE AS A
             PAYMENT DATE UNIT           PERCENTAGE OF
           RELEASED WAS CREDITED        AMOUNT WITHDRAWN
           ---------------------        ----------------
                      0                        6%
                      1                        5%
                      2                        4%
                      3                        3%
                      4                        2%
                      5                        1%
                 6 and over                    0%


    In the event that the Annuitant dies before the Maturity Date of the Contract, the sales charge described in the table above will not apply.

    The total sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts. Sales charges imposed in connection with partial surrenders will be deducted from the Subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by sales charges will be paid by Phoenix from the assets of the General Account.


CHARGES FOR MORTALITY AND EXPENSE RISKS
    While fixed annuity payments to Annuitants will reflect the investment performance of the applicable Series of the Fund during the Accumulation Period, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of Phoenix over the expense charges provided for in the Contracts. Phoenix assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses.

    In assuming the mortality risks, Phoenix agrees to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.


    Phoenix charges each Subaccount the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.85% (0.60% for certain contracts issued prior to March 11, 1993) on an annual basis for expense risks assumed. (See the Contract's Schedule Pages). No mortality and expense risk charge is deducted from the GIA. If the percentage charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by Phoenix; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as a part of Phoenix's General Account's assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any sales charges. Phoenix has concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contracts will benefit the Account and the Contract Owners.



CHARGES FOR ADMINISTRATIVE SERVICES

    Phoenix is responsible for administering the Contract. In this connection, Phoenix, among other things, maintains an account for each Owner and Annuitant, makes all disbursements of benefits, furnishes administrative and clerical services for each Contract, makes disbursements to pay obligations chargeable to the Account, maintains the accounts, records and other documents relating to the business of the Account required by regulatory authorities, causes the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepares and distributes notices and reports to Owners and the like. Phoenix also reimburses Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each Contract $35 each year prior to the Contract's Maturity Date. This charge is deducted from each Subaccount and/or the GIA holding the assets of the Owner or on a pro rata basis from two or more Subaccounts or the GIA in relation to their values under the Contract and is not subject to increase but may be subject to decrease. This charge is deducted on the Contract anniversary date for services rendered since the preceding Contract anniversary date. Upon surrender of a Contract, where applicable, the entire annual administrative charge is deducted regardless of when the surrender occurs. If Annuity Options I, J, K, M or N are elected, the $35 charge will be deducted from each annuity payment in equal amounts after the Maturity Date.

    Phoenix may reduce the sales charge or annual administrative charge for Contracts issued under tax-qualified plans other than IRAs and Contracts issued under group or sponsored arrangements, in all states except New York. Generally, sales costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement. In addition, Phoenix may reduce the annual administrative charge under a Contract to reflect lower administrative costs.

    No sales or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix and their spouses; or to employees or agents who retire from Phoenix or Phoenix Equity Planning Corporation ("PEPCO"); or to registered representatives of broker/dealers with whom PEPCO has selling agreements, regardless as to their state of residence.



OTHER CHARGES

    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series. These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.



THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

ACCUMULATION UNITS
    Initial purchase payments will be applied within two days if the application, if any, for a Contract is complete. If an application form which is incomplete upon submission is completed within five business days of receipt by VPMO, the initial purchase payment will be applied within two days of the completion of such application. In the event that an application is not completed within five business days of receipt by VPMO, then the purchase payment will be immediately returned. If the GIA is chosen, additional purchase payments are deposited on the date of receipt of such purchase payment at VPMO. If one or more of the Subaccounts is chosen, additional purchase payments are applied to the purchase of Accumulation Units of the Subaccount(s) chosen, at the value of such Units next determined after the receipt of such purchase payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific purchase payment will be determined by dividing the applied purchase payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the purchase payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Funds and the charges and deductions made against the Subaccount.



ACCUMULATION UNIT VALUES
    At any date prior to the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount which has been credited under a Contract can be computed by multiplying the number of such Units by the appropriate value of an Accumulation Unit in effect for such date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units in each Subaccount credited under each Contract and their current value will be reported to the Owner at least annually.


TRANSFERS

    A Contract Owner may, at any time but no later than 30 days prior to the Maturity Date of a Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. Any such transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units on the basis of the respective values next determined after the receipt by VPMO of written notice of election in a form satisfactory to Phoenix. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of a Contract.

    A Contract Owner also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling (800) 447-4312 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless the Contract Owner elects in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of the Contract Owner from his or her registered representative. Phoenix and PEPCO will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to the Contract Owner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Contract Owner would bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. These telephone privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases a Contract Owner should submit a written request.

    A Contract Owner also may elect to transfer funds automatically among the Subaccounts or the GIA on a monthly, quarterly, semi-annual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semi-annually or $300 annually. A Contract Owner must have an initial value of $2,000 in the GIA or the Subaccount that funds will be transferred from (sending Subaccount), and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or the GIA, but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, Contract Owners may transfer approximately equal amounts from the GIA over a minimum 18-month period.


    Upon completion of the Systematic Transfer Program, the Contract Owner must notify VPO at (800) 447-4312 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the Systematic Transfer Program request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

    Unless Phoenix agrees otherwise or the Systematic Transfer Program has been elected, a Contract Owner may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be effectuated on the date of receipt by VPMO except as otherwise may be requested by the Contract Owner. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.


    Because excessive trading can hurt Fund performance and harm Contract Owners, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.

    No sales charge will be assessed when a transfer is made. The date a payment was credited for the purpose of calculating the sales charge will remain the same notwithstanding the transfer. Currently, there is no charge for transfers; however, Phoenix reserves the right to charge a transfer fee of $10 per transfer after the first two in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, Phoenix reserves the right to limit the number of transfers made during each Contract year a Contract is in existence. When the Temporary Money Market Allocation Amendment has been issued, no transfers may be made until the end of the free look period (see "Free Look Period"). However, Contract Owners will be permitted at least six transfers during each Contract year. THERE ARE ADDITIONAL RESTRICTIONS ON TRANSFERS FROM THE GIA AS DESCRIBED ABOVE AND IN APPENDIX A.

    Phoenix reserves the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Contract unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law.



SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, the Contract Owner may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without the imposition of a sales charge. During the first Contract year, the 10% withdrawal without a sales charge is available only on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In all subsequent years the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If the Contract Owner has not yet reached age 59 1/2, a 10% penalty tax will apply on taxable income withdrawn (see "Federal Income Taxes"). The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to Phoenix. Unless the Owner designates otherwise, Accumulation Units redeemed in a partial withdrawal will be redeemed in each Subaccount in the same proportion as the value of the Accumulation Units of the Contract is then allocated among the Subaccounts. Also, Contract Values in the GIA will be withdrawn in a partial withdrawal in the same proportion as the Contract Value is then allocated to the GIA, unless the Owner designates otherwise. The redemption value of Accumulation Units may be more or less than the purchase payments applied under the Contract to purchase the Accumulation Units, depending upon the investment performance in each Subaccount. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances (see "Deferment of Payment"). There may be adverse tax consequences to certain surrenders and partial withdrawals (see "Surrenders or Withdrawals Prior to the Contract Maturity Date"). Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans (see "Qualified Plans"; "Tax-Sheltered Annuities"). A deduction for sales charges may be imposed on partial withdrawals from, and complete surrender of, a Contract (see "Sales Charges"). Any sales charge is imposed on a first-in, first-out basis.


    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operation, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    If on any Valuation Date the Contract Value is zero, or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value. Within 30 days after this Valuation Date, Phoenix will notify the Contract Owner in writing that the Contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE (NON-NEW YORK INDIVIDUAL CONTRACTS)

    If the Owner is the Annuitant and dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Owner/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. The death benefit is calculated according to the following method. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made under the Contract less any prior partial withdrawals (see "Surrender of Contract; Partial Withdrawals"); or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO. If the death occurred during any subsequent six-year period, this payment would be equal to the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any purchase payments made and less any partial withdrawals since such date; or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

    If the Owner and the Annuitant are not the same and the Owner dies prior to the Maturity Date and there is no surviving joint Owner, upon receipt of due proof of death, Phoenix will fully surrender the Contract and pay the Cash Surrender Value (Contract Value less any applicable sales charge) to the Owner's beneficiary (see "Sales Charges").

    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election (see "Sales Charges"). Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum (see "Annuity Options"). Depending upon state law, the payment to the beneficiary may avoid probate.



NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
--------------------------------------------------------------------------------

    Individual Contracts issued in New York on or after May 1, 1997, have certain differences from the other individual Contracts described in this Prospectus. Other than the differences noted in this section, the Contracts are the same as the other individual Contracts. These differences are reflected in the "Summary of Expenses for Individual Contracts Issued in New York on or after May 1, 1997."



SALES CHARGES
    A deduction for contingent deferred sales charges for these Contracts may be taken from proceeds of withdrawals from, or complete surrender of, the Contract if assets are not held under the Contract for a certain period (see the chart below). Sales charges are not taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L (see Annuity Options). A sales charge is not imposed on amounts payable because of the death of the Annuitant or Owner.


    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders, without imposition of the sales charge. During the first Contract year, the 10% will be based on the Contract Value at the time of the first partial surrender. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:


              AGE OF DEPOSIT IN        CONTINGENT DEFERRED
            COMPLETE YEARS FROM         SALES CHARGE AS A
             PAYMENT DATE UNIT           PERCENTAGE OF
           RELEASED WAS CREDITED        AMOUNT WITHDRAWN
           ---------------------        ----------------
                      0                        7%
                      1                        6%
                      2                        5%
                      3                        4%
                      4                        3%
                      5                        2%
                      6                        1%
                 7 and over                    0%

    In the event of the death of the Annuitant or Owner before the Maturity Date, the sales charge described in the table above will not apply.


DAILY ADMINISTRATIVE FEE

    Phoenix charges each Subaccount the daily equivalent of 0.125% annually of the accumulated value of the Subaccount to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA nor from Contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, or to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.



MATURITY DATE

    The Maturity Date cannot be earlier than five years from the inception of the Contract, nor later than the Contract anniversary nearest the Annuitant's 90th birthday.


OWNERSHIP OF THE CONTRACT
    Joint ownership of the Contract is not permitted.



PAYMENT UPON DEATH BEFORE MATURITY DATE

    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Owner/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. Upon the death of the Annuitant or an Owner/Annuitant who has not yet attained age 85, the death benefit (less any deferred premium tax) is calculated according to the following method:

    1. Death occurring in the first Contract year C the greater of:


       a.  100% of purchase payments, less any withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    2. Death occurring in the second Contract year or any subsequent Contract year C the greater of:

       a. the death benefit at the end of the previous Contract year, plus 100% of purchase payments, less any withdrawals made since that date; or


       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    After the Annuitant's age 85, the death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) next determined following receipt of a certified copy of the death certificate at VPMO.

    Upon the death of an Owner who is not the Annuitant, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:


       a.  100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.


    If the Owner or Owner/Annuitant's beneficiary elects to defer payment of the death proceeds for a period longer than one Contract year, the death proceeds that will be payable upon distribution is equal to the greater of:


       a.  100% of purchase payments, less withdrawals; or

       b. the Contract Value next determined following receipt at VPMO of both written authorization for distribution and a certified copy of the death certificate.


    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election (see "Sales Charges"). Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum (see "Annuity Options"). Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due (see "Premium Tax"). See also "Distribution at Death Rules" under "Federal Income Tax."


TRANSFERS
    A Contract Owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.



GROUP CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("Group Contracts"). Group Contracts may be purchased on an "allocated" or "unallocated" basis. In most respects the Group Contracts are the same as the Contracts purchased on an individual basis described elsewhere in this Prospectus; however, there are certain differences as described in this section. Phoenix may limit the payments made under a Group Contract to $1,000,000 and reserves the right to terminate a Group Contract after 20 years.


    The GIA, all of the Series of The Phoenix Edge Series Fund, Wanger Advisors Trust and Templeton Variable Products Series Fund are available for investment.


ALLOCATED GROUP CONTRACTS
    Under an allocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. However, individual participant accounts are maintained and the Contract Owner passes on certain rights to the plan participants such as the right to choose Subaccounts, and transfer amounts between Subaccounts.


    Under an allocated Group Contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per Contract year. The annual administrative service charge under an allocated Group Contract is currently $15 per participant account; it is guaranteed not to exceed $30. If amounts are withdrawn within a certain number of years after deposit, a sales charge will apply as described with respect to individual Contracts in the section, "Deductions and Charges--Sales Charges," unless the withdrawal is for payment of a plan benefit upon a plan participant's death, disability, demonstration of financial hardship, termination of employment or retirement (provided the Group Contract participant account has been maintained for at least five years or the participant is age 55 or older), taking a participant loan or for the purchase of another annuity contract, a Retired Life Certificate or election of a Life Expectancy Distribution option from Phoenix. A sales charge will apply to all other withdrawals within a certain number of years after deposit as described in the section, "Deductions and Charges--Sales Charges"; there is no 10% free withdrawal privilege under allocated Group Contracts.

    Under Group Contracts issued in New York, the sales charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no sales charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the Contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any purchase payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the Contract.

    Loans and hardship withdrawals will be available under Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's Subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.



UNALLOCATED GROUP CONTRACTS
    Under an unallocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. The Contract Owner exercises all rights under the Contract on behalf of plan participants; no participant accounts are maintained under the Contract.

    Under an unallocated Group Contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated Group Contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early Contract years, a sales charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a sales charge for an unallocated Group Contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the Contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the Contract has not been held for a certain period of time (see chart below). However, withdrawals of up to 15% of the payments made under a Contract in the first Contract year and up to 15% of the Contract Value as of the previous Contract anniversary may be made each year without imposition of a sales charge for payment of plan benefits related to termination of employment or retirement. The deduction for sales charges, expressed as a percentage of the amount redeemed in excess of the 15% allowable amount, is as follows:

                          CONTINGENT DEFERRED SALES CHARGE
       CONTRACT YEAR     AS A PERCENTAGE OF AMOUNT WITHDRAWN
       -------------     -----------------------------------
             0                           6%
             1                           6%
             2                           6%
             3                           6%
             4                           6%
             5                           5%
             6                           4%
             7                           3%
             8                           2%
             9                           1%
        10 and over                      0%

    The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts.


    Under Group Contracts issued in New York, the sales charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no sales charge will apply.


    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will commence on the Contract's Maturity Date if the Annuitant is then living and the Contract is then in force. On the Maturity Date and thereafter, investment in the Account is continued unless a Fixed Payment Annuity is elected. No sales charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by the Owner (see "Annuity Options"). Under a Variable Payment Life Annuity with Ten-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by the Owner prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.


    If the amount to be applied on the Maturity Date is less than $2,000, Phoenix may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, Phoenix also may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, make periodic payments quarterly, semi-annually or annually in place of monthly payments.


    Each Contract specifies a provisional Maturity Date at the time of its issuance. The Owner may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary unless a variable payment option is elected (Options I, J, K, L, M or N), or later than the Contract anniversary nearest the Annuitant's 85th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")



ANNUITY OPTIONS

    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be automatically applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity purchase rate. The purchase rate differs according to the payment option selected and the age of the Annuitant. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    In lieu of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten Year Period Certain"), the Owner may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. If the Maturity Date occurs in the first Contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity option unless unscheduled withdrawals are made under Annuity Options K or L.


    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity purchase rates, assumed investment return (for variable payment annuities) and the frequency of payments.


    Phoenix deducts a daily charge for mortality and expense risks from Contract Values held in the Subaccounts (see "Charges For Mortality and Expense Risks"). Therefore, electing Option K will result in a deduction being made even though Phoenix assumes no mortality risk under that option.


    OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a ten year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

    OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

    OPTION C--DISCONTINUED

    OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.


    OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the elected period certain, the annuity income will continue to the named beneficiary until the end of the elected period certain. For example, a ten year period certain will provide a total of 120 monthly payments. A period certain of either 10 or 20 years may be chosen.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

    OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.


    OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH TEN-YEAR PERIOD CERTAIN

    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied.

    OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH TEN-YEAR PERIOD CERTAIN

    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied. Under Option J, the joint annuitant must be named at the time the option is selected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may request an unscheduled withdrawal representing part or all of the remaining Contract Value (less any applicable contingent deferred sales charge) at any time under Option K.

    OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may request an unscheduled withdrawal representing part or all of the remaining Contract Value at anytime under Option L. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value (less any applicable contingent deferred sales charge) will be paid in a lump sum to the Annuitant's beneficiary.

    OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY

    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.


    OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

    OTHER OPTIONS AND RATES
    Phoenix may offer other annuity options at the Maturity Date of a Contract. In addition, in the event that current settlement rates are more favorable than the applicable rates guaranteed under Group Contracts issued in New York only and for all Contracts regardless of state of issue, the more favorable rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

    OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse or designated beneficiary.

    Generally, federal income tax requirements also provide that participants in qualified plans must begin minimum distributions by April 1 of the calendar year following the later of: (a) the year in which the employee retires or (b) the year in which the employee attains age 70 1/2. The date set forth in (a) does not apply to regular or SIMPLE IRAs and the required distribution rules do not apply to Roth IRAs. The distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for sales charges, even if the minimum distribution exceeds the 10% allowable amount (see "Sales Charges"). Also, amounts withdrawn that have not been held under a Contract for at least six years and are in excess of the greater of the minimum distribution and the 10% free available amount will be subject to any applicable sales charge.



PAYMENT UPON DEATH AFTER MATURITY DATE

    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary Contract between the Owner and Phoenix, Phoenix will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.



VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE--A Valuation Date is every day the NYSE is open for trading and Phoenix is open for business. The NYSE is scheduled to be closed for trading on the following days: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE--The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.


NET INVESTMENT FACTOR--The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000. To determine the net investment rate for any Valuation Period for the funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges (see "Charges For Mortality and Expense Risks") and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.



MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.


    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. (See "Surrenders or Withdrawals Prior to the Contract Maturity Date.")


    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, to any person other than Phoenix.

DEFERMENT OF PAYMENT

    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, payment of the value of any Accumulation Units may be postponed at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



FREE LOOK PERIOD

    Phoenix may mail the Contract to the Owner or it may be delivered in person. An Owner may return a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. (A longer free look period may be provided in the Contract Owner's state.) The Owner may receive more or less than the initial payment depending on investment experience within the Subaccount during the free look period, unless the Contract was issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment will be refunded.

    If the Contract Owner elected on the application, if any, to have the Temporary Money Market Allocation Amendment issued with the Contract, or resides in a state that requires the Contract to be issued with the Temporary Money Market Allocation Amendment, Phoenix temporarily allocates the initial purchase payment to the Money Market Subaccount and that portion designated for the GIA will be allocated to that Account. Under this Amendment, if the Contract
Owner surrenders the Contract during the Free Look Period, the initial purchase payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Money Market Subaccount is allocated among the available Subaccounts of the Account or the GIA in accordance with the Contract Owner's allocation instructions on the application, if any.


    If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded.


AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and/or state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the Statement of Additional Information must be filed with the SEC.



SUBSTITUTION OF FUND SHARES
    Although Phoenix believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws or because the shares are no longer available for investment. In that event, Phoenix may seek to substitute the shares of another Series or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners (except for Individual Contracts issued in New York on or after May 1, 1997). Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.



FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on Phoenix's tax status, on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon Phoenix's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). Phoenix does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.



TAX STATUS

    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. Phoenix reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.



TAXATION OF ANNUITIES IN GENERAL
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made under the Contract. However, in certain cases, the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."


    1. SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE.

        Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of purchase payments (premiums paid) by or on behalf of an individual under a Contract that is not excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the Contract or portion thereof that is pledged or assigned. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.


    2.  SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
            MATURITY DATE.

        Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The five-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

        For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

        Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPO of that election.


    3. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.

        With respect to amounts surrendered or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code
    Section 72(t) relating to distributions from qualified retirement plans and to a special 25% penalty applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2 or (b) before the taxpayer reaches age 59 1/2. Separate tax withdrawal penalties apply to Qualified Plans. (See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts.")



ADDITIONAL CONSIDERATIONS
    1.  DISTRIBUTION-AT-DEATH RULES.

        In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and must commence within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. These distribution requirements do not apply to annuity contracts under Qualified Plans. However, a number of restrictions, limitations and special rules apply to Qualified Plans and a Contract Owner should consult with a tax adviser.

        If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.


        If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners the distribution will be required at the first death of the Contract Owners.

        If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    2.  TRANSFER OF ANNUITY CONTRACTS.

        Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.


    3.  CONTRACTS OWNED BY NON-NATURAL PERSONS.
        If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a Tax Sheltered Annuity program or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan and in the case of an immediate annuity.

    4.  SECTION 1035 EXCHANGES.

        Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity Contract for another. A replacement Contract obtained in a tax-free exchange of Contracts succeeds to the status of the surrendered Contract. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
    Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


    5.  MULTIPLE CONTRACTS.

        Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one Contract. Thus, any amount received under any such Contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

        The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.



DIVERSIFICATION STANDARDS
    1.  DIVERSIFICATION REGULATIONS.

        To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Series are represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

        The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.


        In any event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Account.


        Due to the uncertainty in this area, Phoenix reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

        Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

    2.  DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS.
        Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.


QUALIFIED PLANS

    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-Sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs, but not IRAs except a) distributions required under the Code; b) substantially equal distributions made over the life (or life expectancy) of the employee or for a term certain of 10 years or more; and c) the portion of distributions not includible in gross income (i.e., return of after tax contributions).


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.


    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation and maximum contributions; required distributions; penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.


    1.  TAX SHELTERED ANNUITIES ("TSAS").
        Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of purchase payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

        For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code) or (b) in the case of hardship. In the case of hardship, the amount distributable cannot include any income earned under the Contract.


        The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

        In addition, in order for certain types of contributions under a Code
    Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules.


        Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred sales charge; and (b) 50% of the Contract Value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the Contract may be reduced from that amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as apply to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the Contract Value in the GIA may be borrowed at any one time.

        Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA account in accordance with the participant's most recent premium allocation on file with Phoenix.

        If a loan repayment is not received by Phoenix before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution interest will continue to accrue until such time as an actual distribution occurs under the Contract.


    2.  KEOGH PLANS.

        The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs," or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


    3.  INDIVIDUAL RETIREMENT ACCOUNTS.

        Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction (SARSEP) IRAs no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions and withdrawals from Roth IRAs.


    4.  CORPORATE PENSION AND PROFIT-SHARING PLANS.

        Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder (see "Group Contracts").


        These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    5. DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS. Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.


    6. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-Sharing Plans), TSAs and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first time home purchase (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been re-employed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

        Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to regular or SIMPLE IRAs and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

     7. SEEK TAX ADVICE.

        The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
-------------------------------------------------------------------------------

    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W. S. Griffith & Co., Inc. ("WSG") licensed to sell Phoenix insurance policies and annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority-owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, Phoenix pays PEPCO an amount equal to up to 7.25% of the purchase payments under the Contracts. PEPCO pays any distribution organization an amount which may not exceed up to 7.25% of purchase payments made under the contract. Any such amount paid with respect to Contracts sold through other broker/dealers will be paid by Phoenix to or through PEPCO. The amounts paid by Phoenix are not deducted from the purchase payments. Deductions for sales charges (as described under "Sales Charges") may be used to reimburse Phoenix for commission payments to broker-dealers.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.



STATE REGULATION
--------------------------------------------------------------------------------

    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policy of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished at least annually to an Owner.



VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of each Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, Phoenix intends to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.


    Phoenix currently intends to vote Fund shares attributable to any Phoenix assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit Phoenix to vote some or all shares of the Funds in its own right, it may elect to do so.


    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter, pursuant to the requirements of the 1940 Act.

    The number of votes that a Contract Owner has the right to cast will be determined by applying the Contract Owner's percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which each Owner may give Phoenix instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. Phoenix will furnish Owners with proper forms and proxies to enable them to give these instructions.



TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds may, however, be used to fund another eligible retirement vehicle.


LITIGATION
--------------------------------------------------------------------------------
    Phoenix, the Account and PEPCO are not parties to any litigation that would have a material adverse effect upon the Account or the Contracts.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.



STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements


    Contract Owner inquiries and requests for a SAI should be directed to Phoenix Variable Products Mail Operations in writing at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at (800) 447-4312.

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT



    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.


    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.


    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year for individual Contracts and 3% per year for Group Contracts, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.


    Biweekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.


    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR FOR INDIVIDUAL CONTRACTS AND 3% PER YEAR FOR GROUP CONTRACTS WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.


    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year for individual Contracts and 3% per year for Group Contracts, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges"). For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").



IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NON-SYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

APPENDIX B

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS





                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                              X                   2.35%           0.50%

D.C..................................................                              X                   2.25            2.25

Kentucky.............................................                              X                   2.00            2.00

Maine................................................                              X                   2.00

Nevada...............................................                              X                   3.50

South Dakota.........................................           X                                      1.25

West Virginia........................................                              X                   1.00            1.00

Wyoming..............................................                              X                   1.00


NOTE: The above premium tax deduction rates are as of January 1, 1998. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the Company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

        For a more detailed explanation of the assessment of Premium Taxes see "Deductions and Charges, Premium Tax."



(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds or Maturity Date.

                                                                     [VERSION B]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford,  Connecticut                                             P.O. Box 8027
                                                           Boston, MA 02266-8027
                                                               Tel. 800/243-4840



                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACTS


                                   PROSPECTUS


                                   May 1, 1998

              FOR TAX-QUALIFIED AND NONTAX-QUALIFIED ANNUITY PLANS


    This Prospectus describes Templeton Investment Plus, individual deferred variable accumulation annuity contracts ("Contracts") issued by Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Contracts provide for both an accumulation period and an annuity period. Purchase payments under the Contract are flexible. Generally, a Minimum Initial Purchase Payment of $1,000 is required and each subsequent purchase payment must be at least $25. If the bank draft investment program is elected, the Minimum Initial Purchase Payment required is $25. For Individual Retirement Accounts (IRAs) including SEP IRAs and SIMPLE IRAs, the Minimum Initial Purchase Payment required is $25. For Contracts issued under tax-qualified or employer-sponsored plans other than IRAs, a minimum annual payment of $1,000 must be made. Generally, a Contract may not be purchased with respect to a proposed Annuitant who is 80 years of age or older.

    Purchase payments are allocated to one or more of the available Subaccounts of the Phoenix Home Life Variable Accumulation Account (the "Account") and/or to the Guaranteed Interest Account ("GIA") as specified by the Contract Owner in the application for the Contract. Each available Subaccount of the Account invests exclusively in Class 1 of a Series of the Templeton Variable Products Series Fund (the "Fund") except the Money Market Fund, which has a single class of shares. The Fund is a mutual fund whose Series presently include the Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, Templeton International Fund and the Templeton Developing Markets Fund. See "Templeton Money Market Series" for information concerning a proposal currently pending with the SEC regarding substitution of shares of this Series.

    You may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. You may receive more or less than the initial payment depending on investment experience within the Subaccount during the 10-day period, unless Contract was issued with a Temporary Money Market Allocation Amendment, in which case your initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")

    This Prospectus provides information a prospective investor should know before investing and should be kept for future reference. It is accompanied by a current prospectus for the Fund. No offer is being made of a Contract funded by any Series of the Fund for which a current prospectus has not been delivered.

    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE FLUCTUATION OF CONTRACT VALUE AND THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

    Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 1998, which is incorporated herein by reference. The SAI, the table of contents of which is set forth in this Prospectus, is available without charge upon request by writing or telephoning Phoenix at the address or telephone number set forth above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                Page
-----------------------------------------------------------


SUMMARY OF EXPENSES....................................   3
FINANCIAL HIGHLIGHTS...................................   5
SPECIAL TERMS..........................................   6
SUMMARY ..............................................    6
PERFORMANCE HISTORY....................................   8
THE VARIABLE ACCUMULATION ANNUITY......................   9
PHOENIX AND THE ACCOUNT................................   9
TEMPLETON VARIABLE PRODUCTS SERIES FUND................  10
PURCHASE OF CONTRACTS..................................  11
DEDUCTIONS AND CHARGES.................................  11
   Premium Tax.........................................  11
   Sales Charges.......................................  11
   Charges for Mortality and Expense Risks.............  11
   Charges for Administrative Services.................  12
   Other Charges.......................................  12
THE ACCUMULATION PERIOD................................  12
   Accumulation Units..................................  12
   Accumulation Unit Values............................  13
   Transfers...........................................  13
   Surrender of Contract; Partial Withdrawals..........  14
     Lapse of Contract.................................  14
   Payment Upon Death Before Maturity Date.............  14
THE ANNUITY PERIOD.....................................  14
   Variable Accumulation Annuity Contracts.............  14
   Annuity Options.....................................  15
      Option ACLife Annuity With Specified Period
        Certain........................................  15
      Option B--Non-Refund Life Annuity................  15
      Option D--Joint and Survivor Life Annuity........  15
      Option E--Installment Refund Life Annuity........  15
      Option F--Joint and Survivor Life Annuity
        With Specified Period Certain..................  15
      Option G--Payments for Specified Period..........  16
      Option H--Payments of Specified Amount...........  16
      Option I--Variable Payment Life Annuity With
        Ten-Year Period Certain........................  16
      Option J--Joint Survivor Variable Payment Life
        Annuity With Ten-Year Period Certain...........  16
      Option K--Variable Payment Annuity for a
        Specified Period...............................  16
      Other Options and Rates..........................  16
      Other Conditions.................................  16
   Payment Upon Death After Maturity Date..............  16
VARIABLE ACCOUNT VALUATION PROCEDURES..................  16
MISCELLANEOUS PROVISIONS...............................  17
   Assignment..........................................  17
   Deferment of Payment................................  17
   Free Look Period....................................  17
   Amendments to Contracts.............................  17
   Substitution of Fund Shares.........................  17
   Ownership of the Contract...........................  17

FEDERAL INCOME TAXES...................................  18
   Introduction........................................  18
   Tax Status..........................................  18
   Taxation of Annuities in General....................  18
      Surrenders or Withdrawals Prior to the
        Contract Maturity Date.........................  18
      Surrenders or Withdrawals on or after the
        Contract Maturity Date.........................  18
      Penalty Tax on Certain Surrenders and
        Withdrawals....................................  19

    Additional Considerations..........................  19
    Diversification Standards..........................  20
    Qualified Plans....................................  20
      Tax-Sheltered Annuities..........................  21
      Keogh Plans......................................  21
      Individual Retirement Accounts...................  21
      Corporate Pension and Profit-Sharing Plans.......  21
      Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
            Tax-Exempt Organizations...................  22
      Penalty Tax on Certain Surrenders and
        Withdrawals from Qualified Contracts...........  22
      Seek Tax Advice..................................  22
SALES OF VARIABLE ACCUMULATION CONTRACTS...............  22

STATE REGULATION.......................................  23
REPORTS ...............................................  23
VOTING RIGHTS..........................................  23
TEXAS OPTIONAL RETIREMENT PROGRAM......................  23
LITIGATION.............................................  23
LEGAL MATTERS..........................................  23

STATEMENT OF ADDITIONAL INFORMATION....................  23
APPENDIX A.............................................  24
APPENDIX B.............................................  25

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                      ALL SUBACCOUNTS
                                                                                         ---------------
Sales Charge Imposed on Purchases....................................................          None

Deferred Sales Charge (as a percentage of amount surrendered)(1):
    Age of Payment in Complete Years 0-1.............................................           6%
    Age of Payment in Complete Years 1-2.............................................           5%
    Age of Payment in Complete Years 2-3.............................................           4%
    Age of Payment in Complete Years 3-4.............................................           3%
    Age of Payment in Complete Years 4-5.............................................           2%
    Age of Payment in Complete Years 5-6.............................................           1%
    Age of Payment in Complete Years 6 and thereafter................................          None

Exchange Fee
    Current Fee......................................................................          None
    Maximum Allowable Charge Per Exchange............................................           $10

CONTRACT FEES
    Current Annual Administrative....................................................           $35
    Maximum Annual Administrative....................................................           $35

SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
    Mortality and Expense Risk Fees..................................................          1.25%
    Account Fees and Expenses Daily Administrative Fee...............................         0.125%
    Total Separate Account Annual Expenses...........................................         1.375%

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)


                                                                                         ASSET                      DEVELOPING
                                                 MONEY          BOND       STOCK       ALLOCATION   INTERNATIONAL     MARKETS
                                                 MARKET        CLASS 1   CLASS 1(2)    CLASS 1(2)    CLASS 1(2)       CLASS 1
                                                 ------        -------   ----------    ----------    ----------       -----
Investment Management Fees....................    .35%         .50%        .69%           .60%          .69%           1.25%
Other Expenses(3).............................    .18%         .18%        .19%           .18%          .19%            .33%
Total Fund Annual Expenses....................    .53%         .68%        .88%           .78%          .88%           1.58%


EXAMPLE
    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

        1 year................................   $ 67             $ 68         $ 71          $ 70         $ 71           $ 77
        3 years...............................     94               99          105           102          105            125
        5 years...............................    122              129          139           134          139            173
       10 years...............................    241              254          274           264          274            342


    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

        1 year................................   $ 21             $ 23         $ 25          $ 24         $ 25         $  32
        3 years...............................     65               70           76            73           76            96
        5 years...............................    111              119          129           124          129           164
       10 years...............................    238              254          274           264          274           342


(1) A sales charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a sales charge. (See "Deductions and Charges--Sales Charges.")

(2) Management fees and total fund operating expenses have been restated to reflect the new management fee schedule which was approved by shareholders and which took effect on May 1, 1997. See Fund prospectus for details. Actual fees and operating expenses before May 1, 1997 were lower.
(3) Each Series pays a portion of all of its total operating expenses other than the management fee. "Other Expenses" are based upon the actual operating expenses incurred by the Fund for the fiscal year ended December 31, 1997.

                               SUMMARY OF EXPENSES

    The purpose of the tables set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The tables reflect expenses of the Account as well as the Fund. (See "Deductions and Charges" in this Prospectus and "Management of the Trust" in the Fund Prospectus.)

    Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the Contract Values based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Deductions and Charges--Premium Tax.")


    The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The $35 annual administrative charge is reflected in the example as $1.75 since the average Contract account size is greater than $1,000 and the expense effect is reduced accordingly. (See "Deductions and Charges.")

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

Following are the financial highlights for the period indicated.


                                                                TEMPLETON STOCK SUBACCOUNT
                        ------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                            -----------------------
                                                                                                                         PERIOD FROM
                                                                                                                          11/4/88*
                            1997      1996       1995       1994       1993       1992       1991       1990      1989  TO 12/31/88
                            ----      ----       ----       ----       ----       ----       ----       ----      ----  -----------
Unit value, beginning of
  period................ $2.484883 $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $ .981990  $1.119352 $ .989563  $1.000000
Unit value, end of
  period................  2.742374 $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $ .981990 $1.119352  $ .989563
                         ========= =========  =========  =========  =========  =========  =========  ========= =========  =========
Number of accumulation
  units outstanding at
  end of period (000)...  116,902    132,392    142,234    144,872    137,108    118,456     94,307     74,885    44,084      2,812


                                                          TEMPLETON ASSET ALLOCATION SUBACCOUNT
                        ------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                            -----------------------
                                                                                                                         PERIOD FROM
                                                                                                                          11/28/88*
                         1997       1996       1995       1994       1993       1992       1991       1990       1989    TO 12/31/88
                         ----       ----       ----       ----       ----       ----       ----       ----       ----    -----------
Unit value, beginning of
  period................ $2.304966 $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543 $1.001691  $1.000000
Unit value, end of
period..................  2.742374 $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $ .981990 $1.119352  $ .989563
                          ======== =========  =========  =========  =========  =========  =========  ========= =========  =========
Number of accumulation
  units outstanding at
  end of period (000)...    58,816    65,843     72,985     74,901     66,903     46,950     27,918     21,974    11,455        130


                                                            TEMPLETON MONEY MARKET SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                            -----------------------
                                                                                                                         PERIOD FROM
                                                                                                                          12/2/88*
                         1997       1996       1995       1994       1993       1992       1991       1990       1989    TO 12/31/88
                         ----       ----       ----       ----       ----       ----       ----       ----       ----    -----------
Unit value, beginning of
  period................ $1.333545 $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449 $1.003591  $1.000000
Unit value, end of
  period................  1.381824 $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278 $1.069449  $1.003591
                          ======== =========  =========  =========  =========  =========  =========  ========= =========  =========
Number of accumulation
  units outstanding at
  end of period (000)...    11,464    10,597     16,077     26,566    13,892     17,734      18,533     15,540     5,324        423


                                                                TEMPLETON BOND SUBACCOUNT
                           ----------------------------------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                           -----------------------
                                                                                                                   PERIOD FROM
                                                                                                                     1/4/89*
                              1997       1996       1995       1994       1993       1992       1991       1990    TO 12/31/89
                              ----       ----       ----       ----       ----       ----       ----       ----    -----------
Unit value, beginning of
  period...................  $1.672413  $1.549167  $1.366504  $1.456861  $1.324996 $ 1.272743  $1.113263  $1.061263  $1.000000
Unit value, end of period..   1.690923  $1.672413  $1.549167  $1.366504  $1.456861 $ 1.324996  $1.272743  $1.113263  $1.061263
                              ========  =========  =========  =========  ========= ==========  =========  =========  =========
Number of accumulation
  units outstanding at end
  of period (000)..........      9,941     11,875     12,633     13,111     13,578      8,937      5,611      2,889      1,455


                                                                            TEMPLETON INTERNATIONAL SUBACCOUNT
                                                             -------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                                            -----------------------
                                                                                                                     PERIOD FROM
                                                                                                                        5/1/92*
                                                                 1997       1996       1995       1994       1993    TO 12/31/92
Unit value, beginning of period.............................  $1.821499  $1.488540  $1.303520  $1.351997  $ .930016   $1.000000
Unit value, end of period...................................   2.047517  $1.821499  $1.488540  $1.303520  $1.351997   $ .930016
                                                               ========  =========  =========  =========  =========   =========
Number of accumulation units outstanding at end of period
(000).......................................................     58,470     62,848     59,587     58,214     32,362       7,562


                                                                                      TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                                                                                      ---------------------------------------
                                                                                                        YEAR ENDED PERIOD FROM
                                                                                                         DECEMBER   9/15/96*
                                                                                                         31, 1997  TO 12/31/96
Unit value, beginning of period......................................................................... $1.009604  $1.000000
Unit value, end of period...............................................................................  0.704720  $1.009604
                                                                                                          ========  =========
Number of accumulation units outstanding at end of period (000).........................................     4,110      1,040

*Date of inception

SPECIAL TERMS
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement with respect to each Subaccount used in determining the value of a Contract and the interest in the Subaccount prior to the commencement of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The primary Annuitant as shown on the Contract's Schedule Page, while the primary Annuitant is living, and then the contingent Annuitant designated on the application for the Contract or as later changed by the Owner, if the contingent Annuitant is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which a series of annuity payments is made to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. (See "Annuity Options.")

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable income payment under the variable payment annuity options.

CONTRACT: The individual deferred variable accumulation annuity contract described in this Prospectus.


CONTRACT OWNER ("OWNER"): The person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the application for the Contract. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.


CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA.


FIXED PAYMENT ANNUITY: A benefit providing for periodic payments of a fixed dollar amount throughout the Annuity Period that does not vary with or reflect the investment performance of any Subaccount.

FUND: Templeton Variable Products Series Fund.


GIA: An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest may also be credited, in the sole discretion of Phoenix.

ISSUE DATE: The date that the initial purchase payment is invested in a Subaccount.


MATURITY DATE: The date elected by the Owner pursuant to the Contract as of which annuity payments will commence. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PURCHASE PAYMENT: The amount which must be paid when a Contract is purchased. Minimum Initial Purchase Payments of $1,000, $25, $25, and $1,000 annually are required for nonqualified, IRA, bank draft program and qualified plan contracts, respectively.

MINIMUM SUBSEQUENT PAYMENT: The amount which must be paid when any subsequent payments are made, after the Minimum Initial Purchase Payment has been made (see above). The minimum subsequent payment for all Contracts is $25.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant at any time before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").


PHOENIX: Phoenix Home Life Mutual Insurance Company.


VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amount after the first payment is made, in accordance with the investment experience of the selected Subaccounts.


VPMO: Variable Products Mail Operation division of Phoenix that receives and processes incoming mail for Variable Products Operations.


VPO: The Variable Products Operations Division of Phoenix.


SUMMARY
--------------------------------------------------------------------------------

    The individual deferred accumulation annuity contracts ("Contract") described in this Prospectus present a dynamic concept in retirement planning designed to give you maximum flexibility in attaining your investment goals. There are no deductions from your purchase payments so that your entire payment is put to work in the investment portfolio(s) of your choice. Currently, the Account consists of several Subaccounts, which invest their assets exclusively in specified Series of the Fund. Each Series has a distinct investment objective. You choose the Subaccount or Subaccounts in which you wish to invest among the available Subaccounts and/or the GIA when you make your purchase payments under the Contract. You also may transfer amounts held under the Contract among the available Subaccounts and/or the GIA. When the accumulation period ends, the then Contract Value will be applied to furnish a Variable Payment Annuity unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will, thereafter, be fixed and guaranteed by Phoenix.

    The Contract is eligible for purchase as nontax-qualified retirement plans by individuals. Contracts also are eligible for use in connection with (1) pension or profit-sharing plans qualified under the Self-Employed Individuals Tax Retirement Act of 1962, known as "HR 10" or "Keogh" plans, (2) pension or profit-sharing plans qualified under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), known as "corporate plans," (3) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations (TSA),
(4) IRA plans satisfying the requirements of Section 408 of the Code and (5) government plans and deferred compensation plans maintained by a state or political subdivision thereof under Section 457 of the Code. These plans are sometimes referred to in this Prospectus as "tax-qualified plans."



HOW ARE PAYMENTS MADE UNDER THE CONTRACTS?
    A Contract Owner may make payments at any time until the Maturity Date selected by the Owner pursuant to the terms of the Contract. The payments purchase Accumulation Units of the Subaccount(s) and/or are deposited in the GIA, as chosen by the Owner. (See "Purchases of Contracts" and "The Accumulation Period.")


IS THERE A GUARANTEED OPTION?
    Yes. A Contract Owner may elect to have payments allocated to the GIA. Amounts allocated to the GIA earn a fixed rate of interest and Phoenix also may, in its sole discretion, credit excess interest. (See Appendix A.)


WHAT ARE THE INVESTMENT OPTIONS UNDER THE CONTRACT?

    The Contract currently offers a number of series of the Templeton Variable Products Series Fund as investment options. Each series has a specific investment objective. (For a complete list of the Series offered and a brief discussion of their respective investment objectives, see "The Templeton Variable Products Series Fund.")


    FOR ADDITIONAL INFORMATION CONCERNING THE FUND, SEE THE ACCOMPANYING FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


WHAT SALES COSTS ARE CHARGED TO PURCHASE PAYMENTS UNDER THE CONTRACTS?

    No deductions are made from purchase payments. A deduction for sales charges may be taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. However, no deduction for sales charges will be taken after the annuity period has begun, unless unscheduled withdrawals are made under Annuity Option K. If a sales charge is imposed, it is imposed on a first-in, first-out basis. No sales charge will be imposed in the event that the Annuitant dies before the date that annuity payments will commence. The total deferred sales charges on a Contract will never exceed 9% of the total purchase payments. (See "Sales Charges.")



    WHAT FEES ARE CHARGED TO THE ACCOUNT? There is a mortality and expense risk fee and a daily administrative fee assessed against the Account. (See "Charges for Administrative Services.")


ARE THERE ANY OTHER CHARGES OR DEDUCTIONS?
    In most states, premium taxes are imposed when a Contract is annuitized rather than when purchase payments are made by the Contract Owner. Phoenix will reimburse itself on the earlier date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. (See "Premium Tax.")

    In addition, certain charges are deducted from the assets of the Fund. For investment management services, each Series of a Fund pays the investment manager a separate monthly fee calculated on the basis of its average daily net assets during the year. (See "Other Charges.")

    For a more complete description of the fees chargeable to the Account, see "Deductions and Charges."


WHAT ARE THE MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS?

    For nontax-qualified plans and IRAs, the following minimum purchase payments apply (unless investments are made pursuant to a bank draft investment program):


    Initial minimum per Contract:             $ 1,000
    Subsequent minimum per Contract:          $    25


    For Contracts issued in connection with IRAs or pursuant to a bank draft investment program, the following minimum purchase payments apply:


    Initial minimum per Contract:                $ 25
    Subsequent minimum per Contract:             $ 25


    For Contracts issued under tax-qualified or employer-sponsored plans other than IRAs, a minimum annual premium of $1,000 must be paid.



MAY I ALLOCATE MY PURCHASE PAYMENTS AMONG AVAILABLE OPTIONS?

    You may choose the amount of each purchase payment to be directed to each Subaccount and/or to the GIA, provided that the Minimum Initial Purchase Payment requirements have been met. (See "Purchase of Contracts.")

MAY I TRANSFER AMOUNTS ALLOCATED TO A SUBACCOUNT OR THE GIA?

    You may transfer some or all of the Contract Value among one or more available Subaccounts and/or the GIA provided that the Minimum Initial Purchase Payment requirements have been met. Also, if elected, the Temporary Money Market Allocation Amendment provides that no transfers may be made until the termination of the free look period. Currently, there is not a limit to the number of transfers per Contract year, however, Phoenix may, in the future, limit the number of transfers allowed during a Contract year, but in no event will the limit be less than six transfers per year (see "Transfers"). However, there are additional restrictions on transfers from the GIA as described in Appendix A.


DOES THE CONTRACT PROVIDE FOR PAYMENT UPON DEATH?

    The Contract provides that if the Owner and Annuitant are the same and the Owner/Annuitant dies before annuity payments begin and there is no surviving joint Owner, payment to the beneficiary will be made and no surrender charge will be imposed. The Contract also provides for payment upon death after the Contract Maturity Date. (See "Payment Upon Death Before Maturity Date" and "Payment Upon Death After Maturity Date.")



IS THERE A SHORT-TERM CANCELLATION RIGHT?
    An Owner may surrender a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. The Owner may receive more or less than the initial payment depending on investment experience within the Subaccounts during the 10-day period, unless the Contract is issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment is refunded. If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded. (See "Free Look Period.")


HOW WILL THE ANNUITY PAYMENTS BE DETERMINED ON THE MATURING OF A CONTRACT?

    The Owner and Annuitant bear the risk of the investment performance during the accumulation period unless the GIA is selected. Once annuity payments commence, investment in the Account will continue and the Owner and Annuitant will continue to bear the risk of investment unless a Fixed Payment Annuity is elected. If a Fixed Payment Annuity is elected, payments will be fixed and guaranteed by the general assets of Phoenix. The fixed payment schedule is a part of the Contract and the Owner also may be given the opportunity to choose another annuity option available from Phoenix at the maturity of the Contract. If the current practice settlement rates in effect for Contracts are more favorable than the applicable rates guaranteed under the Contract, the current rates shall be applied. (See "The Annuity Period.")


CAN MONEY BE WITHDRAWN FROM THE CONTRACT?

    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Option K. Certain limitations apply to Contracts held under 403(b) plans (see "Qualified Plans; Tax-Sheltered Annuities"). There may be a federal tax penalty assessed in connection with withdrawals (see "Federal Income Taxes").



CAN THE CONTRACT LAPSE?
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

    THE FOREGOING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Bond Subaccount and as total return of any Subaccount. For the Bond Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years, or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    Below are quotations of standardized average annual total return for contracts calculated as described above.



                           AVERAGE ANNUAL TOTAL RETURN
                         FOR THE PERIOD ENDING 12/31/97
                         ------------------------------

                       COMMENCE-                                    LIFE OF
SERIES                 MENT DATE    1 YEAR     3 YEARS    5 YEARS     FUND
------                 ---------    ------     -------    -------     ----
Stock-Class 1......... 11/04/88      5.23%      16.88%     15.66%    11.51%
Asset
Allocation-Class 1.... 11/28/88      8.66%      16.12%     13.64%    11.10%
Money Market.......... 12/02/88     (1.21%)      2.61%      2.49%     3.48%
Bond-Class 1.......... 01/04/89     (3.61%)      6.23%      4.65%     5.89%
International-Class 1. 05/01/92      7.18%      15.04%     16.76%    13.23%
Developing Markets-
  Class 1............. 09/15/96    (33.51%)       N/A        N/A    (27.16%)

                              ANNUAL TOTAL RETURNS*
                              ---------------------
                           ASSET                                        DEV.
                STOCK      ALLOC.     MONEY      BOND       INTL.       MKT.
YEAR           CLASS 1     CLASS 1    MARKET    CLASS 1    CLASS 1    CLASS 1
----           -------     -------    ------    -------    -------    -------
1989.........   13.12%     11.77%     6.56%      6.13%       N/A         N/A
1990.........  (12.28)%    (9.24)%    6.06%      4.89%       N/A         N/A
1991.........   25.81%     26.01%     4.13%     14.33%       N/A         N/A
1992.........    5.68%      6.62%     1.69%      4.11%     (7.00)%       N/A
1993.........   32.25%     24.46%     1.02%      9.95%     45.37%        N/A
1994.........   (3.56)%    (4.31)%    2.07%     (6.20)%    (3.59)%       N/A
1995.........   23.57%     20.90%     3.98%     13.37%     14.19%        N/A
1996.........   20.77%     17.26%     3.55%      7.96%     22.37%       0.96%
1997.........   10.36%     13.95%     3.62%      1.10%     12.40%     (30.19%)
         *Sales charges have not been deducted from the annual return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

    Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains.


    Current yield for the Money Market Subaccount is based upon the income earned by the Subaccount over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level, including the annual administrative fee.

    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this seven-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Money Market Subaccount based on a seven-day period ending December 31, 1997.



Example:

Assumptions:

Value of hypothetical pre-existing account with exactly
   one unit at the beginning of the period.............  1.380950
Value of the same account (excluding capital changes)
   at the end of the seven-day period..................  1.381824
Calculation:
  Ending account value.................................  1.381824
  Less beginning account value.........................  1.380950
  Net change in account value..........................  0.000874
Base period return:
  (adjusted change/beginning account value)............  0.000633
Current yield = return x (365/7) = ....................     3.30%
Effective yield = [(1 + return)(365/7)]-1 = ...........     3.36%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.


    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Fund's or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Funds may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Fund's portfolio; or compare a Fund's equity or bond return figure to well-known indices of market performance, including, but not limited to: S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    The Fund's annual report, available upon request and without charge, contains a discussion of the performance of the Fund and a comparison of that performance to a securities market index.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix may be significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who assume the risk of investment gain or loss rather than Phoenix. Under a fixed annuity contract the insurance company guarantees a specified interest rate and specified monthly annuity payments. However, except for payments allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the Subaccounts of the Phoenix Home Life Variable Accumulation Account (the "Account"). Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the selected Subaccounts. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    The Owner selects the investment objective of each Contract on a continuing basis by directing the allocation of purchase payments and accumulated value among the GIA or the Money

Market Subaccount, Bond Subaccount, Stock Subaccount, Asset Allocation Subaccount, International Subaccount and Developing Markets Subaccount. Each of the Subaccounts invests exclusively in shares of a corresponding Series of the Templeton Variable Products Series Fund (the "Fund").


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851. Its executive office is at One American Row, Hartford, Connecticut 06115, and its main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix is the nation's 9th largest mutual life insurance company and has consolidated assets of $18.5 billion. Phoenix sells insurance policies and annuity contracts through its own field force of full-time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.

    On June 21, 1982, Phoenix established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the Act. Registration under the Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.


    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.


TEMPLETON VARIABLE PRODUCTS SERIES FUND
--------------------------------------------------------------------------------
    Each available Subaccount of the Account invests exclusively in Class 1 of a corresponding Series of the Fund. The investment manager of Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Bond and Templeton Money Market Series is Templeton Investment Counsel, Inc.; and Templeton Asset Management Ltd. is the investment manager for Templeton Developing Markets Series. The investment objective of each of the Series of the Fund is as follows:


    (1) TEMPLETON MONEY MARKET SERIES--Seeks current income, stability of principal and liquidity by investing in money market instruments with maturities not exceeding 397 days, consisting primarily of short-term U.S. government securities, certificates of deposit, time deposits, bankers' acceptances, commercial paper and repurchase agreements. Phoenix has filed with the SEC an application for an order approving a substitution of shares of Phoenix Money Market Series of The Phoenix Edge Series Fund for shares of the Templeton Money Market Series (the "Substitution"). Subject to regulatory approval, the Substitution will take place as soon as practicable. Following the Substitution, Templeton Money Market Series no longer will be available as an investment option under the Contract.

         Phoenix proposed the Substitution to provide a transfer of the assets of the Templeton Money Market Series that currently and in the future may be expected to be of insufficient size to promote consistent investment performance or to reduce operating expenses. Prior to the date of Substitution, an Owner may transfer their Money Market Subaccount value to any other Subaccount of the Account. Moreover, following the Substitution for a period of 30 days, Phoenix will permit transfers from the Money Market Subaccount to any other Subaccount of the Account without any limitation or charge being imposed. After the 30 days, any transfers from the Money Market Subaccount will be subject to the restrictions described in the Prospectus.


    (2) TEMPLETON BOND SERIES--Seeks high current income through a flexible policy of investing primarily in debt securities of companies, governments, and government agencies of various nations throughout the world and in debt securities which are convertible into common stock of such companies. The debt securities selected may be rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") as well as securities which are unrated by any rating agency.

    (3) TEMPLETON STOCK SERIES--Pursues capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.

    (4) TEMPLETON ASSET ALLOCATION SERIES--Seeks a high level of total return through a flexible policy of investing in stocks of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.


    (5) TEMPLETON INTERNATIONAL SERIES--Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Fund generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    (6) TEMPLETON DEVELOPING MARKETS SERIES--Seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.


    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized. For a discussion of the risks associated with investing in high yield bonds and the special risks inherent in foreign investing, including currency fluctuation and political uncertainty, please see the accompanying Fund prospectuses under "Risk Factors."

    Shares of the Fund may be sold to other separate accounts of Phoenix or its affiliates or to other insurance companies funding variable annuity or variable life insurance contracts. It is conceivable that it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Phoenix nor the Fund currently foresees any such disadvantages either to variable annuity Contract Owners or to variable life insurance policyowners, the Fund's Trustees intend to monitor events in order to identify any material conflict between variable annuity Contract Owners and variable life insurance policyowners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity Contract Owners.


    FOR ADDITIONAL INFORMATION CONCERNING THE FUND AND ITS SERIES, PLEASE SEE THE ACCOMPANYING FUND PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    The Minimum Initial Purchase Payment for each Contract purchased is $1,000. However, for Contracts purchased in connection with IRAs, the Minimum Initial Purchase Payment is $25 and for Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required. In addition, a Contract Owner may authorize his bank to draw $25 or more from his personal checking account monthly to purchase units in any available Subaccount or in the GIA. The amount the Contract Owner designates will be automatically invested on the date the bank draws on his account. If this "check-o-matic" privilege is selected, the Minimum Initial Purchase Payment is $25. This payment must accompany the application. Each subsequent purchase payment under a Contract must be at least $25.

    Generally, a Contract may not be purchased with respect to a proposed Annuitant who is 80 years of age or older. Total purchase payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, purchase payments may be resumed at any time before the Maturity Date of a Contract.

    Purchase payments received under the Contracts will be allocated to the Money Market Subaccount, Bond Subaccount, Stock Subaccount, Asset Allocation Subaccount, International Subaccount, Developing Markets Subaccount and/or to the GIA, or a combination thereof, in the proportion specified in the application for the Contract or as indicated by the Owner from time to time. Changes in the allocation of purchase payments will be effective as of receipt by VPMO of written notice of election in a form satisfactory to Phoenix and will apply to any purchase payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by the Contract Owner.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse only itself upon the earlier of partial withdrawal, surrender of the Contract, the Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this Prospectus.


SALES CHARGES

    A deduction for contingent deferred sales charges (also referred to in this Prospectus as surrender or sales charges) for these Contracts may be taken from proceeds of withdrawals from, or complete surrender of, the Contracts if assets are not held in the Account for a certain period of time (see chart below). No sales charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Option K (see "Annuity Options"). Any sales charge is imposed on a first-in, first-out basis.


    With respect to withdrawals or surrenders, up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders without the imposition of a sales charge. During the first Contract year, the 10% withdrawal without a sales charge is only available on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In all subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for sales charges, expressed as a percentage of the amount redeemed in excess of the 10% allowable amount, is as follows:

      AGE OF DEPOSIT IN               CONTINGENT DEFERRED
     COMPLETE YEARS FROM              SALES CHARGE AS A
      PAYMENT DATE UNIT                  PERCENTAGE OF
    RELEASED WAS CREDITED              AMOUNT WITHDRAWN
    ---------------------              ----------------
              0                               6%
              1                               5%
              2                               4%
              3                               3%
              4                               2%
              5                               1%
         6 and over                           0%

    In the event that the Annuitant dies before the Maturity Date of the Contract, the sales charge described in the table above will not apply.


    The total sales charges on a Contract will never exceed 9% of the total purchase payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts. Sales charges imposed in connection with partial surrenders will be deducted from the Subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by sales charges will be paid by Phoenix from the assets of its General Account.



CHARGES FOR MORTALITY AND EXPENSE RISKS
    While fixed annuity payments to Annuitants will reflect the investment performance of the applicable Series of the Fund during the Accumulation Period, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of Phoenix over the expense charges provided for in the Contracts. Phoenix assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses.

    In assuming the mortality risks, Phoenix agrees to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    Phoenix charges each Subaccount the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.85% on an annual basis for expense risks assumed. No mortality and expense risk charges are deducted from the GIA. If the percentage charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs then the loss will be borne by Phoenix; conversely, although it is not anticipated, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as a part of Phoenix's General Account's assets to meet sales expenses, if any, which are in excess of sales commission revenue generated from any sales charges. Phoenix has concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contracts will benefit the Account and the Contract Owners.


CHARGES FOR ADMINISTRATIVE SERVICES

    Phoenix is responsible for administering the Account. In this connection, Phoenix, among other things, maintains an account for each Owner and Annuitant, makes all disbursements of benefits, furnishes administrative and clerical services for each Contract, makes disbursements from the Account to pay obligations chargeable to the Account, maintains the accounts, records and other documents relating to the business of the Account required by regulatory authorities, causes the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepares and distributes notices and reports to Owners, and the like.

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix charges each annuity contract $35 each year. A reduced charge may apply to Contracts issued after September 1, 1994. This cost-based charge is deducted from the Subaccount or the GIA holding the assets of the Owner or on a pro rata basis from two or more Subaccounts or the GIA in relation to their values under the Contract, and is not subject to increase but may be subject to decrease. This charge is deducted on the Contract anniversary date for services rendered since the preceding Contract anniversary date. Upon a surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    Phoenix also charges each Subaccount available through a Contract the daily equivalent of 0.125% on an annual basis of the accumulated value of the Subaccount to cover its variable costs of administration, such as printing and distribution of Contract Owner mailings. This fee is not deducted from the GIA.


    Phoenix may reduce the annual administrative charge or the daily administrative fee for Contracts issued under group or sponsored arrangements. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.


    It also receives compensation from the investment manager (out of the manager's own resources) for administrative services provided to the Developing Markets Fund Class I.



OTHER CHARGES
    Charges for investment and business management are paid out of the assets of the Fund.


    For investment management services, each Series pays a separate monthly fee calculated on the basis of its average daily net assets during the year.

    These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.



THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

ACCUMULATION UNITS
    Initial purchase payments will be applied within two days if the application for a Contract is complete. If an incomplete application form is completed within five business days of receipt by VPMO, the initial purchase payment will be applied within two days of the completion of the application. In the event that VPO does not accept the application within five business days or if an application is not completed within five business days of receipt by VPMO, then the purchase payment will be immediately returned. If the GIA is chosen, additional purchase payments are deposited on the date of receipt of such purchase payment at VPMO. If one or more of the Subaccounts is chosen, additional purchase payments are applied to the purchase of Accumulation Units of the Subaccount(s) chosen, at the value of such Accumulation Units next determined after the receipt of such purchase payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific purchase payment will be determined by dividing the applied purchase payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the purchase payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Fund, the fee of the Fund's investment adviser and the charges and deductions made against the Subaccount.



ACCUMULATION UNIT VALUES
    At any date prior to the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount which has been credited under a Contract can be computed by multiplying the number of such Units by the appropriate value of an Accumulation Unit in effect for such date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units in each Subaccount credited under each Contract and their current value will be reported to the Owner at least annually.


TRANSFERS

    A Contract Owner may, at any time but no later than 30 days prior to the Maturity Date of a Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. THERE ARE ADDITIONAL RESTRICTIONS ON TRANSFERS FROM THE GIA AS DESCRIBED BELOW AND IN APPENDIX A. Any such transfer from a Subaccount will result in the redemption of Accumulation Units, and if another Subaccount is selected, in the purchase of Accumulation Units on the basis of the respective values next determined after the receipt by VPMO of written notice of election in a form satisfactory to Phoenix. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of a Contract.

    A Contract Owner also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling 1-800-243-4840 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless the Contract Owner elects in writing not to authorize telephone transfers or allocation changes, telephone transfer and allocation change orders also will be accepted on behalf of the Contract Owner from his or her registered representative. Phoenix will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to the Contract Owner. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix may be liable for following telephone instructions for transfers that prove to be fraudulent. However, the Contract Owner would bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix reasonably believes to be genuine. These telephone privileges may be modified or terminated at any time. During times of extreme market volatility, it may be difficult to exercise and a Contract Owner should submit a written request.

    A Contract Owner also may elect to transfer funds automatically among the Subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. A Contract Owner must have an initial value of $2,000 in the GIA or the Subaccount that funds will be transferred from, and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one Subaccount or the GIA, but may be allocated to multiple Subaccounts. Under the Systematic Transfer Program, Contract Owners may transfer approximately equal amounts from the GIA over a minimum 18-month period.


    Upon completion of the Systematic Transfer Program, the Contract Owner must notify VPO at (800) 447-4312 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the Systematic Transfer Program request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    Unless Phoenix agrees otherwise or the Systematic Transfer Program has been elected, a Contract Owner may make only one transfer per Contract year from the GIA. Transfers will be effectuated on the date the transfer request was received at VPMO, unless made pursuant to the Systematic Transfer Program as noted above. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm Contract Owners, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. Phoenix will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third party transfer service agreement.

    No sales charge will be assessed when a transfer is made. The date a payment was credited for the purpose of calculating the sales charge will remain the same notwithstanding the transfer. Currently, there is no charge for transfers; however, the Account reserves the right to charge a transfer fee of $10 per transfer after the first two in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, the Account reserves the right to limit the number of transfers made during each Contract year a Contract is in existence. However, Contract Owners always will be permitted at least six transfers during each Contract year. When the Temporary Money Market Allocation Amendment has been elected, no transfers may be made until the end of the free look period (see "Free Look Period").

    Phoenix reserves the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Contract unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law. As of the date of this Prospectus, this limitation has no effect because fewer Subaccounts are offered.



SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    Prior to the Maturity Date, if the Annuitant is living, a Contract Owner may surrender the Contract for a cash payment representing the Contract Value or may make partial withdrawals of cash in amounts representing less than the Contract Value. Prior to the Maturity Date, the Contract Owner may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial surrenders without the imposition of a sales charge. During the first Contract year, the 10% withdrawal without a sales charge is only available on Contracts issued on or after May 1, 1996 and will be determined based on the Contract Value at the time of the first partial surrender. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If the Contract Owner has not yet reached age 59 1/2, a 10% penalty tax will apply on taxable income withdrawn (see "Federal Income Taxes"). The appropriate number of Accumulation Units will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to Phoenix. Unless the Owner designates otherwise, the Accumulation Units redeemed in a partial withdrawal will be redeemed in each Subaccount in the same proportion as the value of the Accumulation Units of the Contract is then allocated among the Subaccounts. Also, Contract Values in the GIA will be withdrawn in a partial withdrawal in the same proportion as the Contract Value is then allocated to the GIA, unless the Owner designates otherwise. The redemption value of Accumulation Units may be more or less than the purchase payments applied under the Contract to purchase the Accumulation Units, depending upon the investment performance in each Subaccount. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances (see "Deferment of Payment"). There may be adverse tax consequences to certain surrenders and partial withdrawals (see "Surrenders or Withdrawals Prior to the Contract Maturity Date"). Certain restrictions on redemptions are imposed on Contracts used in connection with Code Section 403(b) plans (see "Qualified Plans"; "Tax-Sheltered Annuities").


    A deduction for sales charges may be imposed on partial withdrawals from, and complete surrender of, a Contract (see "Sales Charges"). Any sales charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    If on any Valuation Date (see "Valuation Date"), the Contract Value is zero, the Contract will immediately terminate and lapse without value. Within 30 days after this Valuation Date, Phoenix will notify the Contract Owner in writing that the Contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE

    If the Owner is the Annuitant and dies before the Maturity Date, the death benefit will be paid under the Contract to the Owner's/Annuitant's beneficiary. If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary. The death benefit is calculated according to the following method. If the death occurred during the first 6 years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made under the Contract less any prior partial withdrawals (see "Surrender of Contract; Partial Withdrawals"); or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPMO. If the death occurred during any subsequent 6-year period, this payment would be equal to the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any purchase payments made and less any partial withdrawals since such date; or (b) the Contract Value next determined following receipt of a certified copy of the death certificate at VPO.

    If the Owner and the Annuitant are not the same and the Owner dies prior to the Maturity Date and there is no surviving joint Owner, upon receipt of due proof of death, Phoenix will fully surrender the Contract and pay the cash surrender value (Contract Value less any applicable sales charge) to the Owner's beneficiary (see "Sales Charges").

    Payments will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement had been elected by the Owner. If an optional method of settlement had not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election (see "Sales Charges"). Notwithstanding the foregoing, if the amount to be paid is less than $2,000, it will be paid in a single sum (see "Annuity Options"). Depending upon state law, the payment to the beneficiary may avoid probate. See also, "Distribution at Death Rules" under "Federal Income Taxes. "



THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will commence on the Contract's Maturity Date if the Annuitant is then living and the Contract is then in force. On the Maturity Date and thereafter, investment in the Account is continued unless a fixed payment annuity is elected. No sales charge is taken. Each Contract provides, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by the Owner (see "Annuity Options"). Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccounts selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by the Owner prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, Phoenix may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, Phoenix may also make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. The Owner may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary or later than the Contract anniversary nearest the Annuitant's 85th birthday, unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")



ANNUITY OPTIONS

    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be automatically applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity purchase rate. The purchase rate differs according to the payment option selected and the age of the Annuitant. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in Part 8 of the Contract and in the SAI.

    In lieu of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten-Year Period Certain" below), the Owner may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option.

    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity purchase rates, assumed investment return (for variable payment annuities) and the frequency of payments.


    Phoenix deducts a daily charge for mortality and expense risks from Contract Values held in the Subaccounts (see "Charges For Mortality and Expense Risks"). Therefore, electing Option K will result in a deduction being made even though Phoenix assumes no mortality risk under that option.

    OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a ten year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.


    OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

    OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor Annuitant.

    Under Option D, the joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the Contract.


    OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

    OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the elected period certain, the annuity income will continue to the named beneficiary until the end of the elected period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. A period certain of either 10 or 20 years may be chosen.


    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

    OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

    OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least 5 years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

    OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH TEN-YEAR
    PERIOD CERTAIN

    Unless another Annuity Option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied.


    OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH TEN-YEAR PERIOD CERTAIN

    Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are applied. Under Option J, the joint Annuitant must be named at the time the option is selected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40 as defined in the Contract.


    OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may request an unscheduled withdrawal representing part or all of the remaining Contract Value (less any applicable contingent deferred sales charge) at any time under Option K.

    OTHER OPTIONS AND RATES
    Phoenix may offer other annuity options at the Maturity Date of a Contract. In addition, in the event that current settlement rates for Contracts are more favorable than the applicable rates guaranteed under the Contract, the current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

    OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


    Generally, federal income tax requirements also provide that participants in qualified plans or IRAs must begin minimum distributions by April 1 of the year following the one in which they attain age 70 1/2. Participants in qualified plans, other than 5% Owners, may defer distribution until the later of actual retirement or April 1 of the year following the year they attain age 70 1/2. The distributions must be such that the full amount in the Contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions (LEDs). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for sales charges, even if the minimum distribution exceeds the 10% allowable amount (see "Sales Charges"). Also, any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of the greater of the minimum distribution and the 10% free available amount will be subject to any applicable sales charge.



PAYMENT UPON DEATH AFTER MATURITY DATE

    If an Owner who is also the Annuitant dies on or after the Maturity Date, except as may be otherwise provided under any supplementary Contract between the Owner and Phoenix, Phoenix will pay to the Owner's/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, Phoenix will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death.



VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE--A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed for trading on the following days: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.


ACCUMULATION UNIT VALUE--The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date.

NET INVESTMENT FACTOR--The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000. To determine the net investment rate for any valuation period for the funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, realized or unrealized, of the Subaccount for such valuation period is computed; (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administrative fee; and (c) the results of (a) as adjusted by (b) are divided by the aggregate Accumulation Unit Values in the Subaccount at the beginning of the valuation period.



MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of Contracts issued in connection with nontax-qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.


    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract (see "Surrenders or Withdrawals Prior to the Contract Maturity Date").


    In order to qualify for favorable tax treatment, Contracts issued in connection with tax-qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than Phoenix.



DEFERMENT OF PAYMENT

    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, payment of the value of any Accumulation Units may be postponed at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the Accumulation Units in the Subaccounts or (d) when a governmental body having jurisdiction over the Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



FREE LOOK PERIOD
    Phoenix may mail the Contract to the Owner or it may be delivered in person. An Owner may return a Contract for any reason within 10 days after its receipt and receive in cash the adjusted value of the initial purchase payment. (A longer free look period may be provided in the Contract Owner's state). The Owner may receive more or less than the initial payment depending on investment experience within the Subaccount during the free look period, unless the Contract was issued with a Temporary Money Market Allocation Amendment, in which case the initial purchase payment will be refunded.


    If the Contract Owner elects on the application to have the Temporary Money Market Allocation Amendment issued with the Contract, or resides in a state that requires the Contract to be issued with the Temporary Money Market Allocation Amendment, Phoenix temporarily allocates the initial purchase payment to the Money Market Subaccount. Under this Amendment, if the Contract Owner surrenders the Contract during the free look period, the initial purchase payment is refunded. At the expiration of the free look period, the value of the Accumulation Units held in the Money Market Subaccount is allocated among the available Subaccounts of the Account or the GIA in accordance with the Contract Owner's allocation instructions on the application.

    If the initial purchase payment, or any portion thereof, was allocated to the GIA, that payment (or portion) and any earned interest is refunded.


AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and/or state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.



SUBSTITUTION OF FUND SHARES

    Although Phoenix believes it to be unlikely, it is possible that in the judgment of its management, one or more of the Series of the Fund may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, Phoenix may seek to substitute the shares of another Series or the shares of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

    For information on a proposal currently pending regarding substitution of shares for the Templeton Money Market Series, see "Templeton Variable Products Series Fund -- Templeton Money Market Series."



OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.



FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The Contracts are designed for use by individuals in retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on Phoenix's tax status, on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon Phoenix's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service ("IRS"). Phoenix does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Fund, please see the accompanying prospectus for the Fund.



TAX STATUS

    Phoenix is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. Phoenix reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.



TAXATION OF ANNUITIES IN GENERAL

    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the units held under a Contract until some form of distribution is made under the Contract. However, in certain cases, the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned By Nonnatural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."


    1.  SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE.
        Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of purchase payments (premiums paid) by or on behalf of an individual under a Contract that is not excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable to the Contract Owner. The taxable portion is taxed as ordinary income in an amount equal to the value of the Contract or portion thereof that is pledged or assigned. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

    2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE.
        Upon receipt of a lump sum payment or an annuity payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the

    Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

        For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

        Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPO of that election.


    3. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.
        With respect to amounts surrendered or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code
    Section 72(t) relating to distributions from qualified retirement plans and to a special 25% penalty applicable specifically to SIMPLE IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Sec. 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


        If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) before the close of the period which is 5 years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. Separate tax withdrawal penalties apply to qualified contracts. (See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts.")



ADDITIONAL CONSIDERATIONS
    1. DISTRIBUTION-AT-DEATH RULES.

        In order to be treated as an annuity Contract, for federal income tax purposes, a Contract must provide the following two distribution rules: (A) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (B) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, and must commence within one
    (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity Contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and a Contract Owner should consult with a tax adviser.

       If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

        If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of nonspousal joint Contract Owners, the distribution will be required at the first death of the Contract Owners.

        If the Contract Owner or a joint Contract Owner dies on or after the Maturity Date, the remaining payments if any, under the Annuity Option selected will be made at least as rapidly as under the method distribution in effect at the time of death.

    2.  TRANSFER OF ANNUITY CONTRACTS.

        Transfers of nonqualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

    3.  CONTRACTS OWNED BY  NONNATURAL PERSONS.
       If the Contract is held by a nonnatural person (for example, a corporation), the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the nonnatural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan and in the case of an immediate annuity.


    4.  SECTION 1035 EXCHANGES.

        Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity Contract for another. A replacement Contract obtained in a tax-free exchange of Contracts succeeds to the status of the surrendered Contract. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985, in a Code Section 1035 exchange, are treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
     Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


    5.  MULTIPLE CONTRACTS

        Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


        The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION STANDARDS
    1.  DIVERSIFICATION REGULATIONS.

        To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Fund will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each quarter of a calendar year no more than 55% of the value of the assets of the Fund is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of the Fund as an asset of the Account, and each Series of the Fund is tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

        The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the Owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

        In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the

    Contract Owner being retroactively determined to be the owner of the assets of the Account.

        Due to the uncertainty in this area, Phoenix reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


        Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.


    2.  DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS.

        Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, the investments of the Phoenix qualified plan Contracts (i.e., the Fund) will be structured to comply with the diversification standards because the Fund serves as the investment vehicle for nonqualified Contracts as well as qualified plan Contracts.



QUALIFIED PLANS

    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-Sharing Plans and State Deferred Compensation plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) Tax-Sheltered Annuities arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 % income tax withholding. Mandatory withholding can only be avoided if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from Qualified Plans or TSAs but not IRAs, except a) distributions required under the Code; b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more; and (c) the portion of distributions not includable in gross income (i.e., return of after tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the tax rules governing Qualified Plans as a result of tax legislation enacted during the last several years including rules with respect to: maximum contributions; minimum, maximum and timing of distributions; antidiscrimination; and increasing the penalty tax on premature distributions. The following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

    1. TAX-SHELTERED ANNUITIES.
       Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of purchase payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


       For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (A) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (B) in the case of hardship. In the case of hardship, the amount distributable cannot include any income earned under the Contract.


       The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


       In addition, in order for certain types of contributions under a Code
    Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    2.  KEOGH PLANS.

        The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs," or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


    3.  INDIVIDUAL RETIREMENT ACCOUNTS.

        Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established.


    4.  CORPORATE PENSION AND PROFIT-SHARING PLANS.
        Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


        These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with corporate pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    5. DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS.
        Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax-exempt organizations the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

    6. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED
       CONTRACTS.
        In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-Sharing Plans), TSAs and IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

        Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


    7.  SEEK TAX ADVICE

        The above description of federal income tax consequences of the different types of qualified plans which may be funded by the Contracts offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the qualified plan.



SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The master servicer and distributor of the Contracts is W.S. Griffith & Co., Inc. ("WSG"). WSG is an indirect wholly-owned subsidiary of Phoenix. Contracts are sold through broker-dealers registered under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement with WSG and terms of agreement provided by Phoenix. For services it renders, Phoenix pays WSG or such other person if required under applicable law, an amount equal to 5.25% of the purchase payments under the Contracts. Phoenix, through WSG or such other person, generally pays dealers who sell Contracts an amount equal to 5% of the purchase payments under the Contracts. The amounts paid by Phoenix are not deducted from the purchase payments. Deductions for sales charges (as described under "Sales Charges") may be used to reimburse Phoenix for commission payments to broker-dealers.


STATE REGULATION
--------------------------------------------------------------------------------

    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policy of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished at least annually to an Owner.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Fund. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, Phoenix intends to vote the shares of the Fund at regular and special meetings of the shareholders of the Fund in accordance with instructions received from Owners of the Contracts.

    Phoenix currently intends to vote Fund shares attributable to any Phoenix assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit Phoenix to vote some or all shares of the Fund in its own right, it may elect to do so.


    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of the Fund; (2) ratification of the independent accountant for the Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of the Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter, pursuant to the requirements of the 1940 Act.

    The number of votes that a Contract Owner has the right to cast will be determined by applying the Contract Owner's percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which each Owner may give Phoenix instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of the Fund. Phoenix will furnish Owners with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



LITIGATION
--------------------------------------------------------------------------------
    Phoenix, the Account and WSG are not parties to any litigation that would have a material adverse effect upon the Account or the Contracts.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection to the Contracts described in this Prospectus.



STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The "Table of Contents" of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements


    Contract Owner inquiries and requests for a SAI should be directed to Phoenix Variable Products Mail Operations in writing at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at (800) 243-4840.

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT



    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit any interest in excess of 4% per year.


    Biweekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.


    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges").



IN GENERAL, ONE TRANSFER PER CONTRACT YEAR IS ALLOWED FROM THE GIA. THE AMOUNT WHICH CAN BE TRANSFERRED IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. UNDER THE SYSTEMATIC TRANSFER PROGRAM, TRANSFERS OF APPROXIMATELY EQUAL AMOUNTS MAY BE MADE OVER A MINIMUM 18-MONTH PERIOD. NONSYSTEMATIC TRANSFERS FROM THE GIA WILL BE EFFECTUATED ON THE DATE OF RECEIPT BY VPMO, UNLESS OTHERWISE REQUESTED BY THE CONTRACT OWNER.

APPENDIX B

DEDUCTIONS FOR STATE PREMIUM TAXES


QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS




                                                   UPON                  UPON                 NON-
                  STATE                          PURCHASE(1)         ANNUITIZATION         QUALIFIED             QUALIFIED
                                                 -----------         -------------         ---------             ---------

California..............................                                   X                 2.35%                 0.50%
D.C. ...................................                                   X                 2.25                  2.25
Kansas..................................                                   X                 2.00
Kentucky................................                                  X                  2.00                  2.00
Maine...................................                                   X                 2.00
Nevada..................................                                   X                 3.50
South Dakota............................              X                                      1.25
West Virginia...........................                                   X                 1.00                  1.00
Wyoming.................................                                   X                 1.00


NOTE: The above premium tax deduction rates are as of January 1, 1998. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretations.

        For an explanation of the assessment of premium taxes see "Deductions and Charges--Premium Tax."


(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     [VERSION A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford, Connecticut                                              P.O. Box 8027
                                                           Boston, MA 02266-8027


                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                VARIABLE ACCUMULATION DEFFERED ANNUITY CONTRACTS



                       STATEMENT OF ADDITIONAL INFORMATION


    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998 which is available without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address or at the above telephone number.



                                   May 1, 1998


                                -----------------
                                TABLE OF CONTENTS

                                                                        PAGE
Underwriter........................................................      B-2

Calculation of Yield and Return....................................      B-2

Calculation of Annuity Payments ...................................      B-3


Year 2000 Issue....................................................      B-4


Experts ...........................................................      B-4

Financial Statements...............................................      B-5

UNDERWRITER
--------------------------------------------------------------------------------

    The offering of Contracts is made on a continuous basis by Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Home Life Mutual Insurance Company ("Phoenix"). In 1995, 1996 and 1997, aggregate underwriting commissions paid to PEPCO on the sales of the Contracts were $27,332,540, $26,437,438 and $21,403,257, respectively, and retained $0.



CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk charges of 0.40% and 0.85%, respectively, are reflected.


    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, including the maximum annual administrative fee.

Example:

Money Market Subaccount


    The following is an example of this yield calculation for the Subaccount based on a seven-day period ending December 31, 1997.


Assumptions:


                                                                   CONTRACTS
                                                  CONTRACTS        ASSESSING
                                                  ASSESSING      .85% EXPENSE
                                                 .85% EXPENSE    CHARGE & .125%
                                                    CHARGE      DAILY ADMIN. FEE
                                                    ------      ----------------
Value of a hypothetical pre-existing
  account with exactly one
   unit at the beginning of the period:........    2.153665         1.090370
Value of the same account (excluding
  capital changes) at the
  end of the seven-day period .................    2.155028         1.091039
Calculation:
  Ending account value ........................    2.155028         1.091039
  Less beginning account value ................    2.153665         1.090370
  Net change in account value .................    0.001363         0.000669
Base period return:
  (adjusted change/beginning
  account value)...............................    0.000633         0.000614
  Current yield = return X (365/7) =...........       3.30%            3.20%
  Effective yield = [(1 + return)(365/7]) -1 =.       3.35%            3.25%


    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    The method of calculating yields described above for the Money Market Subaccount differs from the method used by the Subaccount prior to May 1, 1988. The denominator of the fraction used to calculate yield was, prior to May 1, 1988, the average unit value for the period calculated. That denominator was thereafter the unit value of the Subaccount on the last trading day of the period calculated.


    Calculation of Total Return. As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of units purchased by a hypothetical $1,000 investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least 10 years.



PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives by Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly,

Financial World, U.S. News and World Report, Standard & Poor's, The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield also may be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


    The manner in which total return and yield will be calculated is described above.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date will be automatically applied to provide a Variable Payment Life Annuity with Ten Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the Beneficiary.


    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, Phoenix shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. Phoenix also will have the right to change the annuity payment frequency to annually if the monthly annuity payment otherwise would be less than $20.

    Under the Variable Payment Life Annuity with Ten Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the Ten Year Period Certain starting with the date the first payment is due.


    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2000 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 4 1/2%. The actual payments will be based on the monthly payment rate Phoenix is using when the first payment is due. They will not be less than those shown in the Variable Income Table.


                              VARIABLE INCOME TABLE


    Minimum monthly payment rate for first payment for each $1,000 applied. Based on 4 1/2% assumed investment return.


           ADJUSTED AGE*         MALE            FEMALE
           -------------         ----            ------
                40               4.31             4.14
                45               4.51             4.28
                50               4.76             4.47
                55               5.09             4.73
                60               5.52             5.07
                65               6.10             5.53
                70               6.83             6.17
                75               7.69             7.00
                80               8.62             8.01
                85               9.46             9.04

     * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.

    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates Phoenix is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.

    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by Phoenix. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date.


    The assumed investment return of 4 1/2% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 4 1/2% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.


    No partial or full surrenders, withdrawals, transfers or additional purchase payments may be made with respect to any assets held under Variable Payment Options I and J. Although no transfers or additional purchase payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.


    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the Guaranteed Interest Account. For each Contract, the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table at 3 3/8% interest projected to 1985 at Projection Scale B. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

    --   upgrading systems with compliant versions;

    --   developing or acquiring new systems to replace those that are obsolete;

    --   and remediating existing systems by converting code or hardware.

    Based on current assessments, Phoenix expects to have its computer systems compliant by the end of 1998, with testing to continue through 1999. In addition, Phoenix is examining the status of its third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.



EXPERTS
--------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix and the financial statements of the Account have been audited by Price Waterhouse LLP, independent accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by the Account and Phoenix from time to time.


    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

PHOENIX HOME LIFE VARIABLE
ACCUMULATION ACCOUNT

FINANCIAL STATEMENTS
DECEMBER 31, 1997

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                           Money Market                               Growth
                                                           Sub-Account                             Sub-Account
                                                 VA1               VA2, VA3 & GSE         VA1                VA2, VA3 & GSE
                                                ---------------------------------      ------------------------------------
Assets
 Investments at cost .......................     $ 5,019,054      $ 69,089,150          $ 46,200,099      $ 922,712,674
                                                 ===========      ============          ============      =============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $ 5,019,054      $ 69,089,150          $ 69,409,173     $1,046,080,148
                                                 -----------      ------------          ------------     --------------
  Total assets .............................       5,019,054        69,089,150            69,409,173     1,046,080,148
Liabilities
 Accrued expenses to related party .........           5,137            73,589                58,212         1,092,201
                                                 -----------      ------------          ------------     --------------
Net assets .................................     $ 5,013,917      $ 69,015,561          $ 69,350,961     $1,044,987,947
                                                 ===========      ============          ============     ==============
Accumulation units outstanding .............       2,264,187        32,025,359             6,272,827        97,099,306
                                                 ===========      ============          ============     ==============
Unit value .................................     $  2.214444      $   2.155028          $  11.055774     $   10.762048
                                                 ===========      ============          ============     ==============

                                                   Multi-SectorFixed Income                  Strategic Allocation
                                                          Sub-Account                             Sub-Account
                                                     VA1         VA2, VA3 & GSE             VA1          VA2, VA3 & GSE
                                               --------------------------------       ---------------------------------
Assets
 Investments at cost .......................     $14,342,415     $114,371,746           $ 46,915,081     $ 267,348,851
                                               =============     =============        ==============     ==============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $14,745,786     $119,195,587           $ 60,845,819     $ 285,075,188
                                               -------------     -------------        --------------     --------------
  Total assets .............................      14,745,786      119,195,587             60,845,819       285,075,188
Liabilities
 Accrued expenses to related party .........          11,734          124,834                 51,065           298,486
                                               -------------     -------------        --------------     --------------
Net assets .................................     $14,734,052     $119,070,753           $ 60,794,754     $ 284,776,702
                                               =============     =============        ==============     ==============
Accumulation units outstanding .............       3,556,360       29,600,788             13,378,256        64,407,000
                                               =============     =============        ==============     ==============
Unit value .................................     $  4.143015     $   4.022553           $   4.544296     $    4.421518
                                               =============     =============        ==============     ==============

                                                        International                             Balanced
                                                         Sub-Account                             Sub-Account
                                                     VA1         VA2, VA3 & GSE             VA1          VA2, VA3 & GSE
                                               --------------------------------       ---------------------------------
Assets
 Investments at cost .......................     $ 3,970,237     $109,669,852           $  4,377,240     $ 174,140,856
                                               =============     =============        ==============     ==============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $ 5,378,870     $135,081,388           $  5,068,215     $ 191,831,547
                                               -------------     -------------        --------------     --------------
  Total assets .............................       5,378,870      135,081,388              5,068,215       191,831,547
Liabilities
 Accrued expenses to related party .........           4,471          141,297                  4,240           200,256
                                               -------------     -------------        --------------     --------------
Net assets .................................     $ 5,374,399     $134,940,091           $  5,063,975     $ 191,631,291
                                               =============     =============        ==============     ==============
Accumulation units outstanding .............       2,998,111       76,703,517              2,885,290       110,735,265
                                               =============     =============        ==============     ==============
Unit value .................................     $  1.792595     $   1.759243           $   1.755101     $    1.730535
                                               =============     =============        ==============     ==============


                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)



                                                           Real Estate                         Strategic Theme
                                                           Sub-Account                           Sub-Account
                                                 VA1              VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                --------------------------------      ----------------------------------
Assets
 Investments at cost .......................     $  625,379      $29,051,498           $  893,344      $ 28,221,496
                                                 ==========      ===========           ==========      ============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $  746,479      $36,762,905           $  929,744      $ 29,100,874
                                                 ----------      -----------           ----------      ------------
  Total assets .............................        746,479       36,762,905              929,744        29,100,874
Liabilities
 Accrued expenses to related party .........            600           37,733                  770            30,178
                                                 ----------      -----------           ----------      ------------
Net assets .................................     $  745,879      $36,725,172           $  928,974      $ 29,070,696
                                                 ==========      ===========           ==========      ============
Accumulation units outstanding .............        405,294       19,835,085              737,262        23,027,487
                                                 ==========      ===========           ==========      ============
Unit value .................................     $ 1.840367      $  1.851492           $ 1.259897      $   1.262435
                                                 ==========      ===========           ==========      ============

                                                      Aberdeen New Asia                      Enhanced Index
                                                         Sub-Account                           Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $  228,255     $ 9,704,820            $  603,498     $ 23,165,343
                                               ============     ============         ============     =============
 Investment in The Phoenix Edge Series
  Fund, at market ..........................     $  149,453     $ 6,364,247            $  611,880     $ 24,074,599
                                               ------------     ------------         ------------     -------------
  Total assets .............................        149,453       6,364,247               611,880       24,074,599
Liabilities
 Accrued expenses to related party .........            127           6,867                   336           24,603
                                               ------------     ------------         ------------     -------------
Net assets .................................     $  149,326     $ 6,357,380            $  611,544     $ 24,049,996
                                               ============     ============         ============     =============
Accumulation units outstanding .............        223,679       9,542,274               599,607       22,855,738
                                               ============     ============         ============     =============
Unit value .................................     $ 0.667590     $  0.666233            $ 1.019907     $   1.052252
                                               ============     ============         ============     =============

                                               Wanger International Small Cap             Wanger U.S. Small Cap
                                                         Sub-Account                           Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $2,402,583     $75,116,607            $5,028,680     $125,166,310
                                               ============     ============         ============     =============
 Investment in Wanger Advisors Trust,
  at market ................................     $2,578,445     $80,217,055            $7,212,993     $177,908,157
                                               ------------     ------------         ------------     -------------
  Total assets .............................      2,578,445      80,217,055             7,212,993      177,908,157
Liabilities
 Accrued expenses to related party .........          2,240          86,347                 6,043          184,487
                                               ------------     ------------         ------------     -------------
Net assets .................................     $2,576,205     $80,130,708            $7,206,950     $177,723,670
                                               ============     ============         ============     =============
Accumulation units outstanding .............      1,629,764      47,317,907             3,346,527       83,069,554
                                               ============     ============         ============     =============
Unit value .................................     $ 1.580723     $  1.693453            $ 2.153561     $   2.139447
                                               ============     ============         ============     =============


                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)



                                                         Templeton Stock                 Templeton Asset Allocation
                                                           Sub-Account                           Sub-Account
                                                 VA1              VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                --------------------------------      ----------------------------------
Assets
 Investments at cost .......................     $  120,043      $8,629,013            $  158,655      $4,623,697
                                                 ==========      ==========            ==========      ==========
 Investment in Templeton Variable Products
  Series Fund, at market ...................     $  123,570      $8,337,118            $  156,857      $4,582,681
                                                 ----------      ----------            ----------      ----------
  Total assets .............................        123,570       8,337,118               156,857       4,582,681
Liabilities
 Accrued expenses to related party .........            102           8,408                    98           4,709
                                                 ----------      ----------            ----------      ----------
Net assets .................................     $  123,468      $8,328,710            $  156,759      $4,577,972
                                                 ==========      ==========            ==========      ==========
Accumulation units outstanding .............        116,076       7,840,677               151,781       4,253,720
                                                 ==========      ==========            ==========      ==========
Unit value .................................     $ 1.063678      $ 1.062244            $ 1.032795      $ 1.076228
                                                 ==========      ==========            ==========      ==========

                                                    Templeton International           Templeton Developing Markets
                                                          Sub-Account                          Sub-Account
                                                    VA1         VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                               -------------------------------       -------------------------------
Assets
 Investments at cost .......................     $  140,017     $7,497,310             $  755,305     $4,087,410
                                               ============     ===========          ============     ===========
 Investment in Templeton Variable Products
  Series Fund, at market ...................     $  140,066     $7,439,740             $  486,099     $2,779,881
                                               ------------     -----------          ------------     -----------
  Total assets .............................        140,066      7,439,740                486,099      2,779,881
Liabilities
 Accrued expenses to related party .........            114          7,405                    416          2,913
                                               ------------     -----------          ------------     -----------
Net assets .................................     $  139,952     $7,432,335             $  485,683     $2,776,968
                                               ============     ===========          ============     ===========
Accumulation units outstanding .............        143,697      6,907,592                718,420      4,166,711
                                               ============     ===========          ============     ===========
Unit value .................................     $ 0.973941     $ 1.075966             $ 0.676043     $ 0.666465
                                               ============     ===========          ============     ===========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                               Money Market                           Growth
                                                                Sub-Account                        Sub-Account
                                                       VA1            VA2, VA3 & GSE       VA1             VA2, VA3 & GSE
                                                     -------------------------------     --------------------------------
Investment income
 Distributions ....................................   $  395,682      $ 3,795,830         $   431,569    $  6,229,740
Expenses
 Mortality and expense risk charges ...............       78,109          938,941             682,753      12,345,910
                                                      ----------      -----------         -----------    ------------
Net investment income (loss) ......................      317,573        2,856,889            (251,184)     (6,116,170)
                                                      ----------      -----------         -----------    ------------
Net realized gain (loss) from share
 transactions .....................................           --                (2)           651,146       2,194,161
Net realized gain distribution from Fund ..........           --              --           11,155,021     165,787,147
Net unrealized appreciation on investment .........           --              --              798,285      13,193,068
                                                      ----------      ------------        -----------    ------------
Net gain (loss) on investments ....................           --                (2)        12,604,452     181,174,376
                                                      ----------      -------------       -----------    ------------
Net increase in net assets resulting from
 operations .......................................   $  317,573      $ 2,856,887         $12,353,268    $175,058,206
                                                      ==========      ============        ===========    ============

                                                      Multi-Sector Fixed Income              Strategic Allocation
                                                             Sub-Account                          Sub-Account
                                                         VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                    -----------------------------      -------------------------------
Investment income
 Distributions ....................................   $  954,567   $ 7,814,656            $ 1,316,557   $  5,985,412
Expenses
 Mortality and expense risk charges ...............      128,992    1,335,980                 604,869      3,423,214
                                                    ------------   ---------------      -------------   -------------
Net investment income .............................      825,575    6,478,676                 711,688      2,562,198
                                                    ------------   ---------------      -------------   -------------
Net realized gain (loss) from share
 transactions .....................................     (114,675)      45,661               1,152,735      1,434,265
Net realized gain distribution from Fund ..........      358,955    2,981,441               7,558,808     35,271,441
Net unrealized appreciation on investment .........       46,689      273,117               1,401,855      8,778,795
                                                    ------------   ---------------      -------------   -------------
Net gain on investments ...........................      290,969    3,300,219              10,113,398     45,484,501
                                                    ------------   ---------------      -------------   -------------
Net increase in net assets resulting from
 operations .......................................   $1,116,544   $ 9,778,895            $10,825,086   $ 48,046,699
                                                    ============   ===============      =============   =============

                                                            International                         Balanced
                                                             Sub-Account                         Sub-Account
                                                         VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                    -----------------------------       ------------------------------
Investment income
 Distributions ....................................   $   79,328   $ 1,942,160            $   151,720   $  5,607,215
Expenses
 Mortality and expense risk charges ...............       56,646    1,727,387                  50,202      2,302,805
                                                    ------------   ---------------      -------------   -------------
Net investment income .............................       22,682      214,773                 101,518      3,304,410
                                                    ------------   ---------------      -------------   -------------
Net realized gain from share transactions .........       50,587      310,119                  36,243        462,770
Net realized gain distribution from Fund ..........      527,355   13,181,550                 572,569     21,416,090
Net unrealized appreciation (depreciation) on
 investment .......................................      (36,802)      81,967                  65,158      2,886,598
                                                    ------------   ---------------      -------------   -------------
Net gain on investments ...........................      541,140   13,573,636                 673,970     24,765,458
                                                    ------------   ---------------      -------------   -------------
Net increase in net assets resulting from
 operations .......................................   $  563,822   $13,788,409            $   775,488   $ 28,069,868
                                                    ============   ===============      =============   =============


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                 Real Estate                        Strategic Theme
                                                                 Sub-Account                          Sub-Account
                                                        VA1             VA2, VA3 & GSE         VA1             VA2, VA3 & GSE
                                                      --------------------------------     ----------------------------------
Investment income
 Distributions ....................................    $   20,482     $   939,742           $    3,428      $   101,220
Expenses
 Mortality and expense risk charges ...............         6,191         355,320                8,824          318,150
                                                       ----------     -----------           ------------   ------------
Net investment income (loss) ......................        14,291         584,422               (5,396)        (216,930)
                                                       ----------     -----------           -------------  ------------
Net realized gain (loss) from share
 transactions .....................................        (6,669)           (685)              11,994          334,455
Net realized gain distribution from Fund ..........        25,488       1,250,511              107,351        3,356,244
Net unrealized appreciation on investment .........        75,320       3,671,800               15,658          123,526
                                                       ----------     -----------           -------------  ------------
Net gain on investments ...........................        94,139       4,921,626              135,003        3,814,225
                                                       ----------     -----------           -------------  ------------
Net increase in net assets resulting from
 operations .......................................    $  108,430     $ 5,506,048           $  129,607      $ 3,597,295
                                                       ==========     ===========           =============  ============

                                                            Aberdeen New Asia                     Enhanced Index
                                                               Sub-Account                         Sub-Account(1)
                                                           VA1        VA2, VA3 & GSE            VA1        VA2, VA3 & GSE
                                                      ------------------------------       ------------------------------
Investment income
 Distributions ....................................    $    6,905     $   282,050           $    2,478     $   115,068
Expenses
 Mortality and expense risk charges ...............         3,442         111,674                1,094         115,796
                                                      -----------     -----------          --------------  ------------
Net investment income (loss) ......................         3,463         170,376                1,384            (728)
                                                      -----------     -----------          --------------  ------------
Net realized gain (loss) from share
 transactions .....................................       (26,265)       (114,892)               1,253         (14,528)
Net realized gain distribution from Fund ..........           209           5,129                2,333         108,299
Net unrealized appreciation (depreciation) on
 investment .......................................       (77,025)     (3,327,944)               8,382         909,255
                                                      -----------     -----------          --------------  ------------
Net gain (loss) on investments ....................      (103,081)     (3,437,707)              11,968       1,003,026
                                                      -----------     -----------          --------------  ------------
Net increase (decrease) in net assets resulting
 from operations ..................................    $  (99,618)    $(3,267,331)          $   13,352     $ 1,002,298
                                                      ===========     ===========          ==============  ============

                                                      Wanger International Small Cap           Wanger U.S. Small Cap
                                                               Sub-Account                           Sub-Account
                                                           VA1        VA2, VA3 & GSE            VA1        VA2, VA3 & GSE
                                                      ------------------------------      -------------------------------
Investment income
 Distributions ....................................    $   70,714     $ 1,809,722           $  119,907     $ 2,573,295
Expenses
 Mortality and expense risk charges ...............        29,899       1,054,042               65,016       1,748,958
                                                      -----------     -----------          --------------  ------------
Net investment income .............................        40,815         755,680               54,891         824,337
                                                      -----------     -----------          --------------  ------------
Net realized gain (loss) from share
 transactions .....................................        (9,521)       (186,359)             233,219          (4,456)
Net unrealized appreciation (depreciation) on
 investment .......................................      (101,297)     (3,451,230)           1,370,089      33,929,801
                                                      -----------     -----------          --------------  ------------
Net gain (loss) on investments ....................      (110,818)     (3,637,589)           1,603,308      33,925,345
                                                      -----------     -----------          --------------  ------------
Net increase (decrease) in net assets resulting
 from operations ..................................    $  (70,003)    $(2,881,909)          $1,658,199     $34,749,682
                                                      ===========     ===========          ==============  ============

(1) From inception July 15, 1997 to December 31, 1997

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997
                                  (Continued)


                                                              Templeton Stock                Templeton Asset Allocation
                                                               Sub-Account(1)                      Sub-Account(2)
                                                        VA1           VA2, VA3 & GSE         VA1              VA2, VA3 & GSE
                                                      ------------------------------      ----------------------------------
Investment income
 Distributions ....................................    $     --     $      --              $       --     $        --
Expenses
 Mortality and expense risk charges ...............       2,266        38,328                     388          23,633
                                                       ----------   -------------          ------------   -------------
Net investment loss ...............................      (2,266)      (38,328)                   (388)        (23,633)
                                                       -----------  -------------          -------------  -------------
Net realized gain (loss) from share
 transactions .....................................      (2,763)        1,765                     251          (4,016)
Net unrealized appreciation (depreciation) on
 investment .......................................       3,527      (291,895)                 (1,799)        (41,016)
                                                       -----------  -------------          -------------  -------------
Net gain (loss) on investments ....................         764      (290,130)                 (1,548)        (45,032)
                                                       -----------  -------------          -------------  -------------
Net decrease in net assets resulting from
 operations .......................................    $ (1,502)    $(328,458)             $   (1,936)    $   (68,665)
                                                       ===========  =============          =============  =============

                                                         TempletonInternational           Templeton Developing Markets
                                                              Sub-Account(3)                     Sub-Account(4)
                                                          VA1       VA2, VA3 & GSE            VA1         VA2, VA3 & GSE
                                                      ----------------------------      -----------------------------------
Investment income
 Distributions ....................................    $     --     $      --              $       --     $        --
Expenses
 Mortality and expense risk charges ...............         349        30,846                   2,574          19,956
                                                      ------------  -------------        ---------------  -------------
Net investment loss ...............................        (349)      (30,846)                 (2,574)        (19,956)
                                                      ------------  -------------        ---------------  -------------
Net realized loss from share transactions .........        (534)      (30,517)                   (628)        (31,490)
Net unrealized appreciation (depreciation) on
 investment .......................................          49       (57,570)               (269,206)     (1,307,529)
                                                      ------------  -------------        ---------------  -------------
Net loss on investments ...........................        (485)      (88,087)               (269,834)     (1,339,019)
                                                      ------------  -------------        ---------------  -------------
Net decrease in net assets resulting from
 operations .......................................    $   (834)    $(118,933)             $ (272,408)    $(1,358,975)
                                                      ============  =============        ===============  =============

(1) From inception May 1, 1997 to December 31, 1997
(2) From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3) From inception July 2, 1997 to December 31, 1997 and May 5, 1997 to December 31, 1997, respectively
(4) From inception May 15, 1997 to December 31, 1997 and May 1, 1997 to December 31, 1997, respectively

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                              Money Market                           Growth
                                                              Sub-Account                         Sub-Account
                                                     VA1             VA2, VA3 & GSE      VA1             VA2, VA3 & GSE
                                                   --------------------------------     -------------------------------
From operations
 Net investment income (loss) ...................  $    317,573     $  2,856,889        $   (251,184)    $   (6,116,170)
 Net realized gain (loss) .......................            --                (2)        11,806,167        167,981,308
 Net unrealized appreciation ....................            --              --              798,285         13,193,068
                                                   ------------     -------------       ------------     --------------
 Net increase in net assets resulting from
  operations ....................................       317,573       2,856,887           12,353,268        175,058,206
                                                   ------------     -------------       ------------     --------------
From accumulation unit transactions
 Participant deposits ...........................       364,949      43,216,873              828,029         54,522,216
 Participant transfers ..........................       509,575     (41,860,606)          (1,448,045)       (16,461,926)
 Participant withdrawals ........................    (3,535,453)    (19,277,995)          (8,920,648)       (75,994,916)
                                                   ------------     -------------       ------------     --------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (2,660,929)    (17,921,728)          (9,540,664)       (37,934,626)
                                                   ------------     -------------       ------------     --------------
 Net increase (decrease) in net assets ..........    (2,343,356)    (15,064,841)           2,812,604        137,123,580
Net assets
 Beginning of period ............................     7,357,273      84,080,402           66,538,357        907,864,367
                                                   ------------     -------------       ------------     --------------
 End of period ..................................  $  5,013,917     $ 69,015,561        $ 69,350,961    $1,044,987,947
                                                   ============     =============       ============    ===============


                                                             Multi-Sector
                                                             Fixed Income
                                                             Sub-Account
                                                    VA1           VA2, VA3 & GSE
                                                   -------------------------------
From operations
 Net investment income (loss) ...................  $    825,575   $  6,478,676
 Net realized gain (loss) .......................       244,280      3,027,102
 Net unrealized appreciation ....................        46,689        273,117
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     1,116,544      9,778,895
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       105,706      8,961,354
 Participant transfers ..........................        97,090      9,514,532
 Participant withdrawals ........................    (2,060,231)    (8,597,924)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (1,857,435)     9,877,962
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........      (740,891)    19,656,857
Net assets
 Beginning of period ............................    15,474,943     99,413,896
                                                   ------------   ------------
 End of period ..................................  $ 14,734,052   $119,070,753
                                                   ============   ============


                                                       Strategic Allocation                    International
                                                           Sub-Account                          Sub-Account
                                                        VA1       VA2, VA3 & GSE             VA1       VA2, VA3 & GSE
                                                 -------------------------------        ------------------------------
From operations
 Net investment income ..........................  $    711,688    $  2,562,198         $     22,682    $      214,773
 Net realized gain ..............................     8,711,543     36,705,706               577,942        13,491,669
 Net unrealized appreciation (depreciation) .....     1,401,855      8,778,795               (36,802)           81,967
                                                  -------------   ---------------       ------------   ----------------
 Net increase in net assets resulting from
  operations ....................................    10,825,086     48,046,699               563,822        13,788,409
                                                  -------------   ---------------       ------------   ----------------
From accumulation unit transactions
 Participant deposits ...........................     1,144,584     12,806,385               195,241         7,443,575
 Participant transfers ..........................    (3,215,988)   (13,007,386)             (280,514)       (3,359,763)
 Participant withdrawals ........................    (6,275,860)   (22,249,083)             (495,643)      (10,964,815)
                                                  -------------   ---------------       ------------   ----------------
 Net decrease in net assets resulting from
   participant transactions .....................    (8,347,264)   (22,450,084)             (580,916)       (6,881,003)
                                                  -------------   ---------------       ------------   ----------------
 Net increase (decrease) in net assets ..........     2,477,822     25,596,615               (17,094)        6,907,406
Net assets
 Beginning of period ............................    58,316,932    259,180,087             5,391,493       128,032,685
                                                  -------------   ---------------       ------------   ----------------
 End of period ..................................  $ 60,794,754    $284,776,702         $  5,374,399    $  134,940,091
                                                  =============   ===============       ============   ================


                                                            Balanced
                                                           Sub-Account
                                                        VA1       VA2, VA3 & GSE
                                                   -----------------------------
From operations
 Net investment income ..........................  $    101,518   $  3,304,410
 Net realized gain ..............................       608,812     21,878,860
 Net unrealized appreciation (depreciation) .....        65,158      2,886,598
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       775,488     28,069,868
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................        29,263      7,431,032
 Participant transfers ..........................      (105,010)    (3,701,822)
 Participant withdrawals ........................      (552,520)   (16,324,265)
                                                   ------------   ------------
 Net decrease in net assets resulting from
   participant transactions .....................      (628,267)   (12,595,055)
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........       147,221     15,474,813
Net assets
 Beginning of period ............................     4,916,754    176,156,478
                                                   ------------   ------------
 End of period ..................................  $  5,063,975   $191,631,291
                                                   ============   ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                            Real Estate                    Strategic Theme
                                                            Sub-Account                      Sub-Account
                                                    VA1          VA2, VA3 & GSE     VA1          VA2, VA3 & GSE
                                                   -----------------------------    -----------------------------
From operations
 Net investment income (loss) ...................  $  14,291   $   584,422          $   (5,396)  $  (216,930)
 Net realized gain (loss) .......................     18,819     1,249,826             119,345     3,690,699
 Net unrealized appreciation (depreciation) .....     75,320     3,671,800              15,658       123,526
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets
  resulting from operations .....................    108,430     5,506,048             129,607     3,597,295
                                                   ----------- -----------          ----------   -----------
From accumulation unit transactions
 Participant deposits ...........................     39,982     4,865,141              28,393     4,877,862
 Participant transfers ..........................    400,830     9,067,768             269,989     5,604,657
 Participant withdrawals ........................    (90,794)   (2,087,042)           (173,003)   (3,893,147)
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    350,018    11,845,867             125,379     6,589,372
                                                   ----------- -----------          ----------   -----------
 Net increase (decrease) in net assets ..........    458,448    17,351,915             254,986    10,186,667
Net assets
 Beginning of period ............................    287,431    19,373,257             673,988    18,884,029
                                                   ----------- -----------          ----------   -----------
 End of period ..................................  $ 745,879   $36,725,172          $  928,974   $29,070,696
                                                   =========== ===========          ==========   ===========


                                                         Aberdeen New Asia
                                                            Sub-Account
                                                        VA1      VA2, VA3 & GSE
                                                  ------------------------------
From operations
 Net investment income (loss) ...................  $    3,463   $    170,376
 Net realized gain (loss) .......................     (26,056)      (109,763)
 Net unrealized appreciation (depreciation) .....     (77,025)    (3,327,944)
                                                   ----------   ------------
 Net increase (decrease) in net assets
  resulting from operations .....................     (99,618)    (3,267,331)
                                                   ----------   ------------
From accumulation unit transactions
 Participant deposits ...........................      14,600      1,539,143
 Participant transfers ..........................    (107,286)       396,202
 Participant withdrawals ........................     (52,465)      (419,327)
                                                   ----------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (145,151)     1,516,018
                                                   ----------   ------------
 Net increase (decrease) in net assets ..........    (244,769)    (1,751,313)
Net assets
 Beginning of period ............................     394,095      8,108,693
                                                   ----------   ------------
 End of period ..................................  $  149,326   $  6,357,380
                                                   ==========   ============


                                                        Enhanced Index             Wanger International Small Cap
                                                        Sub-Account(1)                      Sub-Account
                                                      VA1      VA2, VA3 & GSE          VA1       VA2, VA3 & GSE
                                                  ---------------------------     -------------------------------
From operations
 Net investment gain (loss) .....................  $   1,384   $      (728)         $   40,815   $   755,680
 Net realized gain (loss) .......................      3,586        93,771              (9,521)     (186,359)
 Net unrealized appreciation (depreciation) .....      8,382       909,255            (101,297)   (3,451,230)
                                                  ------------ -----------        ------------   -----------
 Net increase (decrease) in net assets
  resulting from operations .....................     13,352     1,002,298             (70,003)   (2,881,909)
                                                  ------------ -----------        ------------   -----------
From accumulation unit transactions
 Participant deposits ...........................         --    16,296,893              98,602    12,346,480
 Participant transfers ..........................    617,780     6,831,680             370,333     9,272,247
 Participant withdrawals ........................    (19,588)      (80,875)           (467,094)   (4,420,824)
                                                  ------------ -----------        ------------   -----------
 Net increase in net assets resulting
  from participant transactions .................    598,192    23,047,698               1,841    17,197,903
                                                  ------------ -----------        ------------   -----------
 Net increase (decrease) in net assets ..........    611,544    24,049,996             (68,162)   14,315,994
Net assets
 Beginning of period ............................         --            --           2,644,367    65,814,714
                                                  ------------ -----------        ------------   -----------
 End of period ..................................  $ 611,544   $24,049,996          $2,576,205   $80,130,708
                                                  ============ ===========        ============   ===========


                                                      Wanger U.S. Small Cap
                                                          Sub-Account
                                                       VA1      VA2, VA3 & GSE
                                                  ----------------------------
From operations
 Net investment gain (loss) .....................  $   54,891   $    824,337
 Net realized gain (loss) .......................     233,219         (4,456)
 Net unrealized appreciation (depreciation) .....   1,370,089     33,929,801
                                                  -----------   ------------
 Net increase (decrease) in net assets
  resulting from operations .....................   1,658,199     34,749,682
                                                  -----------   ------------
From accumulation unit transactions
 Participant deposits ...........................     226,132     18,307,137
 Participant transfers ..........................   1,421,314     32,938,503
 Participant withdrawals ........................    (951,778)    (6,387,812)
                                                  -----------   ------------
 Net increase in net assets resulting
  from participant transactions .................     695,668     44,857,828
                                                  -----------   ------------
 Net increase (decrease) in net assets ..........   2,353,867     79,607,510
Net assets
 Beginning of period ............................   4,853,083     98,116,160
                                                  -----------   ------------
 End of period ..................................  $7,206,950   $177,723,670
                                                  ===========   ============

(1) From inception July 15, 1997 to December 31, 1997


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)



                                                               Templeton Stock               Templeton Asset Allocation
                                                                Sub-Account(1)                      Sub-Account(2)
                                                        VA1           VA2, VA3 & GSE         VA1           VA2, VA3 & GSE
                                                       ------------------------------      --------------------------------
From operations
 Net investment loss ..............................    $   (2,266)    $  (38,328)          $     (388)    $  (23,633)
 Net realized gain (loss) .........................        (2,763)         1,765                  251         (4,016)
 Net unrealized appreciation (depreciation) .......         3,527       (291,895)              (1,799)       (41,016)
                                                       ------------- -------------         ------------- --------------
 Net decrease in net assets resulting
  from operations .................................        (1,502)      (328,458)              (1,936)       (68,665)
                                                       ------------- -------------         ------------- --------------
From accumulation unit transactions
 Participant deposits .............................        13,373      2,559,783                1,844      1,407,620
 Participant transfers ............................       214,990      6,188,689              156,708      3,270,467
 Participant withdrawals ..........................      (103,393)       (91,304)                 143        (31,450)
                                                       ------------- -------------         ------------- --------------
 Net increase in net assets resulting
  from participant transactions ...................       124,970      8,657,168              158,695      4,646,637
                                                       ------------- -------------         ------------- --------------
 Net increase in net assets .......................       123,468      8,328,710              156,759      4,577,972
Net assets
 Beginning of period ..............................            --             --                   --             --
                                                       ------------- -------------         ------------- --------------
 End of period ....................................    $  123,468     $8,328,710           $  156,759     $4,577,972
                                                       ============= =============         ============= ==============

                                                         Templeton International           Templeton Developing Markets
                                                              Sub-Account(3)                       Sub-Account(4)
                                                          VA1        VA2, VA3 & GSE           VA1        VA2, VA3 & GSE
                                                      -----------------------------       --------------------------------
From operations
 Net investment loss ..............................    $     (349)   $  (30,846)           $   (2,574)   $  (19,956)
 Net realized loss ................................          (534)      (30,517)                 (628)      (31,490)
 Net unrealized appreciation (depreciation) .......            49       (57,570)             (269,206)   (1,307,529)
                                                      -------------- -------------        -------------- --------------
 Net decrease in net assets resulting
  from operations .................................          (834)     (118,933)             (272,408)   (1,358,975)
                                                      -------------- -------------        -------------- --------------
From accumulation unit transactions
 Participant deposits .............................         1,844     1,675,418                30,844     1,194,747
 Participant transfers ............................       154,862     5,935,831               727,845     3,007,872
 Participant withdrawals ..........................       (15,920)      (59,981)                 (598)      (66,676)
                                                      -------------- -------------        -------------- --------------
 Net increase in net assets resulting
  from participant transactions ...................       140,786     7,551,268               758,091     4,135,943
                                                      -------------- -------------        -------------- --------------
 Net increase in net assets .......................       139,952     7,432,335               485,683     2,776,968
Net assets
 Beginning of period ..............................            --            --                    --            --
                                                      -------------- -------------        -------------- --------------
 End of period ....................................    $  139,952    $7,432,335            $  485,683    $2,776,968
                                                      ============== =============        ============== ==============

(1) From inception May 1, 1997 to December 31, 1997
(2) From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3) From inception July 2, 1997 to December 31, 1997 and May 5, 1997 to December 31, 1997, respectively
(4) From inception May 15, 1997 to December 31, 1997 and May 1, 1997 to December 31, 1997, respectively

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                             Money Market                          Growth
                                                             Sub-Account                        Sub-Account
                                                    VA1            VA2, VA3 & GSE      VA1            VA2, VA3 & GSE
                                                   -------------------------------    -------------------------------
From operations
 Net investment income (loss) ...................  $    315,546   $  2,669,182        $    (40,837)  $ (2,437,516)
 Net realized gain ..............................            --             --           4,949,627     61,339,837
 Net unrealized appreciation (depreciation) .....            --             --           2,358,935     31,685,702
                                                   ------------   ------------        ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       315,546      2,669,182           7,267,725     90,588,023
                                                   ------------   ------------        ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       413,122     62,414,283           1,163,841     98,787,397
 Participant transfers ..........................     2,086,813    (38,766,038)         (3,027,275)    (9,399,903)
 Participant withdrawals ........................    (2,528,258)   (16,292,176)         (6,317,461)   (35,720,970)
                                                   ------------   ------------        ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......       (28,323)     7,356,069          (8,180,895)    53,666,524
                                                   ------------   ------------        ------------   ------------
 Net increase (decrease) in net assets ..........       287,223     10,025,251            (913,170)   144,254,547
Net assets
 Beginning of period ............................     7,070,050     74,055,151          67,451,527    763,609,820
                                                   ------------   ------------        ------------   ------------
 End of period ..................................  $  7,357,273   $ 84,080,402        $ 66,538,357   $907,864,367
                                                   ============   ============        ============   ============


                                                             Multi-Sector
                                                             Fixed Income
                                                             Sub-Account
                                                    VA1            VA2, VA3 & GSE
                                                   -------------------------------
From operations
 Net investment income (loss) ...................  $    853,597   $  5,657,923
 Net realized gain ..............................     1,001,417      2,949,781
 Net unrealized appreciation (depreciation) .....      (396,876)       940,530
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     1,458,138      9,548,234
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       265,897     12,251,810
 Participant transfers ..........................       (34,417)       544,623
 Participant withdrawals ........................    (1,143,820)    (7,038,518)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......      (912,340)     5,757,915
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........       545,798     15,306,149
Net assets
 Beginning of period ............................    14,929,145     84,107,747
                                                   ------------   ------------
 End of period ..................................  $ 15,474,943   $ 99,413,896
                                                   ============   ============


                                                      Strategic Allocation                   International
                                                           Sub-Account                        Sub-Account
                                                        VA1       VA2, VA3 & GSE           VA1       VA2, VA3 & GSE
                                                  ------------------------------      -----------------------------
From operations
 Net investment income ..........................  $    706,749   $  2,395,211        $     23,532   $    313,994
 Net realized gain ..............................     4,196,303     16,710,729             185,841      3,004,462
 Net unrealized appreciation (depreciation) .....      (264,359)       143,413             649,224     15,512,070
                                                  -------------   ------------        ------------   ------------
 Net increase in net assets resulting from
  operations ....................................     4,638,693     19,249,353             858,597     18,830,526
                                                  -------------   ------------        ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................       921,673     21,807,365             123,786      9,967,892
 Participant transfers ..........................    (4,520,404)   (17,991,179)           (238,308)      (340,043)
 Participant withdrawals ........................    (6,234,965)   (15,780,165)           (527,123)    (7,580,723)
                                                  -------------   ------------        ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (9,833,696)   (11,963,979)           (641,645)     2,047,126
                                                  -------------   ------------        ------------   ------------
 Net increase (decrease) in net assets ..........    (5,195,003)     7,285,374             216,952     20,877,652
Net assets
 Beginning of period ............................    63,511,935    251,894,713           5,174,541    107,155,033
                                                  -------------   ------------        ------------   ------------
 End of period ..................................  $ 58,316,932   $259,180,087        $  5,391,493   $128,032,685
                                                  =============   ============        ============   ============


                                                            Balanced
                                                           Sub-Account
                                                        VA1       VA2, VA3 & GSE
                                                   -----------------------------
From operations
 Net investment income ..........................  $     88,622   $  2,669,801
 Net realized gain ..............................       490,865     16,125,136
 Net unrealized appreciation (depreciation) .....      (130,224)    (3,383,807)
                                                   ------------   ------------
 Net increase in net assets resulting from
  operations ....................................       449,263     15,411,130
                                                   ------------   ------------
From accumulation unit transactions
 Participant deposits ...........................        69,850     13,546,555
 Participant transfers ..........................      (770,120)   (12,855,150)
 Participant withdrawals ........................      (362,102)   (12,633,674)
                                                   ------------   ------------
 Net increase (decrease) in net assets
  resulting from participant transactions .......    (1,062,372)   (11,942,269)
                                                   ------------   ------------
 Net increase (decrease) in net assets ..........      (613,109)     3,468,861
Net assets
 Beginning of period ............................     5,529,863    172,687,617
                                                   ------------   ------------
 End of period ..................................  $  4,916,754   $176,156,478
                                                   ============   ============


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)



                                                       Real Estate
                                                       Sub-Account
                                               VA1           VA2, VA3 & GSE
                                              -----------------------------
From operations
 Net investment income (loss) ..............  $    3,849   $   337,675
 Net realized gain (loss) ..................       3,375       210,469
 Net unrealized appreciation (depreciation)       42,397     3,218,688
                                              ----------   -----------
 Net increase (decrease) in net assets
  resulting from operations ................      49,621     3,766,832
                                              ----------   -----------
From accumulation unit transactions
 Participant deposits ......................      21,937     1,419,253
 Participant transfers .....................     203,153     6,126,595
 Participant withdrawals ...................     (26,582)     (127,550)
                                              ----------   -----------
 Net increase in net assets resulting
  from participant transactions ............     198,508     7,418,298
                                              ----------   -----------
 Net increase in net assets ................     248,129    11,185,130
Net assets
 Beginning of period .......................      39,302     8,188,127
                                              ----------   -----------
 End of period .............................  $  287,431   $19,373,257
                                              ==========   ===========


                                                     Strategic Theme               Aberdeen New Asia
                                                      Sub-Account(1)                Sub-Account(2)
                                               VA1           VA2, VA3 & GSE   VA1         VA2, VA3 & GSE
                                              -----------------------------   --------------------------
From operations
 Net investment income (loss) ..............  $     (888)  $   (75,570)        $  1,058     $   18,632
 Net realized gain (loss) ..................       1,447       131,998              (15)         1,853
 Net unrealized appreciation (depreciation)       20,742       755,902           (1,776)       (12,629)
                                              ----------   -----------         --------     ----------
 Net increase (decrease) in net assets
  resulting from operations ................      21,301       812,330             (733)         7,856
                                              ----------   -----------         --------     ----------
From accumulation unit transactions
 Participant deposits ......................      97,264    11,116,071               --        744,784
 Participant transfers .....................     557,249     7,104,135          396,531      7,370,328
 Participant withdrawals ...................      (1,826)     (148,507)          (1,703)       (14,275)
                                              ----------   -----------         --------     ----------
 Net increase in net assets resulting
  from participant transactions ............     652,687    18,071,699          394,828      8,100,837
                                              ----------   -----------         --------     ----------
 Net increase in net assets ................     673,988    18,884,029          394,095      8,108,693
Net assets
 Beginning of period .......................          --            --               --             --
                                              ----------   -----------         --------     ----------
 End of period .............................  $  673,988   $18,884,029         $394,095     $8,108,693
                                              ==========   ===========         ========     ==========


                                           Wanger International Small Cap       Wanger U.S. Small Cap
                                                    Sub-Account                       Sub-Account
                                                  VA1     VA2, VA3 & GSE          VA1      VA2, VA3 & GSE
                                            ----------------------------     ----------------------------
From operations
 Net investment loss .......................  $  (14,135)  $  (442,757)       $  (28,850)  $  (652,459)
 Net realized gain (loss) ..................        (734)       (2,372)            1,581       (31,819)
 Net unrealized appreciation ...............     258,110     7,549,473           790,450    18,432,196
                                             -----------   -----------       -----------   -----------
 Net increase in net assets resulting
  from operations ..........................     243,241     7,104,344           763,181    17,747,918
                                             -----------   -----------       -----------   -----------
From accumulation unit transactions
 Participant deposits ......................     234,155    15,960,884           269,408    20,013,816
 Participant transfers .....................   2,018,521    33,617,187         3,368,454    42,773,428
 Participant withdrawals ...................     (92,790)   (1,194,205)          (80,915)   (2,113,335)
                                             -----------   -----------       -----------   -----------
 Net increase in net assets resulting
  from participant transactions ............   2,159,886    48,383,866         3,556,947    60,673,909
                                             -----------   -----------       -----------   -----------
 Net increase in net assets ................   2,403,127    55,488,210         4,320,128    78,421,827
Net assets
 Beginning of period .......................     241,240    10,326,504           532,955    19,694,333
                                             -----------   -----------       -----------   -----------
 End of period .............................  $2,644,367   $65,814,714        $4,853,083   $98,116,160
                                             ===========   ===========       ===========   ===========


(1) From inception February 7, 1996 to December 31, 1996
(2) From inception September 29, 1996 to December 31, 1996

                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

     Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The account is organized as a unit investment trust and currently consists of sixteen Sub-accounts and invests in corresponding series of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans. The Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation (formerly Total Return), International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Research Enhanced Index ("Enhanced Index"), Wanger International Small Cap, Wanger U.S. Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International and Templeton Developing Markets Sub-accounts are subdivided into two pools designated "VA1" and "VA2, VA3 & GSE". VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract.

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. Wanger International Small Cap and Wanger U.S. Small Cap invest primarily in securities of companies with a stock market capitalization of less than $1 billion. The Templeton Stock Fund invests primarily in common stocks issued by companies, large and small, in various nations throughout the world. The Templeton Asset Allocation Fund invests in stocks of companies in any nation, debt obligations of companies and governments of any nation, and money market instruments. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States, and the Templeton Developing Markets Fund invests primarily in equity securities of issuers in countries having developing markets. Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account (of the General Account of Phoenix) through participant transfers.


Note 2--Significant Accounting Policies


A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds
     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


                                                             VA1                          VA2, VA3 & GSE
                                               -------------------------------   --------------------------------
Sub-Account                                       Purchases          Sales          Purchases          Sales
--------------------------------------------   --------------   --------------   --------------   ---------------
The Phoenix Edge Series Fund:
 Money Market ..............................    $19,996,117      $22,341,049      $ 93,490,661     $108,568,592
 Growth ....................................     15,291,803       13,928,303       207,948,090       86,097,141
 Multi-Sector Fixed Income .................     10,878,333       11,552,201        35,121,140       15,762,659
 Strategic Allocation ......................      9,871,470        9,947,388        46,613,050       31,208,725
 International .............................      1,454,621        1,485,532        27,431,757       20,907,393
 Balanced ..................................      1,753,005        1,707,168        33,422,434       21,284,514
 Real Estate ...............................        787,062          396,881        23,362,457        9,662,722
 Strategic Theme ...........................        416,089          188,554        16,448,618        6,709,849
 Aberdeen New Asia .........................         75,826          217,508         4,439,217        2,749,148
 Enhanced Index ............................        684,560           82,315        24,075,329          895,458
Wanger Advisors Trust:
 Wanger International Small Cap ............      1,292,513        1,249,765        30,149,821       12,177,091
 Wanger U.S. Small Cap .....................      7,680,502        6,927,839        57,651,650       11,883,138
The Templeton Variable Products Series Fund:
 Stock .....................................      1,459,381        1,336,575         9,033,866          406,617
 Asset Allocation ..........................        219,501           61,096         4,976,725          349,013
 International .............................        156,161           15,611        14,241,802        6,713,975
 Developing Markets ........................        793,940           38,007         4,863,661          744,761

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)


                                                               Sub-Account
                                              ---------------------------------------------
                                                   Money                      Multi-Sector
                                                   Market         Growth      Fixed Income
                                              --------------- -------------- --------------
VA1
Units outstanding, beginning of period ......      3,459,902     7,215,152      4,114,438
Participant deposits ........................        168,431        79,829         27,284
Participant transfers .......................        254,663      (138,633)       (38,579)
Participant withdrawals .....................     (1,618,809)     (883,521)      (546,783)
                                                ------------     ---------      ---------
Units outstanding, end of period ............      2,264,187     6,272,827      3,556,360
                                                ============     =========      =========
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......     38,882,041    96,119,114     26,225,650
Participant deposits ........................     18,950,015     4,746,443      2,169,432
Participant transfers .......................    (18,930,004)   (1,586,367)     2,421,404
Participant withdrawals .....................     (8,158,027)   (7,004,369)    (2,194,740)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     30,744,025    92,274,821     28,621,746
                                              ==============    ==========   ============
Group Strategic Edge:
Units outstanding, beginning of period ......      1,648,109     4,764,103        853,737
Participant deposits ........................        884,757       773,620        222,330
Participant transfers .......................        246,873       (96,723)         4,397
Participant withdrawals .....................     (1,498,405)     (616,515)      (101,422)
                                              --------------    ----------   ------------
Units outstanding, end of period ............      1,281,334     4,824,485        979,042
                                              ==============    ==========   ============

                                                                Sub-Account
                                              ------------------------------------------------
                                                 Strategic
                                                 Allocation     International      Balanced
                                              --------------- ---------------- ---------------
VA1
Units outstanding, beginning of period ......    15,340,867      3,336,546          3,271,238
Participant deposits ........................       277,021        111,485             18,644
Participant transfers .......................      (777,021)      (174,788)           (55,482)
Participant withdrawals .....................    (1,462,611)      (275,132)          (349,110)
                                                 ----------      ---------          ---------
Units outstanding, end of period ............    13,378,256      2,998,111          2,885,290
                                                 ==========      =========          =========
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......    68,322,391     78,251,534        115,814,646
Participant deposits ........................     2,717,555      3,504,973          4,252,236
Participant transfers .......................    (3,025,586)    (1,835,577)        (2,354,537)
Participant withdrawals .....................    (5,266,187)    (5,941,863)        (9,470,746)
                                                 ----------   ------------      -------------
Units outstanding, end of period ............    62,748,173     73,979,067        108,241,599
                                                 ==========   ============      =============
Group Strategic Edge:
Units outstanding, beginning of period ......     1,578,300      2,283,782          2,757,385
Participant deposits ........................       382,242        903,361            458,018
Participant transfers .......................      (109,082)       102,317            (66,357)
Participant withdrawals .....................      (192,633)      (565,010)          (655,380)
                                                 ----------   ------------      -------------
Units outstanding, end of period ............     1,658,827      2,724,450          2,493,666
                                                 ==========   ============      =============


                                                               Sub-Account
                                              ---------------------------------------------
                                                                Strategic       Aberdeen
                                              Real Estate         Theme        New  Asia
                                              ---------------  -----------   --------------
VA1
Units outstanding, beginning of period ......     188,753          620,567      395,033
Participant deposits ........................      24,734           23,596       14,646
Participant transfers .......................     248,681          232,163     (130,783)
Participant withdrawals .....................     (56,874)        (139,064)     (55,217)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     405,294          737,262      223,679
                                              ==============    ==========   ============
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......  12,357,449       17,000,975    8,107,984
Participant deposits ........................   2,390,217        3,873,006    1,403,501
Participant transfers .......................   5,291,355        4,644,302      172,592
Participant withdrawals .....................  (1,096,877)      (3,103,649)    (389,355)
                                              --------------    ----------   ------------
Units outstanding, end of period ............  18,942,144       22,414,634    9,294,722
                                              ==============    ==========   ============
Group Strategic Edge:
Units outstanding, beginning of period ......     256,752          310,442       16,747
Participant deposits ........................     613,730          289,130      222,982
Participant transfers .......................     142,121           56,860       55,208
Participant withdrawals .....................    (119,662)         (43,579)     (47,385)
                                              --------------    ----------   ------------
Units outstanding, end of period ............     892,941          612,853      247,552
                                              ==============    ==========   ============

                                                                Sub-Account
                                               -----------------------------------------------
                                                                   Wanger
                                                 Enhanced      International     Wanger U.S.
                                                   Index         Small Cap        Small Cap
                                               -------------  ---------------- ---------------
VA1
Units outstanding, beginning of period ......            --    1,632,016          2,887,671
Participant deposits ........................            --       58,352            123,068
Participant transfers .......................       619,106      214,743            820,968
Participant withdrawals .....................       (19,499)    (275,347)          (485,180)
                                              -------------   ------------     --------------
Units outstanding, end of period ............       599,607    1,629,764          3,346,527
                                              =============   ============     ==============
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period ......            --   37,110,120         57,510,326
Participant deposits ........................    15,742,750    5,800,556          8,601,492
Participant transfers .......................     6,781,144    4,900,906         17,253,115
Participant withdrawals .....................       (68,499)  (2,199,391)        (3,162,263)
                                              -------------   ------------     --------------
Units outstanding, end of period ............    22,455,395   45,612,191         80,202,670
                                              =============   ============     ==============
Group Strategic Edge:
Units outstanding, beginning of period ......            --      710,006          1,113,171
Participant deposits ........................       265,778    1,016,690          1,311,822
Participant transfers .......................       134,611      173,049            664,751
Participant withdrawals .....................           (46)    (194,029)          (222,860)
                                              -------------   ------------     --------------
Units outstanding, end of period ............       400,343    1,705,716          2,866,884
                                              =============   ============     ==============

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units) (continued)


                                                                       Templeton                          Templeton
                                                     Templeton           Asset           Templeton        Developing
                                                       Stock          Allocation       International       Markets
                                                   -------------   ----------------   ---------------   -------------
VA1
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................        11,992           1,734               1,824           31,155
Participant transfers ..........................       194,767         150,051             157,030          687,893
Participant withdrawals ........................       (90,683)               (4)          (15,157)            (628)
                                                       -------         ----------          -------          -------
Units outstanding, end of period ...............       116,076         151,781             143,697          718,420
                                                       =======         =========           =======          =======
VA2, VA3
Big Edge Plus:
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................     2,095,065        1,220,247          1,225,309        1,094,099
Participant transfers ..........................     5,554,846        2,988,103          5,359,434        2,955,129
Participant withdrawals ........................      (108,965)         (75,391)           (35,917)        (106,062)
                                                     ---------        ----------         ---------        ---------
Units outstanding, end of period ...............     7,540,946        4,132,959          6,548,826        3,943,166
                                                     =========        ==========         =========        =========
Group Strategic Edge:
Units outstanding, beginning of period .........            --              --                  --               --
Participant deposits ...........................       239,925         105,145             285,384          229,331
Participant transfers ..........................        91,425          18,233              94,565           19,690
Participant withdrawals ........................       (31,619)         (2,617)            (21,183)         (25,476)
                                                     ---------        ----------         ---------        ---------
Units outstanding, end of period ...............       299,731         120,761             358,766          223,545
                                                     =========        ==========         =========        =========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions
     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Sub-Accounts designated VA1 the daily equivalent of 0.40% on an annual basis of the current value of the Sub-Account's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Sub-Accounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

     As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1997 aggregated $1,424,769 and are funded by and included in participant withdrawals.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,437,213 for the year ended December 31, 1997.

Note 6--Distribution of Net Income
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements
     Under the provisions of Section 817(h) of the Internal Revenue Code ("the Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS




Price Waterhouse LLP                                  [LOGO]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Accumulation Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account, Wanger U.S. Small Cap Sub-Account, Templeton Stock Sub-Account, Templeton Asset Allocation Sub-Account, Templeton International Sub-Account and Templeton Developing Markets Sub-Account (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP


Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants ..........................................B-25

Consolidated Balance Sheet at December 31, 1997 and 1996 ...................B-26

Consolidated Statement of Income and Equity for the Years Ended
  December 31, 1997, 1996 and 1995 .........................................B-27

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1997, 1996 and 1995 ..........................................B-28

Notes to Consolidated Financial Statements ............................B-29-B-55

                              One Financial Plaza         Telephone 860 240 2000
                              Hartford, CT 06103


[LOGO] PRICE WATERHOUSE LLP                               [LOGO]





                        REPORT OF INDEPENDENT ACCOUNTANTS


February 11, 1998

To the Board of Directors
 and Policyholders of
 Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                            DECEMBER 31,
                                                                                    1997                1996
                                                                                           (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $         1,554,905  $        1,555,685
Available-for-sale debt securities, at fair value                                     5,659,061           4,895,393
Equity securities, at fair value                                                        373,388             235,351
Mortgage loans                                                                          927,501             947,076
Real estate                                                                             321,757             410,945
Policy loans                                                                          1,986,728           1,667,784
Other invested assets                                                                   262,675             218,119
Short-term investments                                                                1,078,276             164,967
                                                                              ------------------   -----------------
Total investments                                                                    12,164,291          10,095,320

Cash and cash equivalents                                                               159,307             172,895
Accrued investment income                                                               149,566             135,475
Deferred policy acquisition costs                                                     1,038,407             926,274
Premiums, accounts and notes receivable                                                  99,468              79,354
Reinsurance recoverables                                                                 66,649              46,251
Property and equipment, net                                                             156,190             137,231
Goodwill and other intangible assets, net                                               541,499             313,507
Other assets                                                                             61,087             134,589
Separate account assets                                                               4,082,255           3,412,152
                                                                              ------------------   -----------------
Total assets                                                                $        18,518,719  $       15,453,048
                                                                              ==================   =================

LIABILITIES
Policy liabilities and accruals                                             $        11,334,014  $        9,462,039
Securities sold subject to repurchase agreements                                        137,473
Other indebtedness                                                                      471,085             490,430
Deferred income taxes                                                                   143,821              61,934
Other liabilities                                                                       585,467             499,940
Separate account liabilities                                                          4,082,255           3,412,152
                                                                              ------------------   -----------------
Total liabilities                                                                    16,754,115          13,926,495

Contingent liabilities (Note 17)

MINORITY INTEREST IN NET ASSETS OF CONSOLIDATED SUBSIDIARIES                            136,514             129,084

POLICYHOLDERS' EQUITY                                                                 1,628,090           1,397,469
                                                                              ------------------   -----------------
Total liabilities and policyholders' equity                                 $        18,518,719  $       15,453,048
                                                                              ==================   =================


        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                  1997               1996              1995
                                                                                                (IN THOUSANDS)
REVENUES
Premiums                                                             $       1,640,606  $       1,518,822  $      1,456,875
Insurance and investment product fees                                          468,030            421,058           324,459
Net investment income                                                          736,874            689,890           662,468
Net realized investment gains                                                  142,770             95,265            74,738
                                                                       ---------------    ---------------    --------------
 Total revenues                                                              2,988,280          2,725,035         2,518,540
                                                                       ---------------    ---------------    --------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                         1,633,633          1,529,573         1,471,030
Policyholder dividends                                                         343,725            311,739           289,469
Policy acquisition expenses                                                    248,726            242,363           221,339
Other operating expenses                                                       531,597            452,399           419,231
                                                                       ---------------    ---------------    --------------
  Total benefits, losses and expenses                                        2,757,681          2,536,074         2,401,069
                                                                       ---------------    ---------------    --------------

OPERATING INCOME                                                               230,599            188,961           117,471

NON-OPERATING INCOME
Gain on merger transactions                                                                                          40,580
                                                                       ---------------    ---------------    --------------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                               230,599            188,961           158,051

Income taxes                                                                    57,069             79,331            43,352
                                                                       ---------------    ---------------    --------------

INCOME BEFORE MINORITY INTEREST                                                173,530            109,630           114,699

Minority interest in net income of consolidated subsidiaries                     8,882              8,902               950
                                                                       ---------------    ---------------    --------------

NET INCOME                                                                     164,648            100,728           113,749
Change in net unrealized investment gains, net of income taxes                  65,973             15,154            99,518
                                                                       ---------------    ---------------    --------------

INCREASE IN POLICYHOLDERS' EQUITY                                              230,621            115,882           213,267
POLICYHOLDERS' EQUITY, BEGINNING OF YEAR                                     1,397,469          1,281,587         1,068,320
                                                                       ---------------    ---------------    --------------

POLICYHOLDERS' EQUITY, END OF YEAR                                   $       1,628,090 $        1,397,469 $       1,281,587
                                                                       ===============    ===============    ==============




        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         1997                 1996                1995
                                                                                         (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                      $        164,648 $             100,728  $         113,749

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                           (142,770)              (95,265)           (74,738)
  Net gain on mergers                                                                                               (40,580)
  Amortization and depreciation                                             90,565                64,870             58,912
  Deferred income taxes (benefit)                                            2,555                14,774            (16,236)
  (Increase) decrease in receivables                                       (49,172)                5,955            (30,130)
  Increase in deferred policy acquisition costs                            (48,860)              (61,985)           (26,370)
  Increase in policy liabilities and accruals                              512,476               559,724            537,919
  Increase (decrease) in other assets/other liabilities, net                44,269               (66,337)            95,880
  Other, net                                                                 5,832                  (652)             4,203
                                                                     --------------     -----------------     --------------
    Net cash provided by operating activities                              579,543               521,812            622,609
                                                                     --------------     -----------------     --------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from maturities or repayments of
     available-for-sale debt securities                                  1,187,943             1,348,809          1,145,146
  Proceeds from maturities or repayments of
     held-to-maturity debt securities                                      217,302               118,596            143,773
  Proceeds from disposals of equity securities                              51,373               382,359            329,104
  Proceeds from mortgage loan maturities or repayments                     164,213               151,760            186,172
  Proceeds from sale of other invested assets                              218,874               127,440            148,546
  Purchase of available-for-sale debt securities                        (1,689,479)           (1,909,086)        (1,614,387)
  Purchase of held-to-maturity debt securities                            (225,722)             (385,321)          (247,354)
  Purchase of equity securities                                            (88,573)             (215,104)          (282,488)
  Purchase of subsidiaries                                                (246,400)
  Purchase of mortgage loans                                              (140,831)             (200,683)           (93,097)
  Purchase of other invested assets                                        (90,593)             (157,077)           (73,482)
  Change in short term investments, net                                     58,384               110,503           (166,445)
  Increase in policy loans                                                 (59,699)              (49,912)           (32,387)
  Capital expenditures                                                     (41,504)               (3,543)           (18,449)
  Other investing activities, net                                           (1,750)               (5,898)           (12,704)
                                                                     --------------     -----------------     --------------
    Net cash used for investing activities                                (686,462)             (687,157)          (588,052)
                                                                     --------------     -----------------     --------------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
     net of deposits and interest credited                                 (17,902)               (6,301)          (154,100)
  Proceeds from securities sold subject to
     repurchase agreements                                                 137,472
  Proceeds from borrowings                                                 215,359               226,082            177,922
  Repayment of borrowings                                                 (234,703)               (2,400)           (12,726)
  Dividends paid to minority shareholders                                   (6,895)               (6,245)           (31,215)
                                                                     --------------     -----------------     --------------
    Net cash provided by (used for) financing activities                    93,331               211,136            (20,119)
                                                                     --------------     -----------------     --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                    (13,588)               45,791             14,438

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               172,895               127,104            112,666
                                                                     --------------     -----------------     --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                            $        159,307  $            172,895  $         127,104
                                                                     ==============     =================     ==============

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                        $         76,167  $             76,157  $          33,399
    Interest paid on indebtedness                                 $         32,300  $             19,214  $           8,100



        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services, insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. See Note 10 for segment information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has at least a 20% interest or those where Phoenix has significant influence are reported on the equity basis.

     These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 amounts to conform with the 1997 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in policyholders' equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in policyholders' equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

     Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Other invested assets (primarily partnership interests) are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a separate component of policyholders' equity, net of deferred income taxes and deferred policy acquisition costs.

     FINANCIAL INSTRUMENTS

     In the normal course of business, Phoenix enters into transactions involving various types of financial instruments, including debt, investments such as debt securities, mortgage loans and equity securities, and off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, and interest rate swaps. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

     For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

     Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDERS' DIVIDENDS

     Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

     INCOME TAXES

     Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for the years ended December 31, 1997, 1996 and 1995. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

     As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

3.   SIGNIFICANT TRANSACTIONS

     CONFEDERATION LIFE

     On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The difference of $141.3 million was recorded as deferred acquisition costs.

     PHOENIX DUFF & PHELPS CORPORATION

     On September 3, 1997, Phoenix Duff & Phelps acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. Pasadena Capital manages $6.3 billion in assets, primarily individual accounts.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     On July 17, 1997, Phoenix Duff & Phelps acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management. Seneca Capital Management manages $4.2 billion in assets.

     Effective January 1, 1995, the money management businesses of Phoenix were completely transferred to Phoenix Securities Group, Inc. an indirect wholly-owned subsidiary. Phoenix Securities Group entered into contracts to manage the investments of the general and separate accounts of Phoenix. On November 1, 1995, Phoenix, through its subsidiary, PM Holdings, Inc., merged Phoenix Securities Group into Duff & Phelps Corporation, forming Phoenix Duff & Phelps Corporation. The transaction was accounted for as a reverse merger with the purchase accounting method applied to Duff & Phelps' assets and liabilities. The purchase price was $190.7 million and Phoenix Duff & Phelps recorded $93.1 million of goodwill, which is being amortized over forty years using the straight-line method. PM Holdings owns approximately 60% of the outstanding Phoenix Duff & Phelps common stock. In addition, PM Holdings owns 45% of Phoenix Duff & Phelps' series A convertible exchangeable preferred stock. PM Holdings recognized a non-operating, non-cash, tax free gain on this transaction of $36.9 million resulting from the realization of the appreciation of the stock exchanged which is included in the gain on merger transactions in the Consolidated Statement of Income and Equity.

     SURPLUS NOTES

     On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as debt in the Consolidated Balance Sheet.

     The notes were issued in accordance with Section 1307 of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

     The notes were issued pursuant to Rule 144A under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

     ABERDEEN ASSET MANAGEMENT PLC

     On March 25, 1996, Phoenix purchased common shares of Aberdeen Asset Management PLC, a Scottish asset management firm for $26.4 million. Phoenix transferred these shares to PM Holding in 1996. As of December 31, 1997, PM Holdings owned 10% of Aberdeen Asset Management's outstanding common stock. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

     In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 11% of Aberdeen Asset Management's then outstanding common stock. The note is classified as equity securities in the Consolidated Balance Sheet.

     In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Duff & Phelps and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT AND EQUITY SECURITIES

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                            GROSS               GROSS
                                                     AMORTIZED            UNREALIZED          UNREALIZED             FAIR
                                                       COST                 GAINS               LOSSES               VALUE
                                                                                  (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds          $           11,041     $            569  $               (8) $            11,602
Foreign government bonds                                    3,032                   15                (115)               2,932
Corporate securities                                    1,521,033              103,267              (2,042)           1,622,258
Mortgage-backed securities                                 19,799                  949                                   20,748
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 1,554,905              104,800              (2,165)           1,657,540
                                                  ----------------      ---------------     ---------------     ----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                          501,190               25,020                (636)             525,574
State and political subdivision bonds                     474,123               32,896              (3,477)             503,542
Foreign government bonds                                  248,831               26,303              (5,992)             269,142
Corporate securities                                    1,384,503               97,943              (4,403)           1,478,043
Mortgage-backed securities                              2,786,278               99,785              (3,303)           2,882,760
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 5,394,925              281,947             (17,811)           5,659,061
                                                  ----------------      ---------------     ---------------     ----------------

  TOTAL DEBT SECURITIES                        $        6,949,830  $           386,747  $          (19,976) $         7,316,601
                                                  ================      ===============     ===============     ================

EQUITY SECURITIES                              $          195,717  $           190,669  $          (12,998) $           373,388
                                                  ================      ===============     ===============     ================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1996 were as follows:

                                                                           GROSS                 GROSS
                                                 AMORTIZED               UNREALIZED            UNREALIZED                FAIR
                                                    COST                   GAINS                 LOSSES                 VALUE
                                                                                 (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds     $             11,685      $                5    $             (375)    $           11,315
Corporate securities                                 1,525,999                  61,692               (13,405)             1,574,286
Mortgage-backed securities                              18,001                   1,037                   (15)                19,023
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              1,555,685                  62,734               (13,795)             1,604,624
                                              -----------------       -----------------     -----------------      -----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                       561,017                  13,970                (1,610)               573,377
State and political subdivision bonds                  406,679                  13,831                (1,154)               419,356
Foreign government bonds                               174,298                  31,441                (1,457)               204,282
Corporate securities                                 1,092,163                  70,432                (7,968)             1,154,627
Mortgage-backed securities                           2,509,232                  60,321               (25,802)             2,543,751
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              4,743,389                 189,995               (37,991)             4,895,393
                                              -----------------       -----------------     -----------------      -----------------

  TOTAL DEBT SECURITIES                   $          6,299,074      $          252,729    $          (51,786)    $        6,500,017
                                              =================       =================     =================      =================

EQUITY SECURITIES                         $            137,907      $          100,258    $           (2,814)    $          235,351
                                              =================       =================     =================      =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1997 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.


                                                            HELD-TO-MATURITY                           AVAILABLE-FOR-SALE
                                                     AMORTIZED               FAIR               AMORTIZED               FAIR
                                                       COST                  VALUE                COST                  VALUE
                                                                                  (IN THOUSANDS)

Due in one year or less                         $         113,850     $         116,684  $            78,768  $             79,054
Due after one year through five years                     477,101               499,155              329,529               347,240
Due after five years through ten years                    625,518               670,597              651,878               683,747
Due after ten years                                       318,637               350,357            1,548,472             1,666,260
Mortgage-backed securities                                 19,799                20,747            2,786,278             2,882,760
                                                  ----------------      ----------------     ----------------      ----------------

Total                                           $       1,554,905     $       1,657,540  $         5,394,925  $          5,659,061
                                                  ================      ================     ================      ================


     Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                     DECEMBER 31,
                                               1997               1996
                                                    (IN THOUSANDS)

Planned amortization class              $        554,425  $         618,953
Asset-backed                                     594,128            490,018
Mezzanine                                        328,539            322,812
Commercial                                       556,155            413,571
Sequential pay                                   680,397            552,512
Pass through                                     132,522            105,282
Other                                             56,393             58,604
                                           --------------     --------------

Total mortgage-backed securities        $      2,902,559  $       2,561,752
                                           ==============     ==============


     Phoenix had 30% and 37% at December 31, 1997 and 1996, respectively, in planned amortization class and mezzanine mortgage-backed securities which have reasonably predictable cash flows and a relatively high degree of prepayment protection.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MORTGAGE LOANS AND REAL ESTATE

     Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

     Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                          MORTGAGE LOANS                        REAL ESTATE
                                           DECEMBER 31,                         DECEMBER 31,
                                    1997               1996               1997               1996
                                          (IN THOUSANDS)                       (IN THOUSANDS)
PROPERTY TYPE:
Office buildings            $         246,500    $       251,526  $         180,743     $      246,644
Retail                                231,886            257,721            108,907            121,813
Apartment buildings                   303,990            241,286             20,560             26,286
Industrial buildings                  162,008            197,013             39,810             56,134
Other                                  18,917             47,929                238              7,577
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============

GEOGRAPHIC REGION:
Northeast                   $         222,975    $       260,146 $           92,513     $      103,761
Southeast                             257,376            261,957             85,781            110,746
North central                         189,163            158,902             63,751             86,070
South central                          79,092             57,507             58,954             85,532
West                                  214,695            256,963             49,259             72,345
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============


     At December 31, 1997, scheduled mortgage loan maturities were as follows:
     1998 - $151 million; 1999 - $88 million; 2000 - $97 million; 2001 - $92 million; 2002 - $41 million; and $494 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $8.6 million and $28.9 million of its mortgage loans during 1997 and 1996, respectively, based on terms which differed from those granted to new borrowers.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT VALUATION ALLOWANCES

     Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:


                          BALANCE AT                                                    BALANCE AT
                          JANUARY 1,        ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                       (IN THOUSANDS)
1997
Mortgage loans         $        48,399   $               6,731  $        (19,330) $              35,800
Real estate                     47,509                   4,201           (23,209)                28,501
                         --------------    --------------------   ---------------   --------------------
Total                  $        95,908   $              10,932  $        (42,539) $              64,301
                         ==============    ====================   ===============   ====================

1996
Mortgage loans         $        65,807   $               7,640  $        (25,048) $              48,399
Real estate                     83,755                   2,526           (38,772)                47,509
                         --------------    --------------------   ---------------   --------------------
Total                  $       149,562   $              10,166  $        (63,820) $              95,908
                         ==============    ====================   ===============   ====================


     NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

     The net carrying values of non-income producing mortgage loans were $7.0 million and $4.5 million at December 31, 1997 and 1996, respectively. There were no non-income producing bonds at December 31, 1997 or 1996.

     INTEREST RATE SWAPS

     Phoenix enters into interest rate swap agreements, generally having maturities of seven years or less, to hedge certain variable rate investment income streams matched against fixed rate liability streams. The notional amounts of these investments were $272.9 million and $73.1 million at December 31, 1997 and 1996, respectively. Average received and average paid rates were 7.00% and 6.63% for 1997.

     These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged. Management of Phoenix considers the likelihood of any material loss on interest rate swaps to be remote.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER INVESTED ASSETS

     Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:


                                                                          DECEMBER 31,
                                                                     1997             1996
                                                                         (IN THOUSANDS)

Venture capital equity partnerships                            $       88,228    $      66,284
Transportation and equipment leases                                    59,111           46,950
Investment in Aberdeen Asset Management                                32,817           29,980
Investment in Beutel, Goodman & Co. Ltd.                               31,214           34,541
Seed money in separate accounts                                        41,297           35,747
Other                                                                  10,008            4,617
                                                                 -------------     ------------

Total other invested assets                                    $      262,675    $     218,119
                                                                 =============     ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                       1997             1996              1995

                                                   (in thousands)
Debt securities                   $     509,702    $     469,713    $      437,521
Equity securities                         4,277            4,689             1,787
Mortgage loans                           85,662           84,318            92,283
Policy loans                            122,562          117,742           115,055
Real estate                              18,939           21,799            20,910
Other invested assets                      (415)             332               871
Short-term investments                   18,768           18,688            21,974
                                    ------------     ------------     -------------

Sub-total                               759,495          717,281           690,401
Less investment expenses                 22,621           27,391            27,933
                                    ------------     ------------     -------------

Net investment income             $     736,874    $     689,890    $      662,468
                                    ============     ============     =============


     Investment income of $.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1997. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

     The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million and $61.5 million at December 31, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $5.3 million, $3.1 million and $6.6 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income was $3.8 million, $5.2 million and $6.4 million in 1997, 1996 and 1995, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Unrealized gains and losses on investments carried at fair value for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                   (IN THOUSANDS)

Debt securities                               $       112,194   $           (70,986)  $        476,352
Equity securities                                      74,547                40,803             24,527
Deferred policy acquisition costs                     (77,985)               51,528           (341,836)
Deferred income taxes                                  38,064                 7,432             55,692
Other (Note 9)                                         (4,719)                1,241             (3,833)
                                                --------------    ------------------    ---------------

Net unrealized investment gains               $        65,973   $            15,154   $         99,518
                                                ==============    ==================    ===============


     Realized investment gains and losses for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                  (IN THOUSANDS)

Debt securities                               $        19,315   $           (10,476)  $          8,080
Equity securities                                      26,290                59,794             29,276
Mortgage loans                                          3,805                 2,628               (262)
Real estate                                            44,668                24,711             20,535
Other invested assets                                  48,692                18,608             17,109
                                                --------------    ------------------    ---------------
                                                      142,770                95,265             74,738
Income taxes                                           49,970                33,343             26,158
                                                --------------    ------------------    ---------------

Net realized investment gains after taxes     $        92,800   $            61,922   $         48,580
                                                ==============    ==================    ===============


     The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                               1997                1996                 1995
                                                              (IN THOUSANDS)

     Proceeds from disposals           $     1,206,744   $         1,348,809   $      1,145,146
     Gross gains on sales              $        48,100   $            17,429   $         27,980
     Gross losses on sales             $        28,785   $            27,905   $         19,900

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill and other intangible assets were as follows:


                                                  DECEMBER 31,
                                              1997            1996
                                                 (IN THOUSANDS)

Goodwill                                 $     387,517   $     231,135
Investment management contracts                167,788          56,700
Client listings                                 45,441          41,410
Non-compete covenants                            5,000           5,000
Intangible asset related to
  pension plan benefits                         18,032          19,835
Other                                            1,499           1,220
                                           ------------    ------------
                                               625,277         355,300

Accumulated amortization                       (83,778)        (41,793)
                                           ------------    ------------

Total                                    $     541,499   $     313,507
                                           ============    ============


     Phoenix Duff & Phelps' amounts included above were as follows:


                                                   DECEMBER 31,
                                              1997            1996
                                                  (IN THOUSANDS)

Goodwill                                 $     321,932   $     179,406
Investment management contracts                167,788          56,700
Non-compete covenants                            5,000           5,000
Other                                            1,220           1,220
                                           ------------    ------------
                                               495,940         242,326

Accumulated amortization                       (27,579)        (13,198)
                                           ------------    ------------

Total                                    $     468,361   $     229,128
                                           ============    ============


     In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income and Equity.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     EQUITY SECURITIES

     Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     MORTGAGE LOANS

     Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 175 and 450 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT CONTRACTS

     In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

     The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

     Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

     DEBT

     The carrying value of debt reported on the balance sheet approximates fair value.

     The estimated fair values of the financial instruments as of December 31, were as follows:


                                                             1997                                    1996
                                                  CARRYING              FAIR              CARRYING             FAIR
                                                   VALUE                VALUE               VALUE              VALUE
                                                                             (IN THOUSANDS)
Financial assets:
Cash and cash equivalents                   $         159,307  $           159,307  $         172,895  $         172,895
Short-term investments                              1,078,276            1,078,276            164,967            164,967
Debt securities                                     7,213,966            7,316,601          6,451,078          6,500,017
Equity securities                                     373,388              373,388            235,351            235,351
Mortgage loans                                        927,501              956,041            947,076            986,900
Policy loans                                        1,986,728            2,104,704          1,667,784          1,645,899
                                               ---------------     ----------------     --------------     --------------
Total financial assets                      $      11,739,166  $        11,988,317  $       9,639,151  $       9,706,029
                                               ===============     ================     ==============     ==============

Financial liabilities:
Policy liabilities                          $         902,200  $           902,200  $         875,200  $         875,100
Securities sold subject to repurchase
  agreements                                          137,473              137,473
Other indebtedness                                    471,085              471,085            490,430            490,430
                                               ---------------     ----------------     --------------     --------------
Total financial liabilities                 $       1,510,758  $         1,510,758  $       1,365,630  $       1,365,530
                                               ===============     ================     ==============     ==============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OTHER INDEBTEDNESS


                                             DECEMBER 31,
                                        1997             1996
                                            (IN THOUSANDS)


 Short-term debt                 $        15,539  $        12,455
 Bank borrowings                         263,732          280,845
 Notes payable                            14,632           19,522
 Surplus notes                           175,000          175,000
 Secured debt                              2,182            2,608
                                     ------------     ------------

 Total other indebtedness        $       471,085  $       490,430
                                     ============     ============


     Phoenix has various lines of credit established with major commercial banks. As of December 31, 1997, Phoenix had outstanding balances totaling $264.5 million. The total unused credit was $145.3 million. Interest rates ranged from 5.42% to 6.63% in 1997.

     On November 25, 1996, Phoenix issued $175 million of surplus notes (See
     Note 3).

     Maturities of other indebtedness are as follows: 1998 - $15.5 million; 1999
     - $55 million; 2000 - $4 million; 2001 - $29 million; 2002 - $192 million;
     2003 and thereafter - $175.5 million.

     Interest expense was $32.5 million, $18.0 million and $7.7 million for the years ended December 31, 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     A summary of income taxes (benefits) in the Consolidated Statement of Income and Equity for the year ended December 31, was as follows:


                           1997          1996            1995
                                       (IN THOUSANDS)

 Income taxes
   Current           $      54,514  $     59,673  $        59,590
   Deferred                  2,555        19,658          (16,238)
                        -----------    ----------     ------------

 Total               $      57,069  $     79,331  $        43,352
                        ===========    ==========     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):


                                                    1997                   1996                  1995
                                                                  %                     %                      %

Income tax expense at statutory rate          $       80,710      35  $      66,136     35  $      55,318      35
Non-taxable gain on Phoenix Duff &
    Phelps merger                                                                                 (14,203)     (9)
Dividend received deduction and
  tax-exempt interest                                 (2,513)     (1)        (2,107)    (1)          (623)
Other, net                                            (8,017)     (4)         2,736      1          2,860       1
                                                 ------------   -----   ------------  -----   ------------   -----
                                                      70,180      30         66,765     35         43,352      27
 Differential earnings (equity tax)                  (13,111)     (5)        12,566      7
                                                 ------------   -----   ------------  -----   ------------   -----

Income taxes                                  $       57,069      25  $      79,331     42  $      43,352      27
                                                 ============   =====   ============  =====   ============   =====

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:


                                                              DECEMBER 31,
                                                         1997              1996
                                                             (IN THOUSANDS)

Deferred policy acquisition costs                 $       303,500  $        220,135
Unearned premium/deferred revenue                        (139,817)         (131,513)
Impairment reserves                                       (26,102)          (43,331)
Pension and other postretirement benefits                 (56,643)          (58,230)
Investments                                                77,202            50,219
Future policyholder benefits                             (140,980)          (37,904)
Other                                                      45,053            15,633
                                                     -------------     -------------
                                                           62,213            15,009
Net unrealized investment gains                            84,134            48,320
Minimum pension liability                                  (2,526)           (1,395)
Foreign tax credit                                                           (1,109)
                                                     -------------     -------------

Deferred income tax liability, net
  before valuation allowance                              143,821            60,825

Valuation allowance                                                           1,109
                                                     -------------     -------------

Deferred income tax liability, net                $       143,821  $         61,934
                                                     =============     =============


     Gross deferred income tax assets totaled $366 million and $274 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $510 million and $336 million at December 31, 1997 and 1996, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1997 and 1996, with the exception of the foreign tax credit, will be realized.

     The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 and 1996. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.   PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

     PENSION PLANS

     Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

     Components of net periodic pension cost for the year ended December 31, were as follows:


                                                           1997              1996             1995
                                                                        (IN THOUSANDS)

 Service cost - benefits earned during the year     $        10,278  $         10,076  $         9,599
 Interest accrued on projected benefit obligation            22,650            22,660           19,880
 Actual return on assets                                    (53,093)          (38,788)         (62,567)
 Net amortization and deferral                               30,488            17,318           45,807
                                                        ------------     -------------     ------------

 Net periodic pension cost                          $        10,323  $         11,266  $        12,719
                                                        ============     =============     ============


     In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The funded status of the plan for which assets exceeded accumulated benefit obligations was as follows:


                                                                            DECEMBER 31,
                                                                       1997            1996
                                                                           (IN THOUSANDS)

Actuarial present value of vested benefit obligation           $       236,443  $      213,148
Actuarial present value of non-vested benefit obligation                16,312          14,828
                                                                  -------------    ------------

Accumulated benefit obligation                                         252,755         227,976
Present value effect of future salary increases                         32,316          33,910
                                                                  -------------    ------------

Projected benefit obligation                                   $       285,071  $      261,886
                                                                  =============    ============
Plan assets at fair value                                      $       321,555  $      292,070
                                                                  =============    ============

Plan assets in excess of projected benefit obligation          $       (36,484) $      (30,184)
Unrecognized net gain from past experience                              60,759          52,312
Unrecognized prior service benefit                                          52             240
Unamortized transition asset                                            16,586          19,745
                                                                  -------------    ------------

Net pension liability (included in other liabilities)          $        40,913  $       42,113
                                                                  =============    ============


     At December 31, 1997 and 1996, the non-qualified plan was unfunded and had projected benefit obligations of $50.4 million and $50.0 million, respectively. The accumulated benefit obligations as of December 31, 1997 and 1996 related to this plan were $42.8 million and $37.4 million, respectively, and are included in other liabilities.

     Phoenix recorded, as a reduction of policyholders' equity, an additional minimum pension liability of $4.7 million and $2.8 million, net of income taxes, at December 31, 1997 and 1996, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $18.0 million and $19.8 million as of December 31, 1997 and 1996 related to the non-qualified plan.

     The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0%, for 1997 and 7.5% and 4.5% for 1996. The discount rate assumption for 1997 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0%.

     The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital funds, and shares of mutual funds.

     Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1997, 1996 and 1995 were $3.8 million, $4.2 million and $4.2 million, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER POSTRETIREMENT BENEFIT PLANS

     In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

     Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

     The plan's funded status reconciled with amounts recognized in Phoenix's Consolidated Balance Sheet, was as follows:


                                                                          DECEMBER 31,
                                                                   1997              1996
                                                                         (IN THOUSANDS)

Accumulated postretirement benefit obligation
  Retirees                                                   $       35,900    $       30,576
  Fully eligible active plan participants                             6,889            11,466
  Other active plan participants                                     23,829            21,614
                                                                 ------------       -----------
  Total accumulated postretirement benefit obligation                66,618            63,656
Unrecognized net gain from past experience                           28,037            29,173
                                                                 ------------       -----------

Accrued postretirement benefit liability                     $       94,655    $       92,829
                                                                 ============       ===========


     The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:


                                                       1997           1996           1995
                                                                 (IN THOUSANDS)

Service cost - benefits earned during year       $       3,136  $       2,765  $      3,366
Interest cost accrued on benefit obligation              4,441          4,547         5,275
Net amortization                                        (1,527)        (1,577)         (458)
                                                     ----------     ----------     ---------

Net periodic postretirement benefit cost         $       6,050  $       5,735  $      8,183
                                                     ==========     ==========     =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

     The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 7.5% at December 31, 1996.

     For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.5% in 1996, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remained at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $5.3 million and the annual service and interest cost by $.8 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

     OTHER POSTEMPLOYMENT BENEFITS

     Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Postemployment benefit expense was $.4 million for 1997, $.4 million for 1996 and $.5 million for 1995.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  SEGMENT INFORMATION

     Phoenix operates principally in seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. Other Operations includes unallocated investment income, expenses and realized investment gains related to capital in excess of segment requirements; assets include equity securities.

     Summarized below is financial information with respect to the business segments:


                                                              DECEMBER 31,
                                               1997                 1996                 1995
                                                             (IN THOUSANDS)
REVENUES
Individual Insurance                  $         2,028,230  $         1,796,572  $         1,752,338
Group Life and Health Insurance                   459,405              462,551              421,771
Life Reinsurance                                  162,843              143,314              128,813
General Lines Brokerage                            64,093               61,809               40,977
Securities Management                             177,894              164,966              112,206
Real Estate Management                             15,319               13,550               13,562
Other Operations                                   80,496               82,273               48,873
                                         -----------------    -----------------    -----------------
Total                                 $         2,988,280  $         2,725,035  $         2,518,540
                                         =================    =================    =================

OPERATING INCOME
Individual Insurance                  $           132,308  $            63,013  $            43,094
Group Life and Health Insurance                    31,276               11,220               19,921
Life Reinsurance                                   10,592                8,078               17,656
General Lines Brokerage                           (21,652)              (2,935)              (1,887)
Securities Management                              38,813               44,440               23,667
Real Estate Management                             (2,433)              (3,783)                (184)
Other Operations                                   41,695               68,928               15,204
                                         -----------------    -----------------    -----------------
Total                                 $           230,599  $           188,961  $           117,471
                                         =================    =================    =================

IDENTIFIABLE ASSETS
Individual Insurance                  $        15,679,598  $        12,961,648
Group Life and Health Insurance                   655,800              596,800
Life Reinsurance                                  313,500              304,300
General Lines Brokerage                           111,900              117,300
Securities Management                             615,112              376,000
Real Estate Management                            278,500              319,400
Other Operations                                  864,309              777,600
                                         -----------------    -----------------
Total                                 $        18,518,719  $        15,453,048
                                         =================    =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  LEASES AND RENTALS

     Rental expenses for operating leases, principally with respect to buildings, amounted to $14.9 million, $14.8 million and $14.6 million in 1997, 1996, and 1995, respectively. Future minimum rental payments under non-cancelable operating leases were approximately $51.0 million as of December 31, 1997, payable as follows: 1998 - $15.7 million; 1999 - $12.9 million; 2000 - $10.1 million; 2001 - $5.6 million; 2002 - $3.6 million;
     and $3.1 million thereafter.

12.  PROPERTY AND EQUIPMENT

     Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $109.0 million and $97.2 million, respectively, at December 31, 1997 and 1996. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $164.4 million and $144.1 million at December 31, 1997 and 1996, respectively.

13.  DIRECT BUSINESS WRITTEN AND REINSURANCE

     As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. The maximum amount of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. For reinsurance ceded, Phoenix remains liable in the event that assuming reinsurers are unable to meet the contractual obligations. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:


                                                            1997                   1996                    1995
                                                                              (IN THOUSANDS)
Direct premiums                                   $          1,592,800  $             1,473,869  $          1,455,459
Reinsurance assumed                                            329,927                  276,630               271,498
Reinsurance ceded                                             (282,121)                (231,677)             (270,082)
                                                      -----------------     --------------------     -----------------
Net premiums                                      $          1,640,606  $             1,518,822  $          1,456,875
                                                      =================     ====================     =================

Direct policy and contract claims incurred        $            626,834  $               575,824  $            605,545
Reinsurance assumed                                            410,704                  170,058               256,529
Reinsurance ceded                                             (373,127)                (160,646)             (292,357)
                                                      -----------------     --------------------     -----------------
Net policy and contract claims incurred           $            664,411  $               585,236  $            569,717
                                                      =================     ====================     =================

Direct life insurance in force                    $        120,394,664  $           108,816,856  $        102,606,749
Reinsurance assumed                                         84,806,585               61,109,836            36,724,852
Reinsurance ceded                                          (74,764,639)             (51,525,976)          (34,093,090)
                                                      -----------------     --------------------     -----------------
Net insurance in force                            $        130,436,610  $           118,400,716  $        105,238,511
                                                      =================     ====================     =================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Irrevocable letters of credit aggregating $134.8 million at December 31, 1997 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14.  PARTICIPATING LIFE INSURANCE

     Participating life insurance in force was 79.6% and 80.0% of the face value of total individual life insurance in force at December 31, 1997 and 1996, respectively. The premiums on participating life insurance policies were 83.5%, 84.1% and 84.7% of total individual life insurance premiums in 1997, 1996 and 1995, respectively.

15.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                           1997                1996                1995
                                                                          (IN THOUSANDS)

Balance at beginning of year                     $            926,274  $         816,128  $         1,128,227
Acquisition cost deferred                                     295,189            153,873              143,519
Amortized to expense during the year                         (105,071)           (95,255)            (113,788)
Adjustment to equity during the year                          (77,985)            51,528             (341,830)
                                                     -----------------     --------------     ----------------

Balance at end of year                           $          1,038,407  $         926,274  $           816,128
                                                     =================     ==============     ================


16.  MINORITY INTEREST

     Phoenix's interests in Phoenix Duff & Phelps Corporation and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings are represented by ownership of approximately 60% and 92%, respectively, of the outstanding shares of common stock at December 31, 1997. Earnings and policyholders' equity attributable to minority shareholders are included in minority interest in the consolidated financial statements along with Phoenix Duff & Phelps' preferred stock.

17.  CONTINGENCIES

     FINANCIAL GUARANTEES

     Phoenix is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect Phoenix's maximum exposure to credit loss in the event of nonperformance. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 and 1996 was $88.7 million and $88.8 million, respectively. Management believes that any loss contingencies which may arise from Phoenix's financial guarantees would not have a material adverse effect on Phoenix's liquidity or financial condition.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LITIGATION

     In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. An after tax provision of $25 million was recorded in 1995. In addition, $7 million after-tax was expensed in 1996. Phoenix estimates the cost of settlement to be $40 million after tax. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

     Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

18.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1997, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from policyholders' equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in policyholders' equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:


                                                     1997              1996              1995
                                                                  (IN THOUSANDS)

Statutory net income                          $        60,702  $         72,961  $        64,198
Deferred policy acquisition costs, net                 48,821            58,618           29,766
Future policy benefits                                 (9,145)          (16,793)         (15,763)
Pension and postretirement expenses                    (7,955)          (23,275)         (12,691)
Investment valuation allowances                        88,813            76,631           56,745
Interest maintenance reserve                           17,544            (5,158)           5,829
Deferred income taxes                                 (36,250)          (67,064)         (10,021)
Other, net                                              2,118             4,808           (4,314)
                                                  ------------     -------------     ------------

Net income, as reported                       $       164,648  $        100,728  $       113,749
                                                  ============     =============     ============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of Phoenix as reported to regulatory authorities to policyholders' equity as reported in these financial statements:


                                                                 DECEMBER 31,
                                                           1997               1996
                                                                (IN THOUSANDS)

Statutory surplus, surplus notes and AVR             $       1,152,820  $       1,102,200
Deferred policy acquisition costs, net                       1,227,782          1,037,664
Future policy benefits                                        (395,436)          (379,820)
Pension and postretirement expenses                           (169,383)          (152,112)
Investment valuation allowances                                (40,032)          (139,562)
Interest maintenance reserve                                    33,794              6,897
Deferred income taxes                                          (12,051)            82,069
Surplus notes                                                 (157,500)          (157,500)
Other, net                                                     (11,904)            (2,367)
                                                         --------------     --------------
Policyholders' equity, as reported                   $       1,628,090  $       1,397,469
                                                         ==============     ==============


     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                                                                     [VERSION B]


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY


    HOME OFFICE:                                       PHOENIX VARIABLE PRODUCTS
    One American Row                                     MAIL OPERATIONS (VPMO):
    Hartford,  Connecticut                                         P.O. Box 8027
                                                           Boston, MA 02266-8027


                VARIABLE ACCUMULATION DEFFERED ANNUITY CONTRACTS



                     STATEMENT OF ADDITIONAL INFORMATION FOR
                            TEMPLETON INVESTMENT PLUS


    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge by contacting Phoenix Home Life at the above address or at the above telephone number.

                                   May 1, 1998


                                -----------------
                                TABLE OF CONTENTS



                                                                      PAGE
                                                                      ----

Underwriter......................................................     B-2(T)

Calculation of Yield and Return .................................     B-2(T)

Calculation of Annuity Payments .................................     B-3(T)

Year 2000 Issue..................................................     B-4(T)

Experts .........................................................     B-4(T)

Financial Statements.............................................     B-5(T)




                                     B-1(T)

UNDERWRITER
--------------------------------------------------------------------------------

    The offering of these Contracts commenced on August 31, 1988 and was made on a continuous basis by Franklin Templeton Distributors, Inc. ("FTD"). Effective May 1, 1997, new sales of these Contracts ceased and W.S. Griffith & Co., Inc. became principal distributor of the Contracts. For sales of Contracts during the last three fiscal years, FTD was paid and retained the following amounts :



                           PAID                       RETAINED
                           ----                       --------
1995                    $1,720,728                    $172,178
1996                    $1,255,102                    $125,510
1997                     $ 893,202                    $ 51,024



CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, including the maximum annual and daily administrative fees.

Example:

Money Market Subaccount


    The following is an example of this yield calculation for the Subaccount based on a seven-day period ending December 31, 1997.


Assumptions:


Value of a hypothetical pre-existing account with exactly one
  unit at the beginning of the period .......................   1.380950
Value of the same account (excluding capital changes) at the
  end of the seven-day period ...............................   1.381824
Calculation:
  Ending account value ......................................   1.381824
  Less beginning account value ..............................   1.380950
  Net change in account value ...............................   0.000874
Base period return:
  (adjusted change/beginning account value)..................   0.000633
  Current yield = return  x (365/7) =........................      3.30%
  Effective yield = [(1 + return)  x (365/7)] -1 =...........      3.36%



    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


    Calculation of Total Return. As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of units purchased by a hypothetical $1,000 investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least ten years.



PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may from time to time include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may from time to time include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives by Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's, The Outlook, and Personal Investor. The Fund may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


                                     B-2(T)

    The total return and yield also may be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The manner in which total return and yield will be calculated is described above.



CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date will automatically be applied to provide a Variable Payment Life Annuity with Ten Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the Beneficiary.


    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, Phoenix Home Life shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. Phoenix Home Life will also have the right to change the annuity payment frequency to annually if the monthly annuity payment would otherwise be less than $20.

    Under the Variable Payment Life Annuity with Ten Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the Ten Year Period Certain starting with the date the first payment is due.

    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2000 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 42%. The actual payments will be based on the monthly payment rates Phoenix Home Life is using when the first payment is due. They will not be less than those shown in the Variable Income Table.


                              VARIABLE INCOME TABLE

    Minimum Monthly Payment Rate for First Payment for Each $1,000 Applied. Based on 42% Assumed Investment Return.


           Adjusted Age*     Male           Female
           -------------     ----           ------

                40           4.31            4.14
                45           4.51            4.28
                50           4.76            4.47
                55           5.09            4.73
                60           5.52            5.07
                65           6.10            5.53
                70           6.83            6.17
                75           7.69            7.00
                80           8.62            8.01
                85           9.46            9.04


        * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.


    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates Phoenix Home Life is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.

    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by Phoenix Home Life. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date.

    The assumed investment return of 42% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 42% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.

    No partial or full surrenders, withdrawals, transfers or additional purchase payments may be made with respect to any assets held under Variable Payment Options I and J. Although no transfers or additional purchase payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

                                     B-3(T)

FIXED ANNUITY PAYMENTS

    Fixed monthly annuity payments under a Contract are determined by applying the Value of each Subaccount's Accumulation Units credited under a Contract to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated. For each Contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix Home Life's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table at 33/ 8 % interest projected to 1985 at Projection Scale B. More favorable rates may be available on the Maturity Date or other date selected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

    --   upgrading systems with compliant versions;

    --   developing or acquiring new systems to replace those that are obsolete;

    --   and remediating existing systems by converting code or hardware.

    Based on current assessments, Phoenix expects to have its computer systems compliant by the end of 1998, with testing to continue through 1999. In addition, Phoenix is examining the status of its third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.



EXPERTS
--------------------------------------------------------------------------------

    The consolidated financial statements of Phoenix and the financial statements of the Account have been audited by Price Waterhouse LLP, independent accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by the Account and Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection to the Contracts described in this Prospectus.



                                     B-4(T)

PHOENIX HOME LIFE VARIABLE
ACCUMULATION ACCOUNT

FINANCIAL STATEMENTS
DECEMBER 31, 1997


                                     B-5(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton Stock Fund
  (identified cost $168,188,455)         $320,963,181
                                         ------------
Liabilities:
 Accrued expenses due related parties         375,326
                                         ------------
Net assets                               $320,587,855
                                         ============
Accumulation units outstanding            116,901,571
                                         ============
Net asset value per unit                 $   2.742374
                                         ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment income:
 Dividends                                     $ 5,623,531
Expenses:
 Mortality and expense risk and
  administrative charges                         4,746,739
                                               -----------
      Net investment income                        876,792
Realized and unrealized gain on
 investments:
 Net realized gain from share
  transactions                   $ 3,658,099
 Net realized gain distribution
  from Fund                       26,622,790
 Net change in unrealized
  appreciation                     2,806,597
                                 -----------
Net realized and unrealized gain                33,087,486
                                               -----------
Net increase in net assets from
  operations                                   $33,964,278
                                               ===========

                       See Notes to Financial Statements.
                                                                         B-6(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997              1996
                                                              ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $    876,792      $  1,385,665
  Net realized gain.........................................    30,280,889        27,482,753
  Net change in unrealized appreciation.....................     2,806,597        29,236,460
                                                              ------------------------------
     Net increase in net assets from operations.............    33,964,278        58,104,878
                                                              ------------------------------
Accumulation unit transactions:
  Participant deposits......................................     7,580,284        13,456,097
  Participant transfers.....................................   (5,102,553)         2,720,653
  Participant withdrawals...................................  (44,832,757)      (37,955,669)
                                                              ------------------------------
     Net decrease from participant transactions.............  (42,355,026)      (21,778,919)
                                                              ------------------------------
      Total increase (decrease) in net assets...............   (8,390,748)        36,325,959
Net assets:
 Beginning of year..........................................   328,978,603       292,652,644
                                                              ------------------------------
 End of year................................................  $320,587,855      $328,978,603
                                                              ==============================
Participant accumulation unit transactions (in units):
  Participant deposits......................................     2,844,151         6,175,518
  Participant transfers.....................................   (2,030,310)           931,089
  Participant withdrawals...................................  (16,304,248)      (16,948,229)

                       See Notes to Financial Statements.
B-7(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton International
  Fund (identified cost $72,663,203)     $119,859,440
                                         ------------
Liabilities:
 Accrued expenses due related parties         140,473
                                         ------------
Net assets                               $119,718,967
                                         ------------
Accumulation units outstanding             58,470,323
                                         ------------
Net asset value per unit                 $   2.047517
                                         ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment income:
 Dividends                                     $ 3,091,889
Expenses:
 Mortality and expense risk and
  administrative charges                         1,673,195
                                               -----------
      Net investment income                      1,418,694
Realized and unrealized gain on
 investments:
 Net realized gain from share
  transactions                    $1,680,491
 Net realized gain distribution
  from Fund                        1,242,818
 Net change in unrealized
  appreciation                     9,740,704
                                  ----------
Net realized and unrealized gain                12,664,013
                                               -----------
Net increase in net assets from
 operations                                    $14,082,707
                                               ===========

                       See Notes to Financial Statements.
                                                                          B-8(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997              1996
                                                              ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $  1,418,694      $     78,691
  Net realized gain.........................................     2,923,309           543,214
  Net change in unrealized appreciation.....................     9,740,704        20,199,153
                                                              ------------------------------
     Net increase in net assets from operations.............    14,082,707        20,821,058
                                                              ------------------------------
 Accumulation unit transactions:
  Participant deposits......................................     2,753,458         4,729,888
  Participant transfers.....................................   (3,562,548)         6,476,217
  Participant withdrawals...................................   (8,032,795)       (6,247,179)
                                                              ------------------------------
     Net increase (decrease) from participant
      transactions..........................................   (8,841,885)         4,958,926
                                                              ------------------------------
      Total increase in net assets..........................     5,240,822        25,779,984
Net assets:
  Beginning of year.........................................   114,478,145        88,698,161
                                                              ------------------------------
  End of year...............................................  $119,718,967      $114,478,145
                                                              ==============================
Participant accumulation unit transactions (in units):
  Participant deposits......................................     1,425,162         2,934,164
  Participant transfers.....................................   (1,853,141)         4,100,617
  Participant withdrawals...................................   (3,950,023)       (3,773,826)

                       See Notes to Financial Statements.
B-9(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton Developing
  Markets Fund (identified cost
  $3,956,256)                              $2,899,803
                                           ----------
Liabilities:
 Accrued expenses due related parties           3,296
                                           ----------
Net assets                                 $2,896,507
                                           ==========
 Accumulation units outstanding             4,110,152
                                           ----------
Net asset value per unit                   $ 0.704720
                                           ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment income:
 Dividends                                     $     14,285
Expenses:
 Mortality and expense risk and
  administrative charges                             42,469
                                               ------------
     Net investment loss                           (28,184)
Realized and unrealized gain
  (loss) on investments:
 Net realized loss from share
  transactions                   $  (92,929)
 Net realized gain distribution
  from fund                           10,714
 Net change in unrealized
  depreciation                   (1,063,555)
                                 -----------
Net realized and unrealized loss                (1,145,770)
                                               ------------
Net decrease in net assets from
  operations                                   $(1,173,954)
                                               ============

                       See Notes to Financial Statements.

                                                                        B-10(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                 1997            1996+
                                                              ---------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss.......................................  $  (28,184)      $  (2,887)
  Net realized gain (loss)..................................     (82,215)             440
  Net change in unrealized appreciation (depreciation)......  (1,063,555)           7,102
                                                              ---------------------------
     Net increase (decrease) in net assets resulting from
      operations............................................  (1,173,954)           4,655
                                                              ---------------------------
 Accumulation unit transactions:
  Participant deposits......................................      391,326          12,452
  Participant transfers.....................................    3,234,401       1,032,869
  Participant withdrawals...................................    (604,972)           (270)
                                                              ---------------------------
     Net increase from participant transactions.............    3,020,755       1,045,051
                                                              ---------------------------
       Total increase in net assets.........................    1,846,801       1,049,706
 Net assets:
  Beginning of year.........................................    1,049,706              --
                                                              ---------------------------
  End of year...............................................  $ 2,896,507      $1,049,706
                                                              ===========================
 Participant accumulation unit transactions (in units):
  Participant deposits......................................      369,492          12,449
  Participant transfers.....................................    3,272,202       1,027,542
  Participant withdrawals...................................    (571,262)           (270)

+ FOR THE PERIOD MARCH 4, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
1996.
                       See Notes to Financial Statements.

B-11(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton Asset
  Allocation Fund (identified cost
  $88,588,780)                           $154,673,184
                                         ------------
Liabilities:
 Accrued expenses due related parties         180,407
                                         ------------
Net assets                               $154,492,777
                                         ============
Accumulation units outstanding             58,816,377
                                         ============
Net asset value per unit                 $   2.626697
                                         ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment income:
 Dividends                                     $ 4,505,531
Expenses:
 Mortality and expense risk and
  administrative charges                         2,220,259
                                               -----------
     Net investment income                       2,285,272
Realized and unrealized gain on
  investments:
 Net realized gain from share
  transactions                    $2,521,855
 Net realized gain distribution
  from fund                        8,549,866
 Net change in unrealized
  appreciation                     7,612,843
                                  ----------
Net realized and unrealized gain                18,684,564
                                               -----------
Net increase in net assets from
  operations                                   $20,969,836
                                               ===========

                       See Notes to Financial Statements.
                                                                        B-12(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997              1996
                                                              ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $  2,285,272      $  2,361,496
  Net realized gain.........................................    11,071,721         5,365,848
  Net change in unrealized appreciation.....................     7,612,843        15,661,290
                                                              ------------------------------
     Net increase in net assets resulting from operations...    20,969,836        23,388,634
                                                              ------------------------------
 Accumulation unit transactions:
  Participant deposits......................................     3,930,220         3,814,080
  Participant transfers.....................................       407,760       (4,371,058)
  Participant withdrawals...................................  (22,580,766)      (14,534,788)
                                                              ------------------------------
     Net decrease from participant transactions.............  (18,242,786)      (15,091,766)
                                                              ------------------------------
      Total increase in net assets..........................     2,727,050         8,296,868
                                                              ------------------------------
Net assets:
 Beginning of year..........................................   151,765,727       143,468,859
                                                              ------------------------------
 End of year................................................  $154,492,777      $151,765,727
                                                              ==============================
Participant accumulation unit transactions (in units):
 Participant deposits.......................................     1,577,821         1,824,205
 Participant transfers......................................       162,761       (2,087,602)
 Participant withdrawals....................................   (8,767,140)       (6,878,558)

                       See Notes to Financial Statements.
B-13(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton Bond Fund
  (identified cost $17,039,049)           $16,829,218
Liabilities:
 Accrued expenses due related parties          19,710
                                          -----------
     Net assets                           $16,809,508
                                          ===========
Accumulation units outstanding              9,941,025
                                          ===========
Net asset value per unit                  $  1.690923
                                          ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment income:
 Dividends                                      $1,386,525
Expenses:
 Mortality and expense risk and
  administrative charges                           250,495
                                                ----------
     Net investment income                       1,136,030
Realized and unrealized loss on
 investments:
  Net realized loss from share
   transactions                     $(67,960)
  Net change in unrealized
   depreciation                     (903,671)
                                    ---------
Net realized and unrealized loss                 (971,631)
                                                ----------
Net increase in net assets
  resulting from operations                     $  164,399
                                                ==========

                       See Notes to Financial Statements.
                                                                         B-14(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                 1997             1996
                                                              ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $ 1,136,030      $ 1,767,944
  Net realized gain (loss)..................................     (67,960)           65,010
  Net change in unrealized depreciation.....................    (903,671)        (339,894)
                                                              ----------------------------
     Net increase in net assets from operations.............      164,399        1,493,060
                                                              ----------------------------
 Accumulation unit transactions:
  Participant deposits......................................      465,157          395,604
  Participant transfers.....................................  (1,122,404)          426,791
  Participant withdrawals...................................  (2,556,768)      (2,027,353)
                                                              ----------------------------
     Net decrease from participant transactions.............  (3,214,015)      (1,204,958)
                                                              ----------------------------
      Total increase (decrease) in net assets...............  (3,049,616)          288,102
Net assets:
 Beginning of year..........................................   19,859,124       19,571,022
                                                              ----------------------------
 End of year................................................  $16,809,508      $19,859,124
                                                              ============================
Participant accumulation unit transactions (in units):
 Participant deposits.......................................      281,655          253,615
 Participant transfers......................................    (681,695)          268,583
 Participant withdrawals....................................  (1,533,467)      (1,280,919)

                       See Notes to Financial Statements.
B-15(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON MONEY MARKET SUB-ACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in Templeton Money Market
  Fund (identified cost $15,784,363)      $15,784,363
 Dividends receivable                          75,379
                                          -----------
     Total assets                          15,859,742
                                          -----------
Liabilities:
 Accrued expenses due related parties          18,756
                                          -----------
Net assets                                $15,840,986
                                          ===========
Accumulation units outstanding             11,463,826
                                          ===========
Net asset value per unit                  $  1.381824
                                          ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment Income:
 Dividends                                    $687,506
Expenses:
 Mortality and expense risk and
  administrative charges                       190,837
                                              --------
      Net investment income                   $496,669
                                              ========

                       See Notes to Financial Statements.
                                                                      B-16(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON MONEY MARKET SUB-ACCOUNT
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                 1997             1996
                                                              ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $   496,669      $   552,919
                                                              ----------------------------
 Accumulation unit transactions:
  Participant deposits......................................    2,074,466        6,603,501
  Participant transfers.....................................    6,474,682      (4,354,547)
  Participant withdrawals...................................  (7,336,371)      (9,373,530)
                                                              ----------------------------
     Net increase (decrease) from participant
      transactions..........................................    1,212,777      (7,124,576)
                                                              ----------------------------
      Total increase (decrease) in net assets...............    1,709,446      (6,571,657)
                                                              ----------------------------
Net assets:
  Beginning of year.........................................   14,131,540       20,703,197
                                                              ----------------------------
  End of year...............................................  $15,840,986      $14,131,540
                                                              ----------------------------
Participant accumulation unit transactions (in units):
  Participant deposits......................................    1,536,859        5,010,494
  Participant transfers.....................................    4,731,704      (3,285,148)
  Participant withdrawals...................................  (5,401,708)      (7,205,144)

                       See Notes to Financial Statements.
B-17(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements, December 31, 1997

1. ORGANIZATION

Phoenix Home Life Variable Accumulation Account (the Account) is a separate investment account of Phoenix Home Life Mutual Insurance Company registered as a unit investment trust. The Account currently has six Sub-accounts to which Templeton Investment Plus contract values may be allocated and include the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Templeton Money Market which invest solely in a designated portfolio of Templeton Variable Products Series Fund (the Fund). Each series of the Fund has distinct investment objectives. Templeton Stock Fund is a capital growth common stock fund; the Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States; the Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets; the Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return; the Templeton Bond Fund seeks high current income through investing in debt securities, rated and unrated, in any category of companies, government and government agencies, and in debt securities which are convertible into common stock of such companies; and the Templeton Money Market Fund seeks current income, stability of principal and liquidity by investing in short-term money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

A. VALUATION OF INVESTMENTS:

Investments are made exclusively in the Funds and are valued at the net asset value per share of the Series.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the last-in, first-out (LIFO) cost basis of the investment sold. Dividends from the Fund are recorded on the ex-dividend date.

C. INCOME TAXES:

The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

3. PURCHASES AND SALES OF SHARES OF TEMPLETON VARIABLE PRODUCTS SERIES FUND

Purchases and sales of the Fund for the year ended December 31, 1997 aggregated the following:

                                                               PURCHASES        SALES
Templeton Stock Fund........................................  $56,281,896    $71,136,348
Templeton International Fund................................   17,809,584     23,979,813
Templeton Developing Markets Fund...........................    6,728,586      3,723,200
Templeton Asset Allocation Fund.............................   16,986,687     24,389,189
Templeton Bond Fund.........................................    3,563,395      5,644,803
Templeton Money Market Fund.................................   47,005,711     45,307,209

4. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Phoenix provides all administrative services to the Account.

Phoenix assumes the risk that annuitants as a class may live longer than expected and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Sub-account the daily equivalent of 0.40% on an annual basis of the current value of the Sub-account's net assets for mortality risks assumed and the daily equivalent of 0.85% on an annual basis for expense risks assumed.

                                                                        B-18(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements, December 31, 1997  (continued)

4. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS (CONTINUED)

The fees charged for mortality and expense risks assumed by Phoenix for the Templeton Stock , the Templeton International, the Templeton Developing Markets, the Templeton Asset Allocation, the Templeton Bond and the Templeton Money Market Sub-accounts aggregated $4,314,786, $1,520,934, $38,604, $2,018,215,
$227,700 and $173,471, respectively, for the year ended December 31, 1997.

As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each annuity contract prior to the contract's date of maturity. This cost-based charge is deducted from the Sub-account holding the assets of the participant or on a pro-rata basis from two or more Sub-accounts in relation to their values under the contract. Upon a full surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. Phoenix received $466,675 for administrative services provided for the year ended December 31, 1997.

Phoenix also charges each Sub-account the daily equivalent of 0.125% on an annual basis of the current value of the Sub-account's net assets to cover its variable costs of administration, such as printing and distribution of participant mailings. The variable costs of administrative services provided by Phoenix for the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Templeton Money Market Sub-accounts aggregated $431,953, $152,261, $3,865, $202,044, $22,795 and
$17,366, respectively, for the year ended December 31, 1997.

Franklin Templeton Funds Distributors, Inc. is the principal underwriter and distributor for the Templeton sub-accounts of the Account. Phoenix reimburses Franklin Templeton Funds Distributors for expenses incurred as underwriter. On surrender of a contract, surrender charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. The surrender charges deducted and paid to Phoenix were $675,459 for the year ended December 31, 1997.

Templeton Investment Counsel, Inc. (TICI) serves as investment manager of the Templeton Stock, International, and Asset Allocation Funds; Templeton Global Bond Manager, a division of TICI, serves as investment manager of the Templeton Bond and Money Market Funds; and Templeton Asset Management Ltd., an independent wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"), serves as investment manager of the Templeton Developing Markets Fund. The investment managers furnish the Funds with investment research and advice and supervise the investment programs for the Funds in accordance with each Series' investment objective, policies and restrictions. Templeton Stock, International, Asset Allocation and Bond Funds each pay a monthly investment management fee, equal on an annual basis, to 0.50% of the average daily net assets up to $200 million, 0.45% of such net assets from $200 million up to $1.3 billion and 0.40% of such net assets in excess of $1.3 billion. Templeton Developing Markets Fund pays a monthly investment management fee equal on an annual basis to 1.25% of its daily net assets; the Templeton Developing Markets Fund investment manager has agreed in advance to reduce its fee so as to limit the total expenses of the Fund to an annual rate of 1.70% of the Fund's average daily net assets until May 1, 1997. Templeton Money Market Fund pays a monthly investment management fee equal on annual basis to 0.35% of its average daily net assets up to $200 million, 0.30% of such net assets from $200 million up to $1.3 billion and 0.25% of such net assets in excess of $1.3 billion.

Each Fund pays the business manager, Templeton Fund Annuity Company (TFAC), a monthly fee equivalent on annual basis to 0.15% of the combined average daily net assets of the Funds, reduced to 0.135% of such assets in excess of $200 million, 0.10% of such assets in excess of $700 million, and 0.075% of such assets in excess of $1.2 billion. TFAC provides certain administrative facilities and services for the Funds.

5. DISTRIBUTION OF NET INCOME

The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

6. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax

B-19(T)

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements, December 31, 1997  (continued)

6. DIVERSIFICATION REQUIREMENTS (CONTINUED)

purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                                                        B-20(T)

PRICE WATERHOUSE LLP
Report of Independent Accountants                                [LOGO]

--------------------------------------------------------------------------------

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and Participants of Phoenix Home Life Variable Accumulation Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Templeton Stock Sub-account, Templeton International Sub-account, Templeton Developing Markets Sub-account, Templeton Asset Allocation Sub-account, Templeton Bond Sub-account and Templeton Money Market Sub-account (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Hartford, Connecticut
February 19, 1998

B-21(T)

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997





                                       B-22(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants .......................................B-24(T)

Consolidated Balance Sheet at December 31, 1997 and 1996 ................B-25(T)

Consolidated Statement of Income and Equity for the Years Ended
  December 31, 1997, 1996 and 1995 ......................................B-26(T)

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1997, 1996 and 1995 .......................................B-27(T)

Notes to Consolidated Financial Statements ......................B-28(T)-B-54(T)


                                       B-23(T)

                              One Financial Plaza         Telephone 860 240 2000
                              Hartford, CT 06103


[LOGO] PRICE WATERHOUSE LLP                               [LOGO]





                        REPORT OF INDEPENDENT ACCOUNTANTS


February 11, 1998

To the Board of Directors
 and Policyholders of
 Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP





                                     B-24(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                            DECEMBER 31,
                                                                                    1997                1996
                                                                                           (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $         1,554,905  $        1,555,685
Available-for-sale debt securities, at fair value                                     5,659,061           4,895,393
Equity securities, at fair value                                                        373,388             235,351
Mortgage loans                                                                          927,501             947,076
Real estate                                                                             321,757             410,945
Policy loans                                                                          1,986,728           1,667,784
Other invested assets                                                                   262,675             218,119
Short-term investments                                                                1,078,276             164,967
                                                                              ------------------   -----------------
Total investments                                                                    12,164,291          10,095,320

Cash and cash equivalents                                                               159,307             172,895
Accrued investment income                                                               149,566             135,475
Deferred policy acquisition costs                                                     1,038,407             926,274
Premiums, accounts and notes receivable                                                  99,468              79,354
Reinsurance recoverables                                                                 66,649              46,251
Property and equipment, net                                                             156,190             137,231
Goodwill and other intangible assets, net                                               541,499             313,507
Other assets                                                                             61,087             134,589
Separate account assets                                                               4,082,255           3,412,152
                                                                              ------------------   -----------------
Total assets                                                                $        18,518,719  $       15,453,048
                                                                              ==================   =================

LIABILITIES
Policy liabilities and accruals                                             $        11,334,014  $        9,462,039
Securities sold subject to repurchase agreements                                        137,473
Other indebtedness                                                                      471,085             490,430
Deferred income taxes                                                                   143,821              61,934
Other liabilities                                                                       585,467             499,940
Separate account liabilities                                                          4,082,255           3,412,152
                                                                              ------------------   -----------------
Total liabilities                                                                    16,754,115          13,926,495

Contingent liabilities (Note 17)

MINORITY INTEREST IN NET ASSETS OF CONSOLIDATED SUBSIDIARIES                            136,514             129,084

POLICYHOLDERS' EQUITY                                                                 1,628,090           1,397,469
                                                                              ------------------   -----------------
Total liabilities and policyholders' equity                                 $        18,518,719  $       15,453,048
                                                                              ==================   =================


        The accompanying notes are an integral part of these statements.



                                       B-25(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                  1997               1996              1995
                                                                                                (IN THOUSANDS)
REVENUES
Premiums                                                             $       1,640,606  $       1,518,822  $      1,456,875
Insurance and investment product fees                                          468,030            421,058           324,459
Net investment income                                                          736,874            689,890           662,468
Net realized investment gains                                                  142,770             95,265            74,738
                                                                       ---------------    ---------------    --------------
 Total revenues                                                              2,988,280          2,725,035         2,518,540
                                                                       ---------------    ---------------    --------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                         1,633,633          1,529,573         1,471,030
Policyholder dividends                                                         343,725            311,739           289,469
Policy acquisition expenses                                                    248,726            242,363           221,339
Other operating expenses                                                       531,597            452,399           419,231
                                                                       ---------------    ---------------    --------------
  Total benefits, losses and expenses                                        2,757,681          2,536,074         2,401,069
                                                                       ---------------    ---------------    --------------

OPERATING INCOME                                                               230,599            188,961           117,471

NON-OPERATING INCOME
Gain on merger transactions                                                                                          40,580
                                                                       ---------------    ---------------    --------------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                               230,599            188,961           158,051

Income taxes                                                                    57,069             79,331            43,352
                                                                       ---------------    ---------------    --------------

INCOME BEFORE MINORITY INTEREST                                                173,530            109,630           114,699

Minority interest in net income of consolidated subsidiaries                     8,882              8,902               950
                                                                       ---------------    ---------------    --------------

NET INCOME                                                                     164,648            100,728           113,749
Change in net unrealized investment gains, net of income taxes                  65,973             15,154            99,518
                                                                       ---------------    ---------------    --------------

INCREASE IN POLICYHOLDERS' EQUITY                                              230,621            115,882           213,267
POLICYHOLDERS' EQUITY, BEGINNING OF YEAR                                     1,397,469          1,281,587         1,068,320
                                                                       ---------------    ---------------    --------------

POLICYHOLDERS' EQUITY, END OF YEAR                                   $       1,628,090 $        1,397,469 $       1,281,587
                                                                       ===============    ===============    ==============




        The accompanying notes are an integral part of these statements.


                                       B-26(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         1997                 1996                1995
                                                                                         (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                      $        164,648 $             100,728  $         113,749

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                           (142,770)              (95,265)           (74,738)
  Net gain on mergers                                                                                               (40,580)
  Amortization and depreciation                                             90,565                64,870             58,912
  Deferred income taxes (benefit)                                            2,555                14,774            (16,236)
  (Increase) decrease in receivables                                       (49,172)                5,955            (30,130)
  Increase in deferred policy acquisition costs                            (48,860)              (61,985)           (26,370)
  Increase in policy liabilities and accruals                              512,476               559,724            537,919
  Increase (decrease) in other assets/other liabilities, net                44,269               (66,337)            95,880
  Other, net                                                                 5,832                  (652)             4,203
                                                                     --------------     -----------------     --------------
    Net cash provided by operating activities                              579,543               521,812            622,609
                                                                     --------------     -----------------     --------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from maturities or repayments of
     available-for-sale debt securities                                  1,187,943             1,348,809          1,145,146
  Proceeds from maturities or repayments of
     held-to-maturity debt securities                                      217,302               118,596            143,773
  Proceeds from disposals of equity securities                              51,373               382,359            329,104
  Proceeds from mortgage loan maturities or repayments                     164,213               151,760            186,172
  Proceeds from sale of other invested assets                              218,874               127,440            148,546
  Purchase of available-for-sale debt securities                        (1,689,479)           (1,909,086)        (1,614,387)
  Purchase of held-to-maturity debt securities                            (225,722)             (385,321)          (247,354)
  Purchase of equity securities                                            (88,573)             (215,104)          (282,488)
  Purchase of subsidiaries                                                (246,400)
  Purchase of mortgage loans                                              (140,831)             (200,683)           (93,097)
  Purchase of other invested assets                                        (90,593)             (157,077)           (73,482)
  Change in short term investments, net                                     58,384               110,503           (166,445)
  Increase in policy loans                                                 (59,699)              (49,912)           (32,387)
  Capital expenditures                                                     (41,504)               (3,543)           (18,449)
  Other investing activities, net                                           (1,750)               (5,898)           (12,704)
                                                                     --------------     -----------------     --------------
    Net cash used for investing activities                                (686,462)             (687,157)          (588,052)
                                                                     --------------     -----------------     --------------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
     net of deposits and interest credited                                 (17,902)               (6,301)          (154,100)
  Proceeds from securities sold subject to
     repurchase agreements                                                 137,472
  Proceeds from borrowings                                                 215,359               226,082            177,922
  Repayment of borrowings                                                 (234,703)               (2,400)           (12,726)
  Dividends paid to minority shareholders                                   (6,895)               (6,245)           (31,215)
                                                                     --------------     -----------------     --------------
    Net cash provided by (used for) financing activities                    93,331               211,136            (20,119)
                                                                     --------------     -----------------     --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                    (13,588)               45,791             14,438

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               172,895               127,104            112,666
                                                                     --------------     -----------------     --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                            $        159,307  $            172,895  $         127,104
                                                                     ==============     =================     ==============

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                        $         76,167  $             76,157  $          33,399
    Interest paid on indebtedness                                 $         32,300  $             19,214  $           8,100



        The accompanying notes are an integral part of these statements.


                                       B-27(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services, insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. See Note 10 for segment information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has at least a 20% interest or those where Phoenix has significant influence are reported on the equity basis.

     These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 amounts to conform with the 1997 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in policyholders' equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in policyholders' equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

     Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

                                       B-28(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Other invested assets (primarily partnership interests) are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value.

     Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a separate component of policyholders' equity, net of deferred income taxes and deferred policy acquisition costs.

     FINANCIAL INSTRUMENTS

     In the normal course of business, Phoenix enters into transactions involving various types of financial instruments, including debt, investments such as debt securities, mortgage loans and equity securities, and off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, and interest rate swaps. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

     For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

                                       B-29(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

     Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

                                       B-30(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDERS' DIVIDENDS

     Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

     INCOME TAXES

     Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for the years ended December 31, 1997, 1996 and 1995. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

     As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

3.   SIGNIFICANT TRANSACTIONS

     CONFEDERATION LIFE

     On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The difference of $141.3 million was recorded as deferred acquisition costs.

     PHOENIX DUFF & PHELPS CORPORATION

     On September 3, 1997, Phoenix Duff & Phelps acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. Pasadena Capital manages $6.3 billion in assets, primarily individual accounts.

                                       B-31(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     On July 17, 1997, Phoenix Duff & Phelps acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management. Seneca Capital Management manages $4.2 billion in assets.

     Effective January 1, 1995, the money management businesses of Phoenix were completely transferred to Phoenix Securities Group, Inc. an indirect wholly-owned subsidiary. Phoenix Securities Group entered into contracts to manage the investments of the general and separate accounts of Phoenix. On November 1, 1995, Phoenix, through its subsidiary, PM Holdings, Inc., merged Phoenix Securities Group into Duff & Phelps Corporation, forming Phoenix Duff & Phelps Corporation. The transaction was accounted for as a reverse merger with the purchase accounting method applied to Duff & Phelps' assets and liabilities. The purchase price was $190.7 million and Phoenix Duff & Phelps recorded $93.1 million of goodwill, which is being amortized over forty years using the straight-line method. PM Holdings owns approximately 60% of the outstanding Phoenix Duff & Phelps common stock. In addition, PM Holdings owns 45% of Phoenix Duff & Phelps' series A convertible exchangeable preferred stock. PM Holdings recognized a non-operating, non-cash, tax free gain on this transaction of $36.9 million resulting from the realization of the appreciation of the stock exchanged which is included in the gain on merger transactions in the Consolidated Statement of Income and Equity.

     SURPLUS NOTES

     On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as debt in the Consolidated Balance Sheet.

     The notes were issued in accordance with Section 1307 of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

     The notes were issued pursuant to Rule 144A under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

     ABERDEEN ASSET MANAGEMENT PLC

     On March 25, 1996, Phoenix purchased common shares of Aberdeen Asset Management PLC, a Scottish asset management firm for $26.4 million. Phoenix transferred these shares to PM Holding in 1996. As of December 31, 1997, PM Holdings owned 10% of Aberdeen Asset Management's outstanding common stock. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

     In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 11% of Aberdeen Asset Management's then outstanding common stock. The note is classified as equity securities in the Consolidated Balance Sheet.

     In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Duff & Phelps and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

                                       B-32(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT AND EQUITY SECURITIES

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                            GROSS               GROSS
                                                     AMORTIZED            UNREALIZED          UNREALIZED             FAIR
                                                       COST                 GAINS               LOSSES               VALUE
                                                                                  (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds          $           11,041     $            569  $               (8) $            11,602
Foreign government bonds                                    3,032                   15                (115)               2,932
Corporate securities                                    1,521,033              103,267              (2,042)           1,622,258
Mortgage-backed securities                                 19,799                  949                                   20,748
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 1,554,905              104,800              (2,165)           1,657,540
                                                  ----------------      ---------------     ---------------     ----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                          501,190               25,020                (636)             525,574
State and political subdivision bonds                     474,123               32,896              (3,477)             503,542
Foreign government bonds                                  248,831               26,303              (5,992)             269,142
Corporate securities                                    1,384,503               97,943              (4,403)           1,478,043
Mortgage-backed securities                              2,786,278               99,785              (3,303)           2,882,760
                                                  ----------------      ---------------     ---------------     ----------------

  Total                                                 5,394,925              281,947             (17,811)           5,659,061
                                                  ----------------      ---------------     ---------------     ----------------

  TOTAL DEBT SECURITIES                        $        6,949,830  $           386,747  $          (19,976) $         7,316,601
                                                  ================      ===============     ===============     ================

EQUITY SECURITIES                              $          195,717  $           190,669  $          (12,998) $           373,388
                                                  ================      ===============     ===============     ================


                                       B-33(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in debt and equity securities as of December 31, 1996 were as follows:

                                                                           GROSS                 GROSS
                                                 AMORTIZED               UNREALIZED            UNREALIZED                FAIR
                                                    COST                   GAINS                 LOSSES                 VALUE
                                                                                 (IN THOUSANDS)
DEBT SECURITIES

HELD-TO-MATURITY:
State and political subdivision bonds     $             11,685      $                5    $             (375)    $           11,315
Corporate securities                                 1,525,999                  61,692               (13,405)             1,574,286
Mortgage-backed securities                              18,001                   1,037                   (15)                19,023
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              1,555,685                  62,734               (13,795)             1,604,624
                                              -----------------       -----------------     -----------------      -----------------


AVAILABLE-FOR-SALE:
U.S. government and agency bonds                       561,017                  13,970                (1,610)               573,377
State and political subdivision bonds                  406,679                  13,831                (1,154)               419,356
Foreign government bonds                               174,298                  31,441                (1,457)               204,282
Corporate securities                                 1,092,163                  70,432                (7,968)             1,154,627
Mortgage-backed securities                           2,509,232                  60,321               (25,802)             2,543,751
                                              -----------------       -----------------     -----------------      -----------------

  Total                                              4,743,389                 189,995               (37,991)             4,895,393
                                              -----------------       -----------------     -----------------      -----------------

  TOTAL DEBT SECURITIES                   $          6,299,074      $          252,729    $          (51,786)    $        6,500,017
                                              =================       =================     =================      =================

EQUITY SECURITIES                         $            137,907      $          100,258    $           (2,814)    $          235,351
                                              =================       =================     =================      =================


                                       B-34(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1997 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.


                                                            HELD-TO-MATURITY                           AVAILABLE-FOR-SALE
                                                     AMORTIZED               FAIR               AMORTIZED               FAIR
                                                       COST                  VALUE                COST                  VALUE
                                                                                  (IN THOUSANDS)

Due in one year or less                         $         113,850     $         116,684  $            78,768  $             79,054
Due after one year through five years                     477,101               499,155              329,529               347,240
Due after five years through ten years                    625,518               670,597              651,878               683,747
Due after ten years                                       318,637               350,357            1,548,472             1,666,260
Mortgage-backed securities                                 19,799                20,747            2,786,278             2,882,760
                                                  ----------------      ----------------     ----------------      ----------------

Total                                           $       1,554,905     $       1,657,540  $         5,394,925  $          5,659,061
                                                  ================      ================     ================      ================


     Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                     DECEMBER 31,
                                               1997               1996
                                                    (IN THOUSANDS)

Planned amortization class              $        554,425  $         618,953
Asset-backed                                     594,128            490,018
Mezzanine                                        328,539            322,812
Commercial                                       556,155            413,571
Sequential pay                                   680,397            552,512
Pass through                                     132,522            105,282
Other                                             56,393             58,604
                                           --------------     --------------

Total mortgage-backed securities        $      2,902,559  $       2,561,752
                                           ==============     ==============


     Phoenix had 30% and 37% at December 31, 1997 and 1996, respectively, in planned amortization class and mezzanine mortgage-backed securities which have reasonably predictable cash flows and a relatively high degree of prepayment protection.



                                       B-35(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MORTGAGE LOANS AND REAL ESTATE

     Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

     Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                          MORTGAGE LOANS                        REAL ESTATE
                                           DECEMBER 31,                         DECEMBER 31,
                                    1997               1996               1997               1996
                                          (IN THOUSANDS)                       (IN THOUSANDS)
PROPERTY TYPE:
Office buildings            $         246,500    $       251,526  $         180,743     $      246,644
Retail                                231,886            257,721            108,907            121,813
Apartment buildings                   303,990            241,286             20,560             26,286
Industrial buildings                  162,008            197,013             39,810             56,134
Other                                  18,917             47,929                238              7,577
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============

GEOGRAPHIC REGION:
Northeast                   $         222,975    $       260,146 $           92,513     $      103,761
Southeast                             257,376            261,957             85,781            110,746
North central                         189,163            158,902             63,751             86,070
South central                          79,092             57,507             58,954             85,532
West                                  214,695            256,963             49,259             72,345
Valuation allowances                  (35,800)           (48,399)           (28,501)           (47,509)
                               ---------------     --------------   ----------------      -------------
Total                       $         927,501    $       947,076  $         321,757     $      410,945
                               ===============     ==============   ================      =============


     At December 31, 1997, scheduled mortgage loan maturities were as follows:
     1998 - $151 million; 1999 - $88 million; 2000 - $97 million; 2001 - $92 million; 2002 - $41 million; and $494 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $8.6 million and $28.9 million of its mortgage loans during 1997 and 1996, respectively, based on terms which differed from those granted to new borrowers.



                                       B-36(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT VALUATION ALLOWANCES

     Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:


                          BALANCE AT                                                    BALANCE AT
                          JANUARY 1,        ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                       (IN THOUSANDS)
1997
Mortgage loans         $        48,399   $               6,731  $        (19,330) $              35,800
Real estate                     47,509                   4,201           (23,209)                28,501
                         --------------    --------------------   ---------------   --------------------
Total                  $        95,908   $              10,932  $        (42,539) $              64,301
                         ==============    ====================   ===============   ====================

1996
Mortgage loans         $        65,807   $               7,640  $        (25,048) $              48,399
Real estate                     83,755                   2,526           (38,772)                47,509
                         --------------    --------------------   ---------------   --------------------
Total                  $       149,562   $              10,166  $        (63,820) $              95,908
                         ==============    ====================   ===============   ====================


     NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

     The net carrying values of non-income producing mortgage loans were $7.0 million and $4.5 million at December 31, 1997 and 1996, respectively. There were no non-income producing bonds at December 31, 1997 or 1996.

     INTEREST RATE SWAPS

     Phoenix enters into interest rate swap agreements, generally having maturities of seven years or less, to hedge certain variable rate investment income streams matched against fixed rate liability streams. The notional amounts of these investments were $272.9 million and $73.1 million at December 31, 1997 and 1996, respectively. Average received and average paid rates were 7.00% and 6.63% for 1997.

     These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged. Management of Phoenix considers the likelihood of any material loss on interest rate swaps to be remote.


                                       B-37(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER INVESTED ASSETS

     Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:


                                                                          DECEMBER 31,
                                                                     1997             1996
                                                                         (IN THOUSANDS)

Venture capital equity partnerships                            $       88,228    $      66,284
Transportation and equipment leases                                    59,111           46,950
Investment in Aberdeen Asset Management                                32,817           29,980
Investment in Beutel, Goodman & Co. Ltd.                               31,214           34,541
Seed money in separate accounts                                        41,297           35,747
Other                                                                  10,008            4,617
                                                                 -------------     ------------

Total other invested assets                                    $      262,675    $     218,119
                                                                 =============     ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                       1997             1996              1995

                                                   (in thousands)
Debt securities                   $     509,702    $     469,713    $      437,521
Equity securities                         4,277            4,689             1,787
Mortgage loans                           85,662           84,318            92,283
Policy loans                            122,562          117,742           115,055
Real estate                              18,939           21,799            20,910
Other invested assets                      (415)             332               871
Short-term investments                   18,768           18,688            21,974
                                    ------------     ------------     -------------

Sub-total                               759,495          717,281           690,401
Less investment expenses                 22,621           27,391            27,933
                                    ------------     ------------     -------------

Net investment income             $     736,874    $     689,890    $      662,468
                                    ============     ============     =============


     Investment income of $.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1997. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

     The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million and $61.5 million at December 31, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $5.3 million, $3.1 million and $6.6 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income was $3.8 million, $5.2 million and $6.4 million in 1997, 1996 and 1995, respectively.

                                       B-38(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Unrealized gains and losses on investments carried at fair value for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                   (IN THOUSANDS)

Debt securities                               $       112,194   $           (70,986)  $        476,352
Equity securities                                      74,547                40,803             24,527
Deferred policy acquisition costs                     (77,985)               51,528           (341,836)
Deferred income taxes                                  38,064                 7,432             55,692
Other (Note 9)                                         (4,719)                1,241             (3,833)
                                                --------------    ------------------    ---------------

Net unrealized investment gains               $        65,973   $            15,154   $         99,518
                                                ==============    ==================    ===============


     Realized investment gains and losses for the year ended December 31, were as follows:


                                                    1997                1996                 1995
                                                                  (IN THOUSANDS)

Debt securities                               $        19,315   $           (10,476)  $          8,080
Equity securities                                      26,290                59,794             29,276
Mortgage loans                                          3,805                 2,628               (262)
Real estate                                            44,668                24,711             20,535
Other invested assets                                  48,692                18,608             17,109
                                                --------------    ------------------    ---------------
                                                      142,770                95,265             74,738
Income taxes                                           49,970                33,343             26,158
                                                --------------    ------------------    ---------------

Net realized investment gains after taxes     $        92,800   $            61,922   $         48,580
                                                ==============    ==================    ===============


     The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                               1997                1996                 1995
                                                              (IN THOUSANDS)

     Proceeds from disposals           $     1,206,744   $         1,348,809   $      1,145,146
     Gross gains on sales              $        48,100   $            17,429   $         27,980
     Gross losses on sales             $        28,785   $            27,905   $         19,900


                                       B-39(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill and other intangible assets were as follows:


                                                  DECEMBER 31,
                                              1997            1996
                                                 (IN THOUSANDS)

Goodwill                                 $     387,517   $     231,135
Investment management contracts                167,788          56,700
Client listings                                 45,441          41,410
Non-compete covenants                            5,000           5,000
Intangible asset related to
  pension plan benefits                         18,032          19,835
Other                                            1,499           1,220
                                           ------------    ------------
                                               625,277         355,300

Accumulated amortization                       (83,778)        (41,793)
                                           ------------    ------------

Total                                    $     541,499   $     313,507
                                           ============    ============


     Phoenix Duff & Phelps' amounts included above were as follows:


                                                   DECEMBER 31,
                                              1997            1996
                                                  (IN THOUSANDS)

Goodwill                                 $     321,932   $     179,406
Investment management contracts                167,788          56,700
Non-compete covenants                            5,000           5,000
Other                                            1,220           1,220
                                           ------------    ------------
                                               495,940         242,326

Accumulated amortization                       (27,579)        (13,198)
                                           ------------    ------------

Total                                    $     468,361   $     229,128
                                           ============    ============


     In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income and Equity.


                                       B-40(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     EQUITY SECURITIES

     Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     MORTGAGE LOANS

     Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 175 and 450 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.


                                       B-41(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT CONTRACTS

     In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

     The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

     Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

     DEBT

     The carrying value of debt reported on the balance sheet approximates fair value.

     The estimated fair values of the financial instruments as of December 31, were as follows:


                                                             1997                                    1996
                                                  CARRYING              FAIR              CARRYING             FAIR
                                                   VALUE                VALUE               VALUE              VALUE
                                                                             (IN THOUSANDS)
Financial assets:
Cash and cash equivalents                   $         159,307  $           159,307  $         172,895  $         172,895
Short-term investments                              1,078,276            1,078,276            164,967            164,967
Debt securities                                     7,213,966            7,316,601          6,451,078          6,500,017
Equity securities                                     373,388              373,388            235,351            235,351
Mortgage loans                                        927,501              956,041            947,076            986,900
Policy loans                                        1,986,728            2,104,704          1,667,784          1,645,899
                                               ---------------     ----------------     --------------     --------------
Total financial assets                      $      11,739,166  $        11,988,317  $       9,639,151  $       9,706,029
                                               ===============     ================     ==============     ==============

Financial liabilities:
Policy liabilities                          $         902,200  $           902,200  $         875,200  $         875,100
Securities sold subject to repurchase
  agreements                                          137,473              137,473
Other indebtedness                                    471,085              471,085            490,430            490,430
                                               ---------------     ----------------     --------------     --------------
Total financial liabilities                 $       1,510,758  $         1,510,758  $       1,365,630  $       1,365,530
                                               ===============     ================     ==============     ==============


                                       B-42(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   OTHER INDEBTEDNESS


                                             DECEMBER 31,
                                        1997             1996
                                            (IN THOUSANDS)


 Short-term debt                 $        15,539  $        12,455
 Bank borrowings                         263,732          280,845
 Notes payable                            14,632           19,522
 Surplus notes                           175,000          175,000
 Secured debt                              2,182            2,608
                                     ------------     ------------

 Total other indebtedness        $       471,085  $       490,430
                                     ============     ============


     Phoenix has various lines of credit established with major commercial banks. As of December 31, 1997, Phoenix had outstanding balances totaling $264.5 million. The total unused credit was $145.3 million. Interest rates ranged from 5.42% to 6.63% in 1997.

     On November 25, 1996, Phoenix issued $175 million of surplus notes (See
     Note 3).

     Maturities of other indebtedness are as follows: 1998 - $15.5 million; 1999
     - $55 million; 2000 - $4 million; 2001 - $29 million; 2002 - $192 million;
     2003 and thereafter - $175.5 million.

     Interest expense was $32.5 million, $18.0 million and $7.7 million for the years ended December 31, 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     A summary of income taxes (benefits) in the Consolidated Statement of Income and Equity for the year ended December 31, was as follows:


                           1997          1996            1995
                                       (IN THOUSANDS)

 Income taxes
   Current           $      54,514  $     59,673  $        59,590
   Deferred                  2,555        19,658          (16,238)
                        -----------    ----------     ------------

 Total               $      57,069  $     79,331  $        43,352
                        ===========    ==========     ============


                                       B-43(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):


                                                    1997                   1996                  1995
                                                                  %                     %                      %

Income tax expense at statutory rate          $       80,710      35  $      66,136     35  $      55,318      35
Non-taxable gain on Phoenix Duff &
    Phelps merger                                                                                 (14,203)     (9)
Dividend received deduction and
  tax-exempt interest                                 (2,513)     (1)        (2,107)    (1)          (623)
Other, net                                            (8,017)     (4)         2,736      1          2,860       1
                                                 ------------   -----   ------------  -----   ------------   -----
                                                      70,180      30         66,765     35         43,352      27
 Differential earnings (equity tax)                  (13,111)     (5)        12,566      7
                                                 ------------   -----   ------------  -----   ------------   -----

Income taxes                                  $       57,069      25  $      79,331     42  $      43,352      27
                                                 ============   =====   ============  =====   ============   =====


                                       B-44(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:


                                                              DECEMBER 31,
                                                         1997              1996
                                                             (IN THOUSANDS)

Deferred policy acquisition costs                 $       303,500  $        220,135
Unearned premium/deferred revenue                        (139,817)         (131,513)
Impairment reserves                                       (26,102)          (43,331)
Pension and other postretirement benefits                 (56,643)          (58,230)
Investments                                                77,202            50,219
Future policyholder benefits                             (140,980)          (37,904)
Other                                                      45,053            15,633
                                                     -------------     -------------
                                                           62,213            15,009
Net unrealized investment gains                            84,134            48,320
Minimum pension liability                                  (2,526)           (1,395)
Foreign tax credit                                                           (1,109)
                                                     -------------     -------------

Deferred income tax liability, net
  before valuation allowance                              143,821            60,825

Valuation allowance                                                           1,109
                                                     -------------     -------------

Deferred income tax liability, net                $       143,821  $         61,934
                                                     =============     =============


     Gross deferred income tax assets totaled $366 million and $274 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $510 million and $336 million at December 31, 1997 and 1996, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1997 and 1996, with the exception of the foreign tax credit, will be realized.

     The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 and 1996. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.



                                      B-45(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.   PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

     PENSION PLANS

     Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

     Components of net periodic pension cost for the year ended December 31, were as follows:


                                                           1997              1996             1995
                                                                        (IN THOUSANDS)

 Service cost - benefits earned during the year     $        10,278  $         10,076  $         9,599
 Interest accrued on projected benefit obligation            22,650            22,660           19,880
 Actual return on assets                                    (53,093)          (38,788)         (62,567)
 Net amortization and deferral                               30,488            17,318           45,807
                                                        ------------     -------------     ------------

 Net periodic pension cost                          $        10,323  $         11,266  $        12,719
                                                        ============     =============     ============


     In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.


                                      B-46(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The funded status of the plan for which assets exceeded accumulated benefit obligations was as follows:


                                                                            DECEMBER 31,
                                                                       1997            1996
                                                                           (IN THOUSANDS)

Actuarial present value of vested benefit obligation           $       236,443  $      213,148
Actuarial present value of non-vested benefit obligation                16,312          14,828
                                                                  -------------    ------------

Accumulated benefit obligation                                         252,755         227,976
Present value effect of future salary increases                         32,316          33,910
                                                                  -------------    ------------

Projected benefit obligation                                   $       285,071  $      261,886
                                                                  =============    ============
Plan assets at fair value                                      $       321,555  $      292,070
                                                                  =============    ============

Plan assets in excess of projected benefit obligation          $       (36,484) $      (30,184)
Unrecognized net gain from past experience                              60,759          52,312
Unrecognized prior service benefit                                          52             240
Unamortized transition asset                                            16,586          19,745
                                                                  -------------    ------------

Net pension liability (included in other liabilities)          $        40,913  $       42,113
                                                                  =============    ============


     At December 31, 1997 and 1996, the non-qualified plan was unfunded and had projected benefit obligations of $50.4 million and $50.0 million, respectively. The accumulated benefit obligations as of December 31, 1997 and 1996 related to this plan were $42.8 million and $37.4 million, respectively, and are included in other liabilities.

     Phoenix recorded, as a reduction of policyholders' equity, an additional minimum pension liability of $4.7 million and $2.8 million, net of income taxes, at December 31, 1997 and 1996, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $18.0 million and $19.8 million as of December 31, 1997 and 1996 related to the non-qualified plan.

     The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0%, for 1997 and 7.5% and 4.5% for 1996. The discount rate assumption for 1997 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0%.

     The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital funds, and shares of mutual funds.

     Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1997, 1996 and 1995 were $3.8 million, $4.2 million and $4.2 million, respectively.


                                       B-47(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OTHER POSTRETIREMENT BENEFIT PLANS

     In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

     Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

     The plan's funded status reconciled with amounts recognized in Phoenix's Consolidated Balance Sheet, was as follows:


                                                                          DECEMBER 31,
                                                                   1997              1996
                                                                         (IN THOUSANDS)

Accumulated postretirement benefit obligation
  Retirees                                                   $       35,900    $       30,576
  Fully eligible active plan participants                             6,889            11,466
  Other active plan participants                                     23,829            21,614
                                                                 ------------       -----------
  Total accumulated postretirement benefit obligation                66,618            63,656
Unrecognized net gain from past experience                           28,037            29,173
                                                                 ------------       -----------

Accrued postretirement benefit liability                     $       94,655    $       92,829
                                                                 ============       ===========


     The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:


                                                       1997           1996           1995
                                                                 (IN THOUSANDS)

Service cost - benefits earned during year       $       3,136  $       2,765  $      3,366
Interest cost accrued on benefit obligation              4,441          4,547         5,275
Net amortization                                        (1,527)        (1,577)         (458)
                                                     ----------     ----------     ---------

Net periodic postretirement benefit cost         $       6,050  $       5,735  $      8,183
                                                     ==========     ==========     =========



                                       B-48(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

     The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 7.5% at December 31, 1996.

     For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.5% in 1996, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remained at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $5.3 million and the annual service and interest cost by $.8 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

     OTHER POSTEMPLOYMENT BENEFITS

     Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Postemployment benefit expense was $.4 million for 1997, $.4 million for 1996 and $.5 million for 1995.



                                       B-49(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  SEGMENT INFORMATION

     Phoenix operates principally in seven segments: Individual Insurance, Group Life and Health Insurance, Life Reinsurance, General Lines Brokerage, Securities Management, Real Estate Management and Other Operations. Other Operations includes unallocated investment income, expenses and realized investment gains related to capital in excess of segment requirements; assets include equity securities.

     Summarized below is financial information with respect to the business segments:


                                                              DECEMBER 31,
                                               1997                 1996                 1995
                                                             (IN THOUSANDS)
REVENUES
Individual Insurance                  $         2,028,230  $         1,796,572  $         1,752,338
Group Life and Health Insurance                   459,405              462,551              421,771
Life Reinsurance                                  162,843              143,314              128,813
General Lines Brokerage                            64,093               61,809               40,977
Securities Management                             177,894              164,966              112,206
Real Estate Management                             15,319               13,550               13,562
Other Operations                                   80,496               82,273               48,873
                                         -----------------    -----------------    -----------------
Total                                 $         2,988,280  $         2,725,035  $         2,518,540
                                         =================    =================    =================

OPERATING INCOME
Individual Insurance                  $           132,308  $            63,013  $            43,094
Group Life and Health Insurance                    31,276               11,220               19,921
Life Reinsurance                                   10,592                8,078               17,656
General Lines Brokerage                           (21,652)              (2,935)              (1,887)
Securities Management                              38,813               44,440               23,667
Real Estate Management                             (2,433)              (3,783)                (184)
Other Operations                                   41,695               68,928               15,204
                                         -----------------    -----------------    -----------------
Total                                 $           230,599  $           188,961  $           117,471
                                         =================    =================    =================

IDENTIFIABLE ASSETS
Individual Insurance                  $        15,679,598  $        12,961,648
Group Life and Health Insurance                   655,800              596,800
Life Reinsurance                                  313,500              304,300
General Lines Brokerage                           111,900              117,300
Securities Management                             615,112              376,000
Real Estate Management                            278,500              319,400
Other Operations                                  864,309              777,600
                                         -----------------    -----------------
Total                                 $        18,518,719  $        15,453,048
                                         =================    =================



                                       B-50(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  LEASES AND RENTALS

     Rental expenses for operating leases, principally with respect to buildings, amounted to $14.9 million, $14.8 million and $14.6 million in 1997, 1996, and 1995, respectively. Future minimum rental payments under non-cancelable operating leases were approximately $51.0 million as of December 31, 1997, payable as follows: 1998 - $15.7 million; 1999 - $12.9 million; 2000 - $10.1 million; 2001 - $5.6 million; 2002 - $3.6 million;
     and $3.1 million thereafter.

12.  PROPERTY AND EQUIPMENT

     Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $109.0 million and $97.2 million, respectively, at December 31, 1997 and 1996. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $164.4 million and $144.1 million at December 31, 1997 and 1996, respectively.

13.  DIRECT BUSINESS WRITTEN AND REINSURANCE

     As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. The maximum amount of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. For reinsurance ceded, Phoenix remains liable in the event that assuming reinsurers are unable to meet the contractual obligations. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:


                                                            1997                   1996                    1995
                                                                              (IN THOUSANDS)
Direct premiums                                   $          1,592,800  $             1,473,869  $          1,455,459
Reinsurance assumed                                            329,927                  276,630               271,498
Reinsurance ceded                                             (282,121)                (231,677)             (270,082)
                                                      -----------------     --------------------     -----------------
Net premiums                                      $          1,640,606  $             1,518,822  $          1,456,875
                                                      =================     ====================     =================

Direct policy and contract claims incurred        $            626,834  $               575,824  $            605,545
Reinsurance assumed                                            410,704                  170,058               256,529
Reinsurance ceded                                             (373,127)                (160,646)             (292,357)
                                                      -----------------     --------------------     -----------------
Net policy and contract claims incurred           $            664,411  $               585,236  $            569,717
                                                      =================     ====================     =================

Direct life insurance in force                    $        120,394,664  $           108,816,856  $        102,606,749
Reinsurance assumed                                         84,806,585               61,109,836            36,724,852
Reinsurance ceded                                          (74,764,639)             (51,525,976)          (34,093,090)
                                                      -----------------     --------------------     -----------------
Net insurance in force                            $        130,436,610  $           118,400,716  $        105,238,511
                                                      =================     ====================     =================




                                       B-51(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Irrevocable letters of credit aggregating $134.8 million at December 31, 1997 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14.  PARTICIPATING LIFE INSURANCE

     Participating life insurance in force was 79.6% and 80.0% of the face value of total individual life insurance in force at December 31, 1997 and 1996, respectively. The premiums on participating life insurance policies were 83.5%, 84.1% and 84.7% of total individual life insurance premiums in 1997, 1996 and 1995, respectively.

15.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                           1997                1996                1995
                                                                          (IN THOUSANDS)

Balance at beginning of year                     $            926,274  $         816,128  $         1,128,227
Acquisition cost deferred                                     295,189            153,873              143,519
Amortized to expense during the year                         (105,071)           (95,255)            (113,788)
Adjustment to equity during the year                          (77,985)            51,528             (341,830)
                                                     -----------------     --------------     ----------------

Balance at end of year                           $          1,038,407  $         926,274  $           816,128
                                                     =================     ==============     ================


16.  MINORITY INTEREST

     Phoenix's interests in Phoenix Duff & Phelps Corporation and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings are represented by ownership of approximately 60% and 92%, respectively, of the outstanding shares of common stock at December 31, 1997. Earnings and policyholders' equity attributable to minority shareholders are included in minority interest in the consolidated financial statements along with Phoenix Duff & Phelps' preferred stock.

17.  CONTINGENCIES

     FINANCIAL GUARANTEES

     Phoenix is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect Phoenix's maximum exposure to credit loss in the event of nonperformance. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 and 1996 was $88.7 million and $88.8 million, respectively. Management believes that any loss contingencies which may arise from Phoenix's financial guarantees would not have a material adverse effect on Phoenix's liquidity or financial condition.


                                       B-52(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LITIGATION

     In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. An after tax provision of $25 million was recorded in 1995. In addition, $7 million after-tax was expensed in 1996. Phoenix estimates the cost of settlement to be $40 million after tax. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

     Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

18.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1997, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from policyholders' equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in policyholders' equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:


                                                     1997              1996              1995
                                                                  (IN THOUSANDS)

Statutory net income                          $        60,702  $         72,961  $        64,198
Deferred policy acquisition costs, net                 48,821            58,618           29,766
Future policy benefits                                 (9,145)          (16,793)         (15,763)
Pension and postretirement expenses                    (7,955)          (23,275)         (12,691)
Investment valuation allowances                        88,813            76,631           56,745
Interest maintenance reserve                           17,544            (5,158)           5,829
Deferred income taxes                                 (36,250)          (67,064)         (10,021)
Other, net                                              2,118             4,808           (4,314)
                                                  ------------     -------------     ------------

Net income, as reported                       $       164,648  $        100,728  $       113,749
                                                  ============     =============     ============



                                       B-53(T)

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of Phoenix as reported to regulatory authorities to policyholders' equity as reported in these financial statements:


                                                                 DECEMBER 31,
                                                           1997               1996
                                                                (IN THOUSANDS)

Statutory surplus, surplus notes and AVR             $       1,152,820  $       1,102,200
Deferred policy acquisition costs, net                       1,227,782          1,037,664
Future policy benefits                                        (395,436)          (379,820)
Pension and postretirement expenses                           (169,383)          (152,112)
Investment valuation allowances                                (40,032)          (139,562)
Interest maintenance reserve                                    33,794              6,897
Deferred income taxes                                          (12,051)            82,069
Surplus notes                                                 (157,500)          (157,500)
Other, net                                                     (11,904)            (2,367)
                                                         --------------     --------------
Policyholders' equity, as reported                   $       1,628,090  $       1,397,469
                                                         ==============     ==============


     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.


                                       B-54(T)

                                     PART C

                                OTHER INFORMATION
    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)  Financial Statements

              The financial statements are included in Part B. Consolidated financial information is included in Part A.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing Separate Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and is incorporated herein by reference.

              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.
              (3)(b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.


              (3)(c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.


              (4)(a) Form of Contract (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(b) Form of Contract (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(c) Form of Contract (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(d) Form of Contract (Big Edge Choice) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (5)(a) Form of Application (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(b) Form of Application (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(c) Form of Application (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(d) Form of Application (Big Edge Choice) filed via Edgar with registrant's Post-Effective Amendment No. 25 on
                      February 28, 1997, is incorporated herein by reference.

              (6) Charter and By-Laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.


              (7)     Not Applicable


              (8) Product Development and Fund Participation Agreement (TIP) filed with registrant's Post-Effective Amendment No.13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.


               (9) See Exhibit 10(a).

              (10)(a) Written Consent and Opinion as to Legality of Securities
                      Being Registered of Edwin L. Kerr, Esquire filed via Edgar herewith.


               (10)(b)Written Consent of Price Waterhouse LLP filed via Edgar herewith.

               (11)   Not Applicable

               (12)   Not Applicable


              (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

              (13)(b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.


               (14)   Not Applicable


              (15) Powers of Attorney filed via Edgar with registrant's Post-Effective Amendment No. 28 on April 30, 1998.


              (27)    Not Applicable

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


           NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITIONS WITH DEPOSITOR
           ----                              --------------------------                      ------------------------


           Sal H. Alfiero                    Chairman and Chief Executive Officer            Director
                                             Mark IV Industries, Inc.
                                             Amherst, NY

           J. Carter Bacot                   Chairman and Chief Executive Officer            Director
                                             The Bank of New York
                                             New York, NY

           Carol H. Baldi                    President                                       Director
                                             Carol H. Baldi, Inc.
                                             New York, NY

           Peter C. Browning                 President and Chief Operating Officer           Director
                                             Sonoco Products Company
                                             Hartsville, SC

           Arthur P. Byrne                   Chairman, President and                         Director
                                             Chief Executive Officer
                                             The Wiremold Company

           Richard N. Cooper, Ph.D.          Professor of International                      Director
                                             Economics, Harvard University;
                                             formerly Chairman, National
                                             Intelligence Council, Central
                                             Intelligence Agency
                                             McLean, Virginia

           Gordon J. Davis, Esq.             Partner, LeBoeuf, Lamb, Greene &                Director
                                             MacRae; formerly Partner, Lord, Day
                                             & Lord, Barret Smith
                                             New York, NY

           Robert W. Fiondella*              Phoenix Home Life Mutual                        Chairman of the Board,
                                             Insurance Company                               President and Chief
                                             Hartford, CT                                    Executive Officer

           Jerry J. Jasinowski               President                                       Director
                                             National Association of Manufacturers
                                             Washington, D.C.



           John W. Johnstone                 Chairman, President and Chief                   Director
                                             Executive Officer, Olin Corporation
                                             Norwalk, CT

           Philip R. McLoughlin*             Phoenix Home Life                               Director, Executive Vice
                                             Mutual Insurance Company                        President and Chief
                                             Hartford, CT                                    Investment Officer

           Charles J. Paydos**               Phoenix Home Life                               Director and Executive
                                             Mutual Insurance Company                        Vice President
                                             Hartford, CT

           Robert F. Vizza                   President and Chief Executive Officer           Director
                                             St. Francis Hospital
                                             Roslyn, NY

           Robert G. Wilson                  Chief Executive Officer, CreditSource           Director
                                             USA, Inc., Charlotte, North
                                             Carolina; formerly Chairman and
                                             President Ziani International
                                             Capital, Inc., Miami, Florida, Vice
                                             Chairman, Carter Kaplan & Company,
                                             Richmond Virginia and Chairman and
                                             Chief Executive Officer, Ecologic
                                             Waste Services, Inc., Miami, FL


           Richard H. Booth*                                                                 Executive Vice President
                                                                                             Strategic Development;
                                                                                             formerly President,
                                                                                             Traveler's Insurance
                                                                                             Company

           David W. Searfoss*                                                                Executive Vice President
                                                                                             and Chief Financial
                                                                                             Officer

           Dona D. Young*                                                                    Executive Vice President
                                                                                             Individual Insurance and
                                                                                             General Counsel

           Kelly J. Carlson*                                                                 Senior Vice President
                                                                                             Distribution Planning

           Carl T. Chadburn**                                                                Executive Vice

           Robert G. Chipkin*                                                                Senior Vice President and
                                                                                             Corporate Actuary

           Martin J. Gavin*                                                                  Senior Vice President

           Randall C. Giangiulio**                                                           Senior Vice President
                                                                                             Group Sales
           Joan E. Herman*                                                                   Senior Vice President

           Edward P. Hourihan*                                                               Senior Vice President
                                                                                             Information Systems



           Joseph E. Kelleher**                                                              Senior Vice President,
                                                                                             Underwriting and
                                                                                             Operations

           Robert G. Lautensack, Jr.*                                                        Senior Vice President,
                                                                                             Individual Financial

           Maura L. Melley                                                                   Senior Vice President
                                                                                             Public Affairs

           Scott C. Noble*                                                                   Senior Vice President

           Robert E. Primmer*                                                                Senior Vice President
                                                                                             Individual Distribution

           Frederick W. Sawyer, III*                                                         Senior Vice President

           Richard C. Shaw*                                                                  Senior Vice President

           Simon Y. Tan*                                                                     Senior Vice President
                                                                                             Market and Product
                                                                                             Development

           Anthony J. Zeppetella                                                             Senior Vice President,
                                                                                             Corporate Portfolio
                                                                                             Management

           Walter H. Zultowski                                                               Senior Vice President,
                                                                                             Marketing and Market
                                                                                             Research; formerly Senior
                                                                                             Vice President, LIMRA
                                                                                             International,
                                                                                             Hartford, Connecticut



* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06115.

** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06082-2200.

ITEM 26. NOT APPLICABLE

ITEM 27. NUMBER OF CONTRACTOWNERS


     On March 31, 1998, there were 74,076 Owners of Contracts offered by Registrant.


ITEM 28. INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


     Article VI Section 6.1 of the By-Laws of the Phoenix Home Life Mutual Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person...is or was a Director or Officer of the Company; or...serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


       1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Version A.)


          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of PEPCO

                NAME AND PRINCIPAL                                   POSITIONS AND OFFICES
                BUSINESS ADDRESS                                     WITH UNDERWRITER
                ----------------                                     ----------------

                Michael E. Haylon***                                 Director

                Philip R. McLoughlin*                                Director and President

                William R. Moyer**                                   Director, Senior Vice President and Chief
                                                                     Financial Officer

                John F. Sharry**                                     Executive Vice President, Retail Distribution

                Paul Atkins***                                       Senior Vice President and Sales Manager

                Maris Lambergs**                                     Senior Vice President, Insurance and
                                                                     Independent Division

                Leonard J. Saltiel**                                 Managing Director, Operations and Service

                G. Jeffrey Bohne****                                 Vice President, Mutual Fund Customer Service

                Eugene A. Charon**                                   Vice President and Corporate Controller

                Nancy G. Curtiss***                                  Vice President and Treasurer, Fund Accounting

                Thomas N. Steenburg*                                 Vice President, Counsel and Secretary


                ---------------
                * The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.
                ** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
                *** The principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.
                **** The principal business address is 101 Munson Street,
                     Greenfield, Massachusetts 01302-0810.
           (c) Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF
PRINCIPAL                           NET UNDERWRITING             COMPENSATION              BROKERAGE
UNDERWRITER                     DISCOUNTS AND COMMISSIONS        ON REDEMPTION             COMMISSIONS             COMPENSATION
-----------                     -------------------------        -------------             -----------             ------------

PEPCO                                 $21,403,257                     -0-                      -0-                     -0-



                PEPCO received no other out-of-pocket compensation from Phoenix Home Life.


       2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)


          (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of WSG

                 NAME AND PRINCIPAL                       POSITIONS AND OFFICES
                 BUSINESS ADDRESS                         WITH UNDERWRITER
                 ----------------                         ----------------

                 Simon Y. Tan *                           Director and President

                 Philip R. McLoughlin**                   Director

                 Charles J. Paydos***                     Director

                 Robert E. Primmer*                       Director

                 David W. Searfoss*                       Director

                 Dona D. Young*                           Director

                 Gerard A. Rocchi*                        Senior Vice President and Chief Operating Officer

                 Peter S. Deering****                     Vice President and Chief Marketing Officer

                 Laura E. Miller****                      Vice President,  Chief Financial Officer and Treasurer

                 Michael A. Gilliland*                    Assistant Vice President and Compliance Officer

                ---------------
                * The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.
                **   The principal business address of this individual is 56
                     Prospect Street, Hartford, Connecticut 06115-0480.
                ***  The  principal business address of this individual is 100
                     Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
                **** The principal business address of each of these individuals is 2355 Northside Drive, Suite 260, San Diego, California 92108.

           (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    Item 7, Part II of registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.

ITEM 31.  MANAGEMENT SERVICES

      Not applicable.

ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be made;

           (b) to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 1998.


           PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

           By:  *Robert W. Fiondella
           Robert W. Fiondella
           Chief Executive Officer

           PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

           By: *Robert W. Fiondella
           Robert W. Fiondella
           Chief Executive Officer
           of Phoenix Home Life Mutual Insurance Company


           As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 30th day of April, 1998.


           Signature                                          Title
           ---------                                          -----


____________________________________                          Director
*Sal H. Alfiero


____________________________________                          Director
*J. Carter Bacot


____________________________________                          Director
*Carol H. Baldi


____________________________________                          Director
*Peter C. Browning



____________________________________                          Director
*Arthur P. Byrne



____________________________________                          Director
*Richard N. Cooper


____________________________________                          Director
*Gordon J. Davis


____________________________________                          Chairman of the Board,
*Robert W. Fiondella                                          President and Chief Executive Officer
                                                              (Principal Executive Officer)

____________________________________                          Director
*Jerry J. Jasinowski


____________________________________                          Director
*John W. Johnstone


____________________________________                          Director
*Marilyn E. LaMarche


____________________________________                          Director
*Philip R. McLoughlin



____________________________________                          Director
*Indra K. Nooyi



____________________________________                          Director
*Charles J. Paydos




____________________________________                          Director
*Robert F. Vizza


____________________________________                          Director
*Wilson Wilde


____________________________________                          Director
*Robert G. Wilson


By:  /S/ DONA D. YOUNG
     -------------------------------------------
*DONA D. YOUNG, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.



                                      S-2